                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          File No.  333-80481

     Pre-Effective Amendment No.                                                                                                 |_|

     Post-Effective Amendment No. 13                                                                                             |X|

                        (Check appropriate box or boxes.)


                           NATIONWIDE VARIABLE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
------------------------------------------------------------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           --------------------------------------------------------------------



                             PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
------------------------------------------------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering               MAY 1, 2004
                                                           --------------------------------------------------------------------


It   is proposed that this filing will become effective (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 2004 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph
     (a)(1) |_| on (date) pursuant to paragraph (a)(1) If appropriate, check the following box: |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered                       DEFERRED VARIABLE ANNUITY CONTRACT
                                                           --------------------------------------------------------------------



                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                     Account


                   The date of this prospectus is May 1, 2004.


--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

 The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 28. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                                 Nationwide Life Insurance Company
                                 One Nationwide Plaza, RR1-04-F4
                                 Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract.

o    American Century: Growth - Investor Class
o    American Century: Income & Growth - Advisor Class
o    American Century: Short Term Government - Investor Class
o    American Century: Ultra - Investor Class

o American Century Variable Portfolios, Inc.: American Century VP International Fund - Class IV+

o    Dreyfus Appreciation Fund, Inc.
o    Federated High Yield Trust*
o    Federated Intermediate Income Fund - Institutional Service Shares
o    Fidelity Advisor Equity Growth Fund - Class A
o    Fidelity Advisor Equity Income Fund - Class A
o    Fidelity Advisor Growth Opportunities Fund - Class A

o Fidelity Variable Insurance Products: Fidelity VIP Overseas Portfolio - Service Class 2R+
o    Franklin Balance Sheet Investment Fund - Class A
o    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
o    Franklin Small-Mid Cap Growth Fund - Class A
o Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund - Class 3+
o Gartmore Bond Index Fund: Class A (formerly, Nationwide(R)Bond Index Fund - Class A)
o    Gartmore Government Bond Fund - Class D
o    Gartmore Growth Fund - Class A
o    Gartmore GMF Investor Destinations Funds
     >>   Gartmore GMF Investor Destinations Conservative Fund - Service Class
     >> Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class
     >>   Gartmore GMF Investor Destinations Moderate Fund - Service Class
     >> Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class
     >>   Gartmore GMF Investor Destinations Aggressive Fund - Service Class
o    Gartmore Large Cap Value Fund - Class A
o    Gartmore Money Market Fund - Service Class
o Gartmore Nationwide Fund - Class D (formerly, Gartmore Total Return Fund - Class D)
o    Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
o Gartmore Mid Cap Market Index Fund: Class A (formerly, Nationwide(R)Mid Cap Market Index Fund - Class A)
o Gartmore Small Cap Index Fund: Class A (formerly, Nationwide(R)Small Cap Index Fund - Class A)
o Gartmore S&P 500 Index Fund: Class A (formerly, Nationwide(R)S&P 500(R)Index Fund - Service Class)
o    INVESCO Dynamics Fund - Investor Class
o    Neuberger Berman Genesis Fund - Trust Class
o    Neuberger Berman Socially Responsive Fund - Trust Class

o    Oppenheimer Capital Appreciation Fund - Class A
o    Oppenheimer Champion Income Fund - Class A
o    Oppenheimer Strategic Income Fund - Class A

o Oppenheimer Variable Account Funds: Oppenheimer Global Securities Fund/VA - Class IV+

o    PIMCO Total Return Fund - Class A
o    Putnam Voyager Fund - Class A
o    Van Kampen Growth Fund - Class A
o    Van Kampen Growth and Income Fund - Class A
o    Van Kampen Real Estate Securities Fund - Class A
o    Waddell & Reed Advisors Small Cap Fund - Class A


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

o    American Century: International Growth - Advisor Class
o    Fidelity Advisor Overseas Fund - Class A
o Gartmore International Index Fund - Class A (formerly, Nationwide International Index Fund - Class A)
o Janus Adviser International Growth Fund - I Shares (formerly, Janus Adviser International Fund - I Shares)
o    Janus Adviser Worldwide Fund - I Shares
o    Oppenheimer Global Fund - Class A
o    Putnam International Equity Fund - Class A
o    Templeton Foreign Fund - Class A

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

o    Dreyfus Balanced Fund, Inc.
o    Dreyfus Premier Third Century Fund, Inc. - Class Z
o Gartmore Small Cap Fund - Class A (formerly, Nationwide Small Cap Fund - Class A)
o    Gartmore Value Opportunities Fund - Class A
o    INVESCO Small Company Growth Fund - Investor Class
o    Janus Adviser Balanced Fund - I Shares
o    Strong Advisor Common Stock Fund - Class Z
o    Strong Advisor Mid Cap Growth Fund - Class Z
o    Strong Growth & Income Fund - Investor Class

EFFECTIVE DECEMBER 19, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

o    Gartmore Growth Fund - Class D

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 2, 2000:


o    Dreyfus Emerging Leaders Fund
o    Janus Worldwide Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE OCTOBER 31, 2001:


o    Janus Fund
o    Janus Twenty Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2003:


o    Federated Bond Fund - Class F
o    Federated Equity Income Fund - Class F
o    Fidelity Advisor Balanced Fund - Class A
o    Fidelity Advisor High Income Advantage - Class T*
o    Gartmore Bond Fund - Class D (formerly, Nationwide(R) Fund - Class D
o    INVESCO Total Return Fund - Investor Class
o    Lazard Small Cap Portfolio - Open Shares
o    Neuberger Berman Guardian - Trust Class
o    Neuberger Berman Partners Fund - Trust Class


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
CONDENSED FINANCIAL INFORMATION.............................
FINANCIAL STATEMENTS........................................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS.............................

     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

REMOVAL OF VARIABLE ACCOUNT CHARGES.........................
OWNERSHIP RIGHTS............................................

     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization


RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
ASSIGNMENT..................................................
SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Contract/Owner Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING.................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL
     INFORMATION............................................

APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
STANDARD CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)...................      0%   1
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%   2
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 3
     MORTALITY AND EXPENSE RISK CHARGE..................................................................................  1.20%
CDSC OPTIONS (an applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses)
     7 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................  (0.25%   4
     Total Variable Account Charges (including this option only)........................................................  0.95%
     5 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................  (0.10%)  5
     Total Variable Account Charges (including this option only)........................................................  1.10%
------------------------------------------------------------------------------------------------------------------------------------


------------
1 The standard contract does not include a CDSC. However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

4    Range of 7 year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

5    Range of 5 year CDSC over time:

------------------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT                                 0          1          2           3          4          5
------------------------------------------------------------------------------------------------------------------------------------
CDSC PERCENTAGE                                               7%         7%         6%          4%         2%         0%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
REDUCED PURCHASE PAYMENT OPTION
     REDUCED PURCHASE PAYMENT OPTION....................................................................................  0.25%   6
     Total Variable Account Charges.....................................................................................  1.45%
     REDUCED PURCHASE PAYMENT OPTION (in Oregon only)...................................................................  0.30%   7
     Total Variable Account Charges (in Oregon only)....................................................................  1.50%

DEATH BENEFIT OPTIONS beginning January 2, 2001 (an applicant may elect one
Death Benefit Option as a replacement for the standard death benefit)

     OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.............................................................................  0.05%
     Total Variable Account Charges (including this option only)........................................................  1.25%
     OPTIONAL ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION............
     Total Variable Account Charges (including this option only)........................................................  0.15%
                                                                                                                          1.35%
     OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL
     PROTECTION.........................................................................................................  0.20%
     Total Variable Account Charges (including this option only)........................................................  1.40%
DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR
PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE
CONTRACT MODIFICATIONS (APPLICANTS MAY ELECT ONE OR BOTH):
     OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.............................................................................  0.05%
     Total Variable Account Charges (including this option only)........................................................  1.25%
     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT............................................................................  0.10%
     Total Variable Account Charges (including this option only)........................................................  1.30%
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 8
For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.
     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1.........................................................................  0.45%
     Total Variable Account Charges (including this option only)........................................................  1.65%
     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2.........................................................................  0.30%
     Total Variable Account Charges (including this option only)........................................................  1.50%
BENEFICIARY PROTECTOR OPTION............................................................................................  0.40%
Total Variable Account Charges (including this option)..................................................................  1.60%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts).........................................................  1.20%
Reduced Purchase Payment Option (in Oregon).............................................................................  0.30%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver.........................  0.20%
Guaranteed Minimum Income Benefit Option 1..............................................................................  0.45%
Beneficiary Protector Option............................................................................................  0.40%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.........................................................................  2.55%
------------------------------------------------------------------------------------------------------------------------------------


------------

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. Not available in Oregon.

7 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In Oregon only.

8    Effective May 1, 2003, these options are no longer available.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.58%                  1.83%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o    Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas
     Portfolio: Service Class 2R

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class IV


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                        1    3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.     10
                                       Yr.                                                                                  Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.83%)       1,160   1,885  2,618   4,683    460   1,385   2,318   4,683     *    1,385   2,318    4,683
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.58%)       1,029   1,503  2,001   3,552    329   1,003   1,701   3,552     *    1,003   1,701    3,552
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*

o    Roth IRAs;

o    Simplified Employee Pension (SEP IRAs); and

o    Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.


For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.


CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.


Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.


For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.


For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.



FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.




THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.


The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.




STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.


Nationwide may realize a profit from the Mortality and Expense Risk Charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee. For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and
systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option


In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 7 Year CDSC schedule is as follows:

                      7 Year CDSC Schedule
------------------------------ ----------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ----------------------------
              0                            7%
------------------------------ ----------------------------
              1                            7%
------------------------------ ----------------------------
              2                            6%
------------------------------ ----------------------------
              3                            5%
------------------------------ ----------------------------
              4                            4%
------------------------------ ----------------------------
              5                            3%
------------------------------ ----------------------------
              6                            2%
------------------------------ ----------------------------
              7                            0%
------------------------------ ----------------------------

5 Year CDSC Option


In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. Nationwide may realize a profit from this charge. The 5 Year CDSC schedule is as follows:

                      5 Year CDSC Schedule
------------------------------ ---------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ---------------------------
              0                            7%
------------------------------ ---------------------------
              1                            7%
------------------------------ ---------------------------
              2                            6%
------------------------------ ---------------------------
              3                            4%
------------------------------ ---------------------------
              4                            2%
------------------------------ ---------------------------
              5                            0%
------------------------------ ---------------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.


In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION


If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. Nationwide may realize a profit from this charge. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.


The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

o 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

o 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

o 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).


The charge assessed depends on which option the contract owner elects. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.


Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   the spouses must be co-annuitants;

3)   both co-annuitants must be age 85 or younger at the time of issue;

4)   the spouses must each be named as beneficiaries;

5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------


If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Each benefit is described below.


Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section (see, "Appendix C: Contract Types and Tax Information").


Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.


How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.


Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.


If the contract owner allocates or transfers contract value to a sub-account that has become unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, then the allocation or transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the allocation or transfer will be applied to the money market sub-account. No such allocation or transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions.


DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts; and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values. Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.


TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

If a sub-account that is designated to receive a transfer is unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, the transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the transfer will be applied to the money market sub-account. No such transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option), will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:




---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:

                                   (1)  they have been identified as engaging

                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.


Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account annual expenses;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.

SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. If a sub-account that is designated to receive Asset Rebalancing transfers is unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, the transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the transfer will be applied to the money market sub-account. No such transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions.



Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.


Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund - Service Class to any other underlying mutual fund. If a sub-account that is designated to receive Dollar Cost Averaging transfers is unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, the transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the transfer will be applied to the money market sub-account. No such transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value;

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C:
Contract Types and Tax Information).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o    The contract is issued to a MALE at age 55, 65, or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.



                   7 Years in Accumulation
            $140,710.04 for GMIB at Annuitization
-------------- -------------- ---------------- ------------
 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- ------------
     55             62             $4.72         $664.15
-------------- -------------- ---------------- ------------
     65             72             $5.96         $838.63
-------------- -------------- ---------------- ------------
     70             77             $6.79         $955.42
-------------- -------------- ---------------- ------------

                  10 Years in Accumulation
            $162,889.46 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
     55             65             $5.03         $819.33
-------------- -------------- ---------------- -----------
     65             75             $6.44       $1,049.01
-------------- -------------- ---------------- -----------
     70             80             $7.32       $1,192.35
-------------- -------------- ---------------- -----------

                   15 Years in Accumulation
             $200,000.00 for GMIB at Annuitization
-------------- --------------- --------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- --------------- --------------- -----------
     55              70           $5.66        $1,132.00
-------------- --------------- --------------- -----------
     65              80           $7.32        $1,464.00
-------------- --------------- --------------- -----------
     70              85           $8.18        $1,636.00
-------------- --------------- --------------- -----------

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for seven years; and

2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.


Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     o The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

--------------------------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all states.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.


The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.


Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).


Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the 7 year CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................149

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY GROWTH: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH: ADVISOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Dividend growth, current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL GROWTH: ADVISOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY SHORT TERM GOVERNMENT: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and limited price volatility.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

DREYFUS APPRECIATION FUND, INC.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS BALANCED FUND, INC.
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS EMERGING LEADERS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS PREMIER THIRD CENTURY FUND, INC.: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED BOND FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------



FEDERATED EQUITY INCOME FUND: CLASS F
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED HIGH YIELD TRUST
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INTERMEDIATE INCOME FUND: INSTITUTIONAL SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR BALANCED FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks a yield which exceeds the composite  dividend yield on securities  comprising the S&P 500 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND: CLASS T
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003..
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY ADVISOR OVERSEAS FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


FRANKLIN BALANCE SHEET INVESTMENT FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Mutual Advisers, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



FRANKLIN SMALL-MID CAP GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fees (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE BOND FUND: CLASS D
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE BOND INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of Lehman Brothers Aggregate Bond Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GOVERNMENT BOND FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GROWTH FUND: CLASS D
Effective December 19, 2003, this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE GMF INVESTOR DESTINATION FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Sub-adviser:                NorthPointe Capital, LLC
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE    GMF   INVESTOR  Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS  CONSERVATIVE                                      secondarily, long term growth of capital.  The Fund invests in a
FUND: SERVICE CLASS                                             target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE    GMF   INVESTOR  Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS    MODERATELY                                      secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE         FUND:                                      allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
SERVICE CLASS                                                   stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE    GMF   INVESTOR  Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS      MODERATE                                      and income.  The Fund invests in a target allocation mix of 30%
FUND: SERVICE CLASS                                             large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE    GMF   INVESTOR  Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS    MODERATELY                                      capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE  FUND:  SERVICE                                      mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small
CLASS                                                           cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE    GMF   INVESTOR  Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS    AGGRESSIVE                                      capital.  The Fund invests in a target allocation mix of 40% large
FUND: SERVICE CLASS                                             cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE INTERNATIONAL INDEX FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Morgan Stanley Capital  International(R)EAFE Capitalizatio
                                                 Weighted Index.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE LARGE CAP VALUE FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE MID CAP MARKET INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the S&P Mid Cap 400(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE MONEY MARKET FUND: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE NATIONWIDE(R) FUND: CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return  through a flexible  combination of capital  appreciation  and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE SMALL CAP FUND: CLASS A
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE SMALL CAP INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Russell 2000(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE S&P 500 INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Provide  investment  results  that  correspond  to the price and yield  performance represented by the S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VALUE OPPORTUNITIES FUND: CLASS A
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide  Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO DYNAMICS FUND: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO SMALL COMPANY GROWTH FUND: INVESTOR CLASS
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO TOTAL RETURN FUND: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued before May 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ADVISER BALANCED FUND: I SHARES
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ADVISER INTERNATIONAL GROWTH FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ADVISER WORLDWIDE FUND: I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS TWENTY FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 31, 2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS WORLDWIDE FUND
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


LAZARD SMALL CAP PORTFOLIO: OPEN SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Lazard Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GENESIS FUND: TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GUARDIAN FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN PARTNERS FUND: TRUST CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND: TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER CAPITAL APPRECIATION FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER CHAMPION INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER GLOBAL FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

PIMCO TOTAL RETURN FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM INTERNATIONAL EQUITY FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VOYAGER FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR COMMON STOCK FUND, INC.: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR MID CAP GROWTH FUND: CLASS Z
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG GROWTH & INCOME FUND: INVESTOR CLASS
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN GROWTH FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Advisory Corp.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN GROWTH AND INCOME FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term growth.
------------------------------------------------ -----------------------------------------------------------------------------------



VAN KAMPEN REAL ESTATE SECURITIES FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

WADDELL & REED ADVISORS SMALL CAP FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2002 (2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:     1-800-848-6331, TDD 1-800-238-3035

                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215

                CHECKING ON-LINE AT:    www.bestofamerica.com

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Neuberger Berman Socially Responsive Fund: Trust Class, and the Oppenheimer Variable Account Funds - Oppeneheimer Global Securities Fund/VA: Class IV were added to the variable account on May 1, 2004. Therefore no Condensed Financial Information is available.

              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth         4.719072            5.815324             23.23%          26,286       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
                                 6.449502            4.719072            -26.83%          27,964       2002
                                 8.006373            6.449502            -19.45%          24,480       2001
                                10.000000            8.006373            -19.94%          18,894      2000*
---------------------------------------------------------------------------------------------------------------
American Century: Income         6.442445            8.252939             28.10%          85,506       2003
& Growth - Advisor Class
                                 8.090015            6.442445            -20.37%          70,142       2002
                                 8.939837            8.090015             -9.51%          65,887       2001
                                10.000000            8.939837            -10.60%          28,545      2000*
---------------------------------------------------------------------------------------------------------------
American Century:                5.019457            6.220231             23.92%          23,512       2003
International Growth -
Advisor Class
                                 6.293419            5.019457            -20.24%          17,596       2002
                                 8.703964            6.293419            -27.69%          13,166       2001
                                10.000000            8.703964            -12.96%          10,521      2000*
---------------------------------------------------------------------------------------------------------------
American Century: Short         11.696579           11.714647              0.15%          76,777       2003
Term Government -
Investor Class
                                11.221121           11.696579              4.24%          65,399       2002
                                10.573184           11.221121              6.13%          33,476       2001
                                10.000000           10.573184              5.73%           8,134      2000*
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -        5.158453            6.429116             24.63%         186,939       2003
Investor Class
                                 6.776523            5.158453            -23.88%         131,889       2002
                                 8.012883            6.776523            -15.43%         150,587       2001
                                10.000000            8.012883            -19.87%         141,363      2000*
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation             7.248454            8.643389             19.24%         128,837       2003
Fund, Inc.
                                 8.832242            7.248454            -17.93%          61,125       2002
                                 9.991471            8.832242            -11.60%          92,105       2001
                                10.000000            9.991471             -0.09%          55,201      2000*
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,           7.732705            9.040517             16.91%          16,103       2003
Inc.
                                 9.346072            7.732705            -17.26%          16,304       2002
                                 9.876646            9.346072             -5.37%          19,365       2001
                                10.000000            9.876646             -1.23%          12,791      2000*
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         7.267637           10.040845             38.16%             747       2003
Fund
                                 9.190358            7.267637            -20.92%             747       2002
                                10.299752            9.190358            -10.77%           1,134       2001
                                10.000000           10.299752              3.00%           1,282      2000*
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            4.574388            5.703293             24.68%           3,528       2003
Century Fund, Inc. -
Class Z
                                 6.539025            4.574388            -30.04%           2,417       2002
                                 8.654874            6.539025            -24.45%          38,237       2001
                                10.000000            8.654874            -13.45%          38,237      2000*
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -           11.761005           13.148666             11.80%          11,882       2003
Class F
                                11.104428           11.761005              5.91%          13,937       2002
                                10.446497           11.104428              6.30%          19,305       2001
                                10.000000           10.446497              4.46%           6,543      2000*
---------------------------------------------------------------------------------------------------------------
Federated Equity Income          6.092039            7.478763             22.76%           4,547       2003
Fund - Class F
                                 7.633153            6.092039            -20.19%           1,723       2002
                                 8.688905            7.633153            -12.15%               0       2001
                                10.000000            8.688905            -13.11%               0       2000*
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       8.915066           10.845246             21.65%          21,857       2003
                                 8.995104            8.915066             -0.89%           4,584       2002
                                 9.256360            8.995104             -2.82%           2,138       2001
                                10.000000            9.256360             -7.44%           3,453      2000*
---------------------------------------------------------------------------------------------------------------
Federated Intermediate          11.893675           12.492144              5.03%          12,521       2003
Income Fund -
Institutional Service
Shares
                                11.025342           11.893675              7.88%           9,390       2002
                                10.366304           11.025342              6.36%           8,072       2001
                                10.000000            9.256360              3.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        8.384547            9.789230             16.75%          32,610       2003
Fund - Class A
                                 9.281568            8.384547             -9.66%          30,367       2002
                                 9.535378            9.281568             -2.66%          33,818       2001
                                10.000000            9.535378             -4.65%           5,901      2000*
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          4.909408            6.422366             30.82%         113,979       2003
Growth Fund - Class A
                                 7.134728            4.909408            -31.19%          60,496       2002
                                 8.778524            7.134728            -18.73%          36,401       2001
                                10.000000            8.778524            -12.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          9.041160           11.530143             27.53%         156,130       2003
Income Fund - Class A
                                10.802783            9.041160            -16.31%          96,630       2002
                                11.153342           10.802783             -3.14%          65,679       2001
                                10.000000           11.153342             11.53%          17,586      2000*
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          5.484944            7.029714             28.16%          14,208       2003
Opportunities Fund -
Class A
                                 7.130415            5.484944            -23.08%          10,343       2002
                                 8.471403            7.130415            -15.83%          10,871       2001
                                10.000000            8.471403            -15.29%           9,358      2000*
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            8.424851           11.985781             42.27%          49,704       2003
Income Advantage Fund -
Class T
                                 8.862640            8.424851             -4.94%          35,327       2002
                                 9.055246            8.862640             -2.13%           4,378       2001
                                10.000000            9.055246             -9.45%           4,427      2000*
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas        5.744635            8.211656             42.94%          10,757       2003
Fund - Class A
                                 7.261801            5.744635            -20.89%           2,717       2002
                                 9.179810            7.261801            -20.89%           1,607       2001
                                10.000000            9.179810             -8.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet          11.615476           14.908237             28.35%          27,343       2003
Investment Fund -
Class A
                                12.470576           11.615476             -6.86%          11,907       2002
                                10.697280           12.470576             16.58%           7,277       2001
                                10.000000           10.697280              6.97%               0       2000*
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series          10.191797           12.738043             24.98%         104,730       2003
Fund, Inc. - Mutual
Shares Fund: Class A
                                11.587095           10.191797            -12.04%          73,324       2002
                                11.043068           11.587095              4.93%          48,422       2001
                                10.000000           11.043068             10.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap           4.689230            6.394733             36.37%         164,688       2003
Growth Fund - Class A
                                 6.722932            4.689230            -30.25%          93,847       2002
                                 8.541275            6.722932            -21.29%          61,740       2001
                                10.000000            8.541275            -14.59%          28,023      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -            12.491862           13.163690              5.38%          19,054       2003
Class D
                                11.541979           12.491862              8.23%          19,274       2002
                                10.608876           11.541979              8.80%           7,469       2001
                                10.000000           10.608876              6.09%             392      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund        12.086750           12.352129              2.20%           3,550       2003
- Class A
                                11.148665           12.086750              8.41%           1,369       2002
                                10.504913           11.148665              6.13%             202       2001
                                10.000000           10.504913              5.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond        12.919549           13.039627              0.93%         130,669       2003
Fund - Class D
                                11.752975           12.919549              9.93%         139,705       2002
                                10.987054           11.752975              6.97%          75,180       2001
                                10.000000           10.987054              9.87%           5,241      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -          10.000000           10.174135              1.74%           6,389      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           3.722127            4.904327             31.76%          18,265       2003
Class D
                                 5.270727            3.722127            -29.38%               0       2002
                                 7.369169            5.270727            -28.48%           4,350       2001
                                10.000000            7.369169            -26.31%           4,350      2000*
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor           10.110988           10.781041              6.63%          47,517       2003
Destinations Conservative
Fund - Service Class
                                10.155205           10.110988             -0.44%          16,013       2002
                                10.039080           10.155205              1.16%               0       2001
                                10.000000           10.039080              0.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            9.209082           10.355850             12.45%          53,427       2003
Destinations Moderately
Conservative Fund -
Service Class
                                 9.709012            9.209082             -5.15%               0       2002
                                 9.917994            9.709012             -2.11%               0       2001
                                10.000000            9.917994             -0.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            8.231400            9.760110             18.57%          35,642       2003
Destinations Moderate
Fund - Service Class
                                 9.188044            8.231400            -10.41%          27,423       2002
                                 9.739100            9.188044             -5.66%          18,207       2001
                                10.000000            9.739100             -2.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            7.353261            9.199831             25.11%          25,892       2003
Destinations Moderately
Aggressive Fund - Service
Class
                                 8.676240            7.353261            -15.25%           3,932       2002
                                 9.603495            8.676240             -9.66%               0       2001
                                10.000000            9.603495             -3.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            6.709728            8.752362             30.44%           1,428       2003
Destinations Aggressive
Fund - Class A
                                 8.301650            6.709728            -19.18%             162       2002
                                 9.465217            8.301650            -12.29%               0       2001
                                10.000000            9.465217             -5.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore International           6.031974            8.187391             35.73%               0       2003
Index Fund - Class A
                                 7.399695            6.031974            -18.48%               0       2002
                                 9.642410            7.399695            -23.26%               0       2001
                                10.000000            9.642410             -3.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         9.043656           11.468670             26.81%          18,984       2003
Fund - Class A
                                10.590508            9.043656            -14.61%           7,275       2002
                                11.229368           10.590508             -5.69%           7,889       2001
                                10.000000           11.229368             12.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          7.988701           10.633602             33.11%          19,761       2003
Index Fund - Class A
                                 9.519402            7.988701            -16.08%          11,511       2002
                                 9.785451            9.519402             -2.72%             639       2001
                                10.000000            9.785451             -2.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market           10.585603           10.537802             -0.45%          81,528       2003
Fund - Service Shares
                                10.580827           10.585603              0.05%         141,507       2002
                                10.332702           10.580827              2.40%         208,916       2001
                                10.000000           10.332702              3.33%          15,275      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index          5.965991            7.551419             26.57%          78,194       2003
Fund - Service Class
                                 7.789303            5.965991            -23.41%          80,721       2002
                                 8.970533            7.789303            -13.17%          97,798       2001
                                10.000000            8.970533            -10.29%         101,963      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -        7.937781           11.637303             46.61%           4,994       2003
Class A
                                 9.838784            7.937781            -19.32%           1,047       2002
                                10.124691            9.838784              2.82%             925       2001
                                10.000000           10.124691              1.25%             207      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         7.472028           10.764301             44.06%           8,177       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return            6.840342            8.611505             25.89%          10,507       2003
Fund - Class D
                                 8.333346            6.840342            -17.92%           5,410       2002
                                 9.555125            8.333346            -12.79%          11,331       2001
                                10.000000            9.555125             -4.45%           5,405      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   9.174929           12.422556             35.40%           8,814       2003
Opportunities Fund -
Class A
                                10.816539            9.174929            -15.18%           1,279       2002
                                10.722700           10.816539              0.88%               0       2001
                                10.000000           10.722700              7.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                8.429538            9.886997             17.29%           3,048       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 9.705404            8.429538            -13.15%               0       2002
                                10.000000            9.705404             -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -          3.797162            5.200689             36.96%         119,796       2003
Investor Class
                                 5.728945            3.797162            -33.72%          92,435       2002
                                 8.618967            5.728945            -33.53%         109,091       2001
                                10.000000            8.618967            -13.81%          64,128      2000*
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company            4.703304            6.219043             32.23%          33,530       2003
Growth Fund - Investor
Class
                                 6.920419            4.703304            -32.04%          33,181       2002
                                 8.834977            6.920419            -21.67%          19,961       2001
                                10.000000            8.834977            -11.65%          12,232      2000*
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        8.374638            9.656737             15.31%           8,778       2003
- Investor Class
                                 9.656751            8.374638            -13.28%           3,436       2002
                                 9.841281            9.656751             -1.88%           2,947       2001
                                10.000000            9.841281             -1.59%             738      2000*
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced           8.533019            9.635732             12.92%          79,916       2003
Fund - I Shares
                                 9.220558            8.533019             -7.46%          68,954       2002
                                 9.783183            9.220558             -5.75%          20,609       2001
                                10.000000            9.783183             -2.17%             350      2000*
---------------------------------------------------------------------------------------------------------------
Janus Adviser                    5.031164            6.716485             33.50%               0       2003
International Fund - I
Shares
                                 6.829199            5.031164            -26.33%               0       2002
                                 8.929608            6.829199            -23.52%               0       2001
                                10.000000            8.929608            -10.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide          5.064214            6.161469             21.67%          44,551       2003
Fund - I Shares
                                 6.909361            5.064214            -26.71%          42,954       2002
                                 8.838918            6.909361            -21.83%          39,243       2001
                                10.000000            8.838918            -11.61%          17,539      2000*
---------------------------------------------------------------------------------------------------------------
Janus Fund                       4.191664            5.468299             30.46%          98,325       2003
                                 5.842114            4.191664            -28.25%         101,949       2002
                                 7.982384            5.842114            -26.81%         131,732       2001
                                10.000000            7.982384            -20.18%          50,813      2000*
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                3.630109            4.505613             24.12%         140,909       2003
                                 4.823650            3.630109            -24.74%         164,145       2002
                                 6.879094            4.823650            -29.88%         255,259       2001
                                10.000000            6.879094            -31.21%         181,852      2000*
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             4.407161            5.423269             23.06%           1,011       2003
                                 6.013992            4.407161            -26.72%          11,060       2002
                                 7.873214            6.013992            -23.61%          81,297       2001
                                10.000000            7.873214            -21.27%          88,079      2000*
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                10.217966           14.023752             37.25%           7,527       2003
Portfolio - Open Shares
                                12.553546           10.217966            -18.60%           9,038       2002
                                10.769748           12.553546             16.56%           7,669       2001
                                10.000000           10.769748              7.70%           1,762      2000*
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis        12.648346           16.493979             30.40%          96,867       2003
Fund - Trust Class
                                13.163794           12.648346             -3.92%          58,565       2002
                                11.858163           13.163794             11.01%          28,676       2001
                                10.000000           11.858163             18.58%           4,295      2000*
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        6.689081            8.945111             33.73%           3,390       2003
Fund - Trust Class
                                 9.114549            6.689081            -26.61%           1,899       2002
                                 9.383282            9.114549             -2.86%           1,794       2001
                                10.000000            9.383282             -6.17%           1,783      2000*
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        7.241845            9.731141             34.37%           9,649       2003
Fund - Trust Class
                                 9.736446            7.241845            -25.62%           4,765       2002
                                10.160186            9.736446             -4.17%           5,642       2001
                                10.000000           10.160186              1.60%           2,568      2000*
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital              5.749369            7.372231             28.23%         129,435       2003
Appreciation Fund - Class
A
                                 7.871472            5.749369            -26.96%          45,178       2002
                                 9.103062            7.871472            -13.53%          29,728       2001
                                10.000000            9.103062             -8.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion            10.000000           11.244628             12.45%           4,429      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        6.392280            9.058982             41.72%         185,527       2003
Class A
                                 8.321785            6.392280            -23.19%         121,801       2002
                                 9.525990            8.321785            -12.64%          92,334       2001
                                10.000000            9.525990             -4.74%          49,595      2000*
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           10.757886           12.743478             18.46%           2,745      2003
Income Fund - Class A
                                10.165191           10.757886              5.83%               0      2002
                                 9.909668           10.165191              2.58%               0      2001
                                10.000000            9.909668             -0.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -       12.229484           12.726708              4.07%          63,269      2003
Class A
                                11.260935           12.229484              8.60%          35,184      2002
                                10.433703           11.260935              7.93%           1,561      2001
                                10.000000           10.433703              4.34%             328      2000*
---------------------------------------------------------------------------------------------------------------
Putnam International            10.000000           12.685958             26.86%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -           10.000000           11.770822             17.71%           6,007      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common            7.483525           10.281015             37.38%          85,580      2003
Stock Fund, Inc. - Class Z
                                 9.357925            7.483525            -20.03%          61,205      2002
                                 9.611802            9.357925             -2.64%          48,212      2001
                                10.000000            9.611802             -3.88%          14,905      2000*
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap           3.268295            4.346168             32.98%          23,180      2003
Growth Fund - Class Z
                                 5.298550            3.268295            -38.32%           2,020      2002
                                 7.737517            5.298550            -31.52%               0      2001
                                10.000000            7.737517            -22.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income           5.348645            6.592833             23.26%          14,961      2003
Fund - Investor Class
                                 6.908161            5.348645            -22.57%           1,352      2002
                                 8.725542            6.908161            -20.83%           1,349      2001
                                10.000000            8.725542            -12.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         8.647111           11.178641             29.28%          77,865      2003
Class A
                                 9.556122            8.647111             -9.51%          60,759      2002
                                10.478436            9.556122             -8.80%          31,517      2001
                                10.000000           10.478436              4.78%           1,691      2000*
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -        10.000000           12.298478             22.98%             737      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and           10.000000           12.424152             24.24%          34,131      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate          10.000000           12.768894             27.69%           1,941      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors         10.000000           12.236884             22.37%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)

   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.384882             7.741169           21.24%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.128447             8.984408           26.04%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
American Century:                 6.431029             7.840876           21.92%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.000000            10.344421           -1.46%               0      2003*
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.857001             8.408159           22.62%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.363631             8.639030           17.32%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.501004             8.628081           15.03%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.294113             9.914895           35.93%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.648617             6.929005           22.67%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.664913            11.730685            9.99%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.079111             8.550293           20.78%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.232305            11.049748           19.69%               0       2003
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.939811            11.304676            3.34%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.583438             9.859666           14.87%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           5.827329             7.500192           28.71%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.787572             9.771204           25.47%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.826177             8.607539           26.10%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.845600            12.371687           39.86%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         6.278923             8.830634           40.64%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet            9.818672            12.398742           26.28%               0      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            8.350135            10.267844           22.97%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.103176             8.188701           34.17%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.150171            11.560040            3.68%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         10.997324            11.057239            0.54%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.268892            11.189724           -0.70%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.168711            1.69%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.884937             7.629015           29.64%               0      2003*
Class D
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.714980            10.191495            4.90%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.050107            10.012777           10.64%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.330475             9.718168           16.66%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.669800             9.441045           23.09%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.159509             9.188431           28.34%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.550040             8.747133           33.54%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          7.621828             9.509628           54.77%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           8.041239            10.530882           30.96%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.845088             9.642318           -2.06%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           6.751314             8.407565           24.53%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.578453            10.741630           41.74%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.913591            11.414844           44.24%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             7.428374             9.200939           23.86%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.117052            10.812968           33.21%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.237094             9.505323           15.40%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.166011             6.961397           34.75%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             5.935779             7.722121           30.09%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.185822             9.286655           13.45%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.654408             9.615021           11.10%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.075810             7.980216           31.34%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.055866             7.249070           19.70%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.426426             6.964933           28.35%               0       2003
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 5.854878             7.149705           22.12%               0       2003
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.965304             7.222194           21.07%               0       2003
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.066749            12.243066           35.03%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis          9.777594            12.544711           28.30%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.679060             8.787619           31.57%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         6.885233             9.102701           32.21%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               6.188097             7.806794           26.16%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.122380           11.22%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.968131             9.715797           39.43%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.523874            12.264902           16.54%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.245397            11.513575            2.38%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.548782           25.49%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.643580           16.44%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.363653             9.953173           35.17%               0      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.711125             6.163784           30.83%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       SUB-ACCOUNT           ACCUMULATION        ACCUMULATION       PERCENT CHANGE     NUMBER OF      PERIOD
                            UNIT VALUE AT       UNIT VALUE AT       IN ACCUMULATION   ACCUMULATION
                             BEGINNING OF       END OF PERIOD         UNIT VALUE      UNITS AT END
                                PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.650315             8.065043           21.27%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.215573            10.449404           27.19%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.165559           21.66%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.289850           22.90%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.630884           26.31%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.104591           21.05%               0      20038
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.



Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs or Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected an optional CDSC schedule.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in an Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       Statement of Additional Information
                                   May 1, 2004

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                    Account

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            Page
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information ..............................................2
Financial Statements........................................................149

General Information and History

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP, covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001 no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Neuberger Berman Socially Responsive Fund: Trust Class, and the Oppenheimer Variable Account Funds - Oppeneheimer Global Securities Fund/VA: Class IV were added to the variable account on May 1, 2004. Therefore no Condensed Financial Information is available.

              No Additional Contract Options Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth         4.719072            5.815324             23.23%          26,286       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.449502            4.719072            -26.83%          27,964       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.006373            6.449502            -19.45%          24,480       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.006373            -19.94%          18,894      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income         6.442445            8.252939             28.10%          85,506       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.090015            6.442445            -20.37%          70,142       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.939837            8.090015             -9.51%          65,887       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.939837            -10.60%          28,545      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                5.019457            6.220231             23.92%          23,512       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.293419            5.019457            -20.24%          17,596       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.703964            6.293419            -27.69%          13,166       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.703964            -12.96%          10,521      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short         11.696579           11.714647              0.15%          76,777       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.221121           11.696579              4.24%          65,399       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.573184           11.221121              6.13%          33,476       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.573184              5.73%           8,134      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -        5.158453            6.429116             24.63%         186,939       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.776523            5.158453            -23.88%         131,889       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.012883            6.776523            -15.43%         150,587       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.012883            -19.87%         141,363      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation             7.248454            8.643389             19.24%         128,837       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.832242            7.248454            -17.93%          61,125       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.991471            8.832242            -11.60%          92,105       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.991471             -0.09%          55,201      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,           7.732705            9.040517             16.91%          16,103       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.346072            7.732705            -17.26%          16,304       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.876646            9.346072             -5.37%          19,365       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.876646             -1.23%          12,791      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders         7.267637           10.040845             38.16%             747       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.190358            7.267637            -20.92%             747       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.299752            9.190358            -10.77%           1,134       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.299752              3.00%           1,282      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            4.574388            5.703293             24.68%           3,528       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.539025            4.574388            -30.04%           2,417       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.654874            6.539025            -24.45%          38,237       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.654874            -13.45%          38,237      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -           11.761005           13.148666             11.80%          11,882       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.104428           11.761005              5.91%          13,937       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.446497           11.104428              6.30%          19,305       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.446497              4.46%           6,543      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income          6.092039            7.478763             22.76%           4,547       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.633153            6.092039            -20.19%           1,723       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.688905            7.633153            -12.15%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.688905            -13.11%               0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       8.915066           10.845246             21.65%          21,857       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.995104            8.915066             -0.89%           4,584       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.256360            8.995104             -2.82%           2,138       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.256360             -7.44%           3,453      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate          11.893675           12.492144              5.03%          12,521       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.025342           11.893675              7.88%           9,390       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.366304           11.025342              6.36%           8,072       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.256360              3.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        8.384547            9.789230             16.75%          32,610       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.281568            8.384547             -9.66%          30,367       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.535378            9.281568             -2.66%          33,818       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.535378             -4.65%           5,901      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          4.909408            6.422366             30.82%         113,979       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.134728            4.909408            -31.19%          60,496       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.778524            7.134728            -18.73%          36,401       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.778524            -12.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          9.041160           11.530143             27.53%         156,130       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.802783            9.041160            -16.31%          96,630       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.153342           10.802783             -3.14%          65,679       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.153342             11.53%          17,586      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          5.484944            7.029714             28.16%          14,208       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.130415            5.484944            -23.08%          10,343       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.471403            7.130415            -15.83%          10,871       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.471403            -15.29%           9,358      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            8.424851           11.985781             42.27%          49,704       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.862640            8.424851             -4.94%          35,327       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.055246            8.862640             -2.13%           4,378       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.055246             -9.45%           4,427      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas        5.744635            8.211656             42.94%          10,757       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.261801            5.744635            -20.89%           2,717       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.179810            7.261801            -20.89%           1,607       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.179810             -8.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet          11.615476           14.908237             28.35%          27,343       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                12.470576           11.615476             -6.86%          11,907       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.697280           12.470576             16.58%           7,277       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.697280              6.97%               0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series          10.191797           12.738043             24.98%         104,730       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.587095           10.191797            -12.04%          73,324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.043068           11.587095              4.93%          48,422       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.043068             10.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap           4.689230            6.394733             36.37%         164,688       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.722932            4.689230            -30.25%          93,847       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.541275            6.722932            -21.29%          61,740       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.541275            -14.59%          28,023      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -            12.491862           13.163690              5.38%          19,054       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.541979           12.491862              8.23%          19,274       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.608876           11.541979              8.80%           7,469       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.608876              6.09%             392      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund        12.086750           12.352129              2.20%           3,550       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.148665           12.086750              8.41%           1,369       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.504913           11.148665              6.13%             202       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.504913              5.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond        12.919549           13.039627              0.93%         130,669       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.752975           12.919549              9.93%         139,705       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.987054           11.752975              6.97%          75,180       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.987054              9.87%           5,241      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -          10.000000           10.174135              1.74%           6,389      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           3.722127            4.904327             31.76%          18,265       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.270727            3.722127            -29.38%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.369169            5.270727            -28.48%           4,350       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.369169            -26.31%           4,350      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor           10.110988           10.781041              6.63%          47,517       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.155205           10.110988             -0.44%          16,013       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.039080           10.155205              1.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.039080              0.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            9.209082           10.355850             12.45%          53,427       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.709012            9.209082             -5.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.917994            9.709012             -2.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.917994             -0.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            8.231400            9.760110             18.57%          35,642       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.188044            8.231400            -10.41%          27,423       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.739100            9.188044             -5.66%          18,207       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.739100             -2.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            7.353261            9.199831             25.11%          25,892       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.676240            7.353261            -15.25%           3,932       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.603495            8.676240             -9.66%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.603495             -3.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            6.709728            8.752362             30.44%           1,428       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.301650            6.709728            -19.18%             162       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.465217            8.301650            -12.29%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.465217             -5.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International           6.031974            8.187391             35.73%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.399695            6.031974            -18.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.642410            7.399695            -23.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.642410             -3.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         9.043656           11.468670             26.81%          18,984       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.590508            9.043656            -14.61%           7,275       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.229368           10.590508             -5.69%           7,889       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.229368             12.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market          7.988701           10.633602             33.11%          19,761       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.519402            7.988701            -16.08%          11,511       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.785451            9.519402             -2.72%             639       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.785451             -2.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market           10.585603           10.537802             -0.45%          81,528       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.580827           10.585603              0.05%         141,507       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.332702           10.580827              2.40%         208,916       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.332702              3.33%          15,275      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index          5.965991            7.551419             26.57%          78,194       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.789303            5.965991            -23.41%          80,721       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.970533            7.789303            -13.17%          97,798       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.970533            -10.29%         101,963      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -        7.937781           11.637303             46.61%           4,994       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.838784            7.937781            -19.32%           1,047       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.124691            9.838784              2.82%             925       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.124691              1.25%             207      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index         7.472028           10.764301             44.06%           8,177       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return            6.840342            8.611505             25.89%          10,507       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.333346            6.840342            -17.92%           5,410       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.555125            8.333346            -12.79%          11,331       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.555125             -4.45%           5,405      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   9.174929           12.422556             35.40%           8,814       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.816539            9.174929            -15.18%           1,279       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.722700           10.816539              0.88%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.722700              7.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                8.429538            9.886997             17.29%           3,048       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.705404            8.429538            -13.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.705404             -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -          3.797162            5.200689             36.96%         119,796       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.728945            3.797162            -33.72%          92,435       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.618967            5.728945            -33.53%         109,091       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.618967            -13.81%          64,128      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company            4.703304            6.219043             32.23%          33,530       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.920419            4.703304            -32.04%          33,181       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.834977            6.920419            -21.67%          19,961       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.834977            -11.65%          12,232      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        8.374638            9.656737             15.31%           8,778       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.656751            8.374638            -13.28%           3,436       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.841281            9.656751             -1.88%           2,947       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.841281             -1.59%             738      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced           8.533019            9.635732             12.92%          79,916       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.220558            8.533019             -7.46%          68,954       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.783183            9.220558             -5.75%          20,609       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.783183             -2.17%             350      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                    5.031164            6.716485             33.50%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.829199            5.031164            -26.33%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.929608            6.829199            -23.52%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.929608            -10.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide          5.064214            6.161469             21.67%          44,551       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.909361            5.064214            -26.71%          42,954       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.838918            6.909361            -21.83%          39,243       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.838918            -11.61%          17,539      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                       4.191664            5.468299             30.46%          98,325       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.842114            4.191664            -28.25%         101,949       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.982384            5.842114            -26.81%         131,732       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.982384            -20.18%          50,813      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                3.630109            4.505613             24.12%         140,909       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 4.823650            3.630109            -24.74%         164,145       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.879094            4.823650            -29.88%         255,259       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            6.879094            -31.21%         181,852      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             4.407161            5.423269             23.06%           1,011       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.013992            4.407161            -26.72%          11,060       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.873214            6.013992            -23.61%          81,297       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.873214            -21.27%          88,079      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                10.217966           14.023752             37.25%           7,527       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                12.553546           10.217966            -18.60%           9,038       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.769748           12.553546             16.56%           7,669       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.769748              7.70%           1,762      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis        12.648346           16.493979             30.40%          96,867       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                13.163794           12.648346             -3.92%          58,565       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.858163           13.163794             11.01%          28,676       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           11.858163             18.58%           4,295      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        6.689081            8.945111             33.73%           3,390       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.114549            6.689081            -26.61%           1,899       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.383282            9.114549             -2.86%           1,794       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.383282             -6.17%           1,783      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        7.241845            9.731141             34.37%           9,649       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.736446            7.241845            -25.62%           4,765       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.160186            9.736446             -4.17%           5,642       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.160186              1.60%           2,568      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital              5.749369            7.372231             28.23%         129,435       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.871472            5.749369            -26.96%          45,178       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.103062            7.871472            -13.53%          29,728       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.103062             -8.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion            10.000000           11.244628             12.45%           4,429      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        6.392280            9.058982             41.72%         185,527       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.321785            6.392280            -23.19%         121,801       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.525990            8.321785            -12.64%          92,334       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.525990             -4.74%          49,595      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           10.757886           12.743478             18.46%           2,745      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.165191           10.757886              5.83%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.909668           10.165191              2.58%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.909668             -0.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -       12.229484           12.726708              4.07%          63,269      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                11.260935           12.229484              8.60%          35,184      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.433703           11.260935              7.93%           1,561      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.433703              4.34%             328      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International            10.000000           12.685958             26.86%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -           10.000000           11.770822             17.71%           6,007      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common            7.483525           10.281015             37.38%          85,580      2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.357925            7.483525            -20.03%          61,205      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.611802            9.357925             -2.64%          48,212      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            9.611802             -3.88%          14,905      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap           3.268295            4.346168             32.98%          23,180      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 5.298550            3.268295            -38.32%           2,020      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 7.737517            5.298550            -31.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            7.737517            -22.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income           5.348645            6.592833             23.26%          14,961      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 6.908161            5.348645            -22.57%           1,352      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 8.725542            6.908161            -20.83%           1,349      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000            8.725542            -12.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         8.647111           11.178641             29.28%          77,865      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 9.556122            8.647111             -9.51%          60,759      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.478436            9.556122             -8.80%          31,517      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                10.000000           10.478436              4.78%           1,691      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -        10.000000           12.298478             22.98%             737      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and           10.000000           12.424152             24.24%          34,131      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate          10.000000           12.768894             27.69%           1,941      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors         10.000000           12.236884             22.37%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.712724             5.804561           23.17%             338       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.444078             4.712724          -26.87%             332       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.003702             6.444078          -19.49%             313       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.003702          -19.96%             353      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.433775             8.237676           28.04%           3,931       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.083213             6.433775          -20.41%           3,940       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.936855             8.083213           -9.55%           2,130       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.936855          -10.63%             899      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 5.012690             6.208721           23.86%               6       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.288106             5.012690          -20.28%               6       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.701057             6.288106          -27.73%               6       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.701057          -12.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.680840            11.692977            0.10%          17,736       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.211675            11.680840            4.18%           9,719       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.569653            11.211675            6.07%             310       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.569653            5.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.151505             6.417203           24.57%           4,508       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.770806             5.151505          -23.92%           4,082       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.010204             6.770806          -15.47%           1,484       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.010204          -19.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.238702             8.627395           19.18%           5,315       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.824818             7.238702          -17.97%           4,021       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.988137             8.824818          -11.65%           4,133       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.988137           -0.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.722287             9.023776           16.85%          13,578       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.338200             7.722287          -17.30%          13,565       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.873346             9.338200           -5.42%          13,580       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.873346           -1.27%             295      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.257853            10.022279           38.09%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.182626             7.257853          -20.96%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.296318             9.182626          -10.82%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.296318            2.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.568222             5.692734           24.62%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.533513             4.568222          -30.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.651981             6.533513          -24.49%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.651981          -13.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.745166            13.124330           11.74%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.095068            11.745166            5.86%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.443003            11.095068            6.24%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.443003            4.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.085114             7.466501           22.70%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.628323             6.085114          -20.23%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.687845             7.628323          -12.20%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.687845          -13.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.903033            10.825141           21.59%             342      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.987499             8.903033           -0.94%             342      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.253231             8.987499           -2.87%             285      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.253231           -7.47%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.881316            12.472864            4.98%             316      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.019446            11.881316            7.82%             316      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.366021            11.019446            6.30%             316      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.366021            3.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.373255             9.771113           16.69%             336      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.273752             8.373255           -9.71%             336      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.532196             9.273752           -2.71%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.532196           -4.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.903829             6.411841           30.75%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.130233             4.903829          -31.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.777454             7.130233          -18.77%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.777454          -12.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.028990            11.508820           27.47%           1,448      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.793698             9.028990          -16.35%             465      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.149623            10.793698           -3.19%           3,685      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.149623           11.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.477554             7.016712           28.10%           1,295      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.130233             4.903829          -31.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.468570             7.124409          -15.87%               5      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.468570          -15.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.413530            11.963641           42.20%           1,629      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.855198             8.413530           -4.99%           1,629      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.052229             8.855198           -2.18%             568      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.052229           -9.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.738131             8.198219           42.87%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.257230             5.738131          -20.93%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.178695             7.257230          -20.93%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.178695           -8.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.602290            14.883801           28.28%             808      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.462737            11.602290           -6.90%             388      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.695986            12.462737           16.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.695986            6.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.178078            12.714485           24.92%           3,532      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.577351            10.178078          -12.09%           3,568      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.039390            11.577351            4.87%           2,662      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.039390           10.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.682902             6.382891           36.30%           7,063      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.717266             4.682902          -30.29%           5,416      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.538418             6.717266          -21.33%           1,818      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.538418          -14.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.474999            13.139284            5.32%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.532221            12.474999            8.18%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.605290            11.532221            8.74%           3,754      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.605290            6.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.074649            12.333533            2.14%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.143130            12.074649            8.36%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.505027            11.143130            6.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.505027            5.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.902158            13.015503            0.88%          16,541      2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.743085            12.902158            9.87%           9,005      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.983384            11.743085            6.92%             106      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.983384            9.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173967            1.74%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.717106             4.895249           31.70%             402      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.266282             3.717106          -29.42%             420      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.366709             5.266282          -28.51%             385      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.366709          -26.33%             376      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.099515            10.763379            6.57%             456      2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.148817            10.099515           -0.49%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.037865            10.148817            1.11%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.037865            0.38%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.198628            10.338882           12.40%           2,798      2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.702895             9.198628           -5.20%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.916791             9.702895           -2.16%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.916791           -0.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.222060             9.744118           18.51%               0      2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.182258             8.222060          -10.46%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.737921             9.182258           -5.71%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.737921           -2.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.344919             9.184757           25.05%               0      2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.670785             7.344919          -15.29%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.602333             8.670785           -9.70%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.602333           -3.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.702101             8.738009           30.38%             593      2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.296414             6.702101          -19.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.464066             8.296414          -12.34%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.464066           -5.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.025119             8.173976           35.66%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.395028             6.025119          -18.52%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.641238             7.395028          -23.30%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.641238           -3.59%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.031472            11.447441           26.75%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.581591             9.031472          -14.65%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.225619            10.581591           -5.74%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.225619           12.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.979631            10.616164           33.04%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.513411             7.979631          -16.12%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.784268             9.513411           -2.77%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.784268           -2.16%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.571320            10.518273           -0.50%           3,157      2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.571887            10.571320           -0.01%           3,157      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.329212            10.571887            2.35%           1,345      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.329212            3.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.957958             7.537457           26.51%           7,881       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.782744             5.957958          -23.45%           7,857       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.967537             7.782744          -13.21%           4,240       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.967537          -10.32%           1,523      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.927100            11.615796           46.53%             301       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.830512             7.927100          -19.36%             301       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.121315             9.830512           -2.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.121315            1.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.463546            10.746657           43.99%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.535642             7.463546          -21.73%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.474067             9.535642            0.65%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.474067           -5.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.831141             8.595586           25.83%           1,024      2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.326343             6.831141          -17.96%           1,028      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.551940             8.326343          -12.83%           1,022      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.551940           -4.48%             907      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.164530            12.402236           35.33%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.809732             9.164530          -15.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.721399            10.809732            0.82%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.721399            7.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.423495             9.874925           17.23%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.703355             8.423495          -13.19%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.703355           -2.97%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.792038             5.191044           36.89%           4,208      2003
Investor Class

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.724104             3.792038          -33.75%           4,448      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.616095             5.724104          -33.56%           5,939      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.616095          -13.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.696962             6.207519           32.16%           1,060      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.914591             4.696962          -32.07%           1,117      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.832025             6.914591          -21.71%              95      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.832025          -11.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.363356             9.638861           15.25%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.648617             8.363356          -13.32%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.837991             9.648617           -1.92%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.837991           -1.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.523335             9.619943           12.87%           1,082      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.214753             8.523335           -7.50%           3,069      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.781997             9.214753           -5.80%             853      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.781997           -2.18%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     5.025452             6.705487           33.43%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.824901             5.025452          -26.37%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.928524             6.824901          -23.56%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.928524          -10.71%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.058464             6.151359           21.61%           3,342      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.905007             5.058464          -26.74%           3,632      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.837850             6.905007          -21.87%           6,817      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.837850          -11.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.186010             5.458175           30.39%           3,124      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.837183             4.186010          -28.29%           3,587      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.979710             5.837183          -26.85%           9,497      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.979710          -20.20%             350      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.625210             4.497276           24.06%             430      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.819578             3.625210          -24.78%           1,407      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.876788             4.819578          -29.92%           1,332      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.876788          -31.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.401223             5.413215           22.99%           1,186      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.008929             4.401223          -26.76%           1,174      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.870581             6.008929          -23.65%           1,161      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.870581          -21.29%           1,170      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.204224            13.997828           37.18%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.542996            10.204224          -18.65%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.766174            12.542996           16.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.766174            7.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.631332            16.463490           30.34%           3,228       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.152730            12.631332           -3.96%           2,580       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.854217            13.152730           10.95%           2,923       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.854217           18.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.680076             8.928568           33.66%             461       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.106881             6.680076          -26.65%             461       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.380155             9.106881           -2.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.380155           -6.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.232089             9.713140           34.31%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.728247             7.232089          -25.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.156786             9.728247           -4.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.156786            1.57%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.742842             7.360153           28.16%           4,600       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.866515             5.742842          -27.00%           3,263      2002*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.240819           12.41%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.383684             9.042225           41.65%           5,908       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.314786             6.383684          -23.22%           4,982       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.522815             8.314786          -12.69%           2,520       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.522815           -4.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.745693            12.722611           18.40%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.158799            10.745693            5.78%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.908466            10.158799            2.53%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.908466           -0.92%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.217012            12.707311            4.01%           1,018       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.255131            12.217012            8.55%           1,054       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.433622            11.255131            7.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.433622            4.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.681679           26.82%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.766849           17.67%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.473439            10.261981           37.31%           3,112       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.350053             7.473439          -20.07%           1,995       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.608591             9.350053           -2.69%           1,460       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.608591           -3.91%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.264594             4.339057           32.91%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.295220             3.264594          -38.35%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.736571             5.295220          -31.56%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.736571          -22.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.342558             6.582011           23.20%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.903797             5.342558          -22.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.724479             6.903797          -20.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.724479          -12.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.635471            11.157961           29.21%           1,353       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.548082             8.635471           -9.56%           1,367       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.474943             9.548082           -8.85%             224       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.474943            4.75%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.294324           22.94%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.419966           24.20%             422      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.764596           27.65%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.232760           22.33%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.706361             5.793806           23.11%          7,227        2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.438630             4.706361          -26.90%          7,314        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.001020             6.438630          -19.53%          7,363        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.001020          -19.99%          5,065       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.425106             8.222432           27.97%          9,344        2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.076413             6.425106          -20.45%          9,618        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.933871             8.076413           -9.60%          9,832        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.933871          -10.66%          5,861       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 5.005932             6.197216           23.80%            488        2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.282810             5.005932          -20.32%            267        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.698148             6.282810          -27.77%            308        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.698148          -13.02%            286       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.665108            11.671338            0.05%              0        2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.202246            11.665108            4.13%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.566125            11.202246            6.02%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.566125            5.66%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.144560             6.405328           24.51%          4,069        2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.765100             5.144560          -23.95%          4,637        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.007525             6.765100          -15.52%          4,697        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.007525          -19.92%          8,672       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.228960             8.611446           19.12%              0        2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.817390             7.228960          -18.01%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.984808             8.817390          -11.69%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.984808           -0.15%            215       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.711891             9.007081           16.79%          5,221        2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.330342             7.711891          -17.35%          4,334        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.870063             9.330342           -5.47%          5,062        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.870063           -1.30%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.248067            10.003719           38.02%              0        2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.174880             7.248067          -21.00%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.292876             9.174880          -10.86%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.292876            2.93%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.562056             5.682176           24.55%              0        2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.528011             4.562056          -30.12%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.649094             6.528011          -24.52%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.649094          -13.51%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.729359            13.100051           11.69%          2,105        2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.085747            11.729359            5.81%          2,386        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.439527            11.085747            6.19%          2,581        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.439527            4.40%          6,517       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.078207             7.454257           22.64%              0        2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.623520             6.078207          -20.27%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.686789             7.623520          -12.24%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.686789          -13.13%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.891010            10.805062           21.53%             69        2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.979897             8.891010           -0.99%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.250103             8.979897           -2.92%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.250103           -7.50%          3,659       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.867790            12.452370            4.93%              0        2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.012464            11.867790            7.77%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.364717            11.012464            6.25%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.364717            3.65%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.361967             9.753008           16.64%            717        2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.265944             8.361967           -9.76%            717        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.529012             9.265944           -2.76%            717        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.529012           -4.71%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.898263             6.401327           30.69%              0        2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.125734             4.898263          -31.26%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.776389             7.125734          -18.81%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.776389          -12.24%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.016823            11.487512           27.40%          2,572        2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.784613             9.016823          -16.39%          2,572        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.145903            10.784613           -3.24%          2,572        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.145903           11.46%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.470171             7.003720           28.03%              0        2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.118405             5.470171          -23.15%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.465746             7.118405          -15.92%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.465746          -15.34%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.402185            11.941487           42.12%              0        2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.847725             8.402185           -5.04%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.049202             8.847725           -2.23%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.049202           -9.51%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.731605             8.184759           42.80%              0        2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.252663             5.731605          -20.97%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.177583             7.252663          -20.97%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.177583           -8.22%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.589150            14.859440           28.22%              0        2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.454898            11.589150           -6.95%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.694690            12.454898           16.46%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.694690            6.95%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.164357            12.690948           24.86%            567        2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.567591            10.164357          -12.13%            567        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.035704            11.567591            4.82%            567        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.035704           10.36%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.676591             6.371079           36.23%          8,195        2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.711607             4.676591          -30.32%          8,492        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.535571             6.711607          -21.37%          8,446        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.535571          -14.64%          3,575       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.458153            13.114913            5.27%          4,977       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.522467            12.458153            8.12%          4,977       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.601704            11.522467            8.69%          5,187       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.601704            6.02%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.060911            12.313280            2.09%              0        2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.136073            12.060911            8.30%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.503710            11.136073            6.02%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.503710            5.04%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.884801            12.991429            0.83%            306       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.733209            12.884801            9.81%            306       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.979716            11.733209            6.86%            306       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.979716            9.80%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173797            1.74%              0       2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.712085             4.886171           31.63%              0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.261839             3.712085          -29.45%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.364239             5.261839          -28.55%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.364239          -26.36%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.088065            10.745737            6.52%              0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.142431            10.088065           -0.54%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.036643            10.142431            1.05%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.036643            0.37%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.188191            10.321941           12.34%              0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.696789             9.188191           -5.25%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.915587             9.696789           -2.21%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.915587           -0.84%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.212724             9.728134           18.45%              0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.176479             8.212724          -10.50%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.736741             9.176479           -5.75%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.736741           -2.63%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.336583             9.169717           24.99%              0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.665321             7.336583          -15.33%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.601166             8.665321           -9.75%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.601166           -3.99%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.694499             8.723704           30.31%              0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.291195             6.694499          -19.26%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.462918             8.291195          -12.38%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.462918           -5.37%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.018267             8.160556           35.60%              0        2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.390362             6.018267          -18.57%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.640060             7.390362          -23.34%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.640060           -3.60%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.019317            11.426267           26.69%              0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.572690             9.019317          -14.69%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.221879            10.572690           -5.79%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.221879           12.22%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.970556            10.598728           32.97%              0        2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.507409             7.970556          -16.16%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.783074             9.507409           -2.82%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.487409          -25.13%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.557043            10.498762           -0.55%          7,049       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.562945            10.557043           -0.06%          7,677       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.325720            10.562945            2.30%          8,045       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.325720            3.26%          1,022       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.949936             7.523503           26.45%          3,345        2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.776194             5.949936          -23.49%          3,458        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.964557             7.776194          -13.26%          3,721        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.964557          -10.35%          5,661       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.916414            11.594283           46.46%              0        2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.822230             7.916414          -19.40%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.117935             9.822230           -2.92%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.117935            1.18%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.455079            10.729049           43.92%              0        2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.529634             7.455079          -21.77%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.472916             9.529634            0.60%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.472916           -5.27%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.821925             8.579682           25.77%              0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.319321             6.821925          -18.00%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.548753             8.319321          -12.88%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.548753           -4.51%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.154128            12.381902           35.26%              0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.802937             9.154128          -15.26%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.720097            10.802937            0.77%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.720097            7.20%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.417472             9.862880           17.17%              0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.701309             8.417472          -13.23%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.701309           -2.99%              0       2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.786927             5.181446           36.82%          9,115       2003
Investor Class

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.719278             3.786927          -33.79%          9,700       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.613210             5.719278          -33.60%          8,932       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.613210          -13.87%          5,671       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.690611             6.196005           32.09%          3,437       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.908749             4.690611          -32.11%          3,471       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.829075             6.908749          -21.75%          3,338       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.829075          -11.71%          1,239       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.352096             9.621028           15.19%            277       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.640499             8.352096          -13.36%            229       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.834711             9.640499           -1.97%            247       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.834711           -1.65%            312       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.513662             9.604169           12.81%              0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.208959             8.513662           -7.55%              0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.780807             9.208959           -5.85%              0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.780807           -2.19%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     5.019740             6.694476           33.36%              0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.820590             5.019740          -26.40%            991       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.927438             6.820590          -23.60%            991       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.927438          -10.73%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.052724             6.141286           21.54%          8,824       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.900653             5.052724          -26.78%          9,263       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.836769             6.900653          -21.91%          9,002       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.836769          -11.63%          6,705       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.180365             5.448056           30.32%          5,518       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.832264             4.180365          -28.32%          5,469       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.977044             5.832264          -26.89%          5,440       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.977044          -20.23%          5,132       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.620325             4.488946           23.99%         18,375       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.815508             3.620325          -24.82%         18,424       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.874485             4.815508          -29.95%         19,971       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.874485          -31.26%         22,701       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.395283             5.403198           22.93%          1,229       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.003866             4.395283          -26.79%          1,229       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.867957             6.003866          -23.69%          1,229       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.867957          -21.32%          3,278       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.190458            13.971904           37.11%              0        2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.532425            10.190458          -18.69%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.762567            12.532425           16.44%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.762567            7.63%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.614331            16.433031           30.27%             89        2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.141668            12.614331           -4.01%             89        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.850261            13.141668           10.90%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.850261           18.50%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.671082             8.912052           33.59%              0        2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.099219             6.671082          -26.69%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.377026             9.099219           -2.96%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.377026           -6.23%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.222334             9.695138           34.24%              0        2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.720047             7.222334          -25.70%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.153405             9.720047           -4.27%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.153405            1.53%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.736313             7.348074           28.10%            762        2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.861558             5.736313          -27.03%            762        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.100849             7.861558          -13.62%            762        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.100849           -8.99%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.237006           12.37%              0       2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.375066             9.025481           41.57%          8,539        2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.307775             6.375066          -23.26%          9,256        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.519639             8.307775          -12.73%          9,342        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.519639           -4.80%         10,228       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.733506            12.701763           18.34%            170        2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.152406            10.733506            5.72%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.907262            10.152406            2.47%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.907262           -0.93%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.203108            12.686438            3.96%              0        2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.248004            12.203108            8.49%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.432313            11.248004            7.82%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.432313            4.32%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.677404           26.77%              0       2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.762886           17.63%              0       2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.463365            10.242992           37.24%          1,468        2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.342168             7.463365          -20.11%          1,661        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.605376             9.342168           -2.74%          1,017        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.605376           -3.95%          1,260       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.260878             4.331929           32.85%              0        2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.291872             3.260878          -38.38%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.735625             5.291872          -31.59%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.735625          -22.64%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.336495             6.571219           23.14%              0        2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.899448             5.336495          -22.65%              0        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.723419             6.899448          -20.91%              0        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.723419          -12.77%              0       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.623830            11.137299           29.15%            333        2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.540038             8.623830           -9.60%            333        2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.471444             9.540038           -8.89%            333        2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.471444            4.71%          3,509       2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.290179           22.90%              0       2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.415777           24.16%              0       2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.760283           27.60%              0       2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.228632           22.29%              0       2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.700012             5.783077           23.04%           1,709       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.433204             4.700012          -26.94%           2,909       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.998345             6.433204          -19.57%           1,333       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.998345          -20.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.416443             8.207203           27.91%           8,002       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.069609             6.416443          -20.49%           7,670       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.930891             8.069609           -9.64%           7,789       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.930891          -10.69%           2,181      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.999175             6.185724           23.73%           3,992       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.277510             4.999175          -20.36%           3,594       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.695243             6.277510          -27.81%           2,708       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.695243          -13.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.649401            11.649721            0.00%           1,737       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.192809            11.649401            4.08%             834       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.562593            11.192809            5.97%             221       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.562593            5.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.137604             6.393434           24.44%          35,396       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.759388             5.137604          -23.99%          17,766       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.004847             6.759388          -15.56%          16,158       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.004847          -19.95%           5,084      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.219199             8.595481           19.06%          11,344       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.809960             7.219199          -18.06%           2,334       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.981474             8.809960          -11.74%           4,619       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.981474           -0.19%           1,486      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.701488             8.990384           16.74%          11,454       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.322475             7.701488          -17.39%           6,468       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.866755             9.322475           -5.52%           8,517       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.866755           -1.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.238285             9.985183           37.95%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.167143             7.238285          -21.04%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.289434             9.167143          -10.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.289434            2.89%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.555901             5.671645           24.49%             413       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.522504             4.555901          -30.15%             407       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.646201             6.522504          -24.56%             267       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.646201          -13.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.713558            13.075801           11.63%           5,865       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.076406            11.713558            5.75%           7,552       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.436024            11.076406            6.14%           5,855       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.436024            4.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.071310             7.442039           22.58%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.618723             6.071310          -20.31%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.685731             7.618723          -12.28%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.685731          -13.14%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.878995            10.785009           21.47%           1,709       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.972297             8.878995           -1.04%           1,900       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.246973             8.972297           -2.97%           1,810       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.246973           -7.53%           1,964      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.854280            12.431910            4.87%             782       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.005490            11.854280            7.71%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.363417            11.005490            6.20%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.363417            3.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.350706             9.734961           16.58%          18,731       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.258143             8.350706           -9.80%          20,365       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.525831             9.258143           -2.81%          24,354       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.525831           -4.74%          17,169      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.892688             6.390817           30.62%           4,979       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.121235             4.892688          -31.29%           2,605       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.775315             7.121235          -18.85%             674       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.775315          -12.25%           1,563      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.004669            11.466246           27.34%          18,018       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.775523             9.004669          -16.43%          16,425       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.142187            10.775523           -3.29%           7,865       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.142187           11.42%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.462791             6.990730           27.97%           2,061       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.112419             5.462791          -23.19%           2,755       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.462922             7.112419          -15.96%           3,818       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.462922          -15.37%           2,847      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.390860            11.919380           42.05%           1,534       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.840276             8.390860           -5.08%             639       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.046176             8.840276           -2.28%           1,016       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.046176           -9.54%             488      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.725093             8.171351           42.73%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.248088             5.725093          -21.01%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.176473             7.248088          -21.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.176473           -8.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.575999            14.835092           28.15%           4,697       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.447055            11.575999           -7.00%           2,010       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.693394            12.447055           16.40%           1,081       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.693394            6.93%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.150678            12.677460           24.79%          12,698       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.557852            10.150678          -12.18%          12,391       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.032014            11.557852            4.77%           9,220       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.032014           10.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.670272             6.359250           36.16%          15,385       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.705929             4.670272          -30.36%           4,064       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.532712             6.705929          -21.41%           2,979       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.532712          -14.67%           1,761      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.441326            13.090582            5.22%             134       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.723339            12.867461            9.76%           18106       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.598118            11.512719            8.63%           2,639       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.598118            5.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.047175            12.293041            2.04%             547       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.129015            12.047175            8.25%             559       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.502389            11.129015            5.97%             501       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.502389            5.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.867461            12.967387            0.78%          16,016      2003*
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.723339            12.867461            9.76%          18,106       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.976054            11.723339            6.81%          13,676       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.976054            9.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173629            1.74%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.707071             4.877102           31.56%             920       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.257404             3.707071          -29.49%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.361782             5.257404          -28.59%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.361782          -26.38%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.076619            10.728135            6.47%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.136040            10.076619           -0.59%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.035422            10.136040            1.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.035422            0.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.177774            10.305026           12.28%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.690685             9.177774           -5.29%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.914385             9.690685           -2.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.914385           -0.86%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.203405             9.712199           18.39%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.170694             8.203405          -10.55%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.735557             9.170694           -5.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.735557           -2.64%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.328242             9.154663           24.92%           4,007       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.659856             7.328242          -15.38%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.599996             8.659856           -9.79%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.599996           -4.00%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.686881             8.709380           30.25%          18,770       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.285961             6.686881          -19.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.461766             8.285961          -12.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.461766           -5.38%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.011435             8.147171           35.53%             218       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.385704             6.011435          -18.61%             218       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.638894             7.385704          -23.38%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.638894           -3.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.007162            11.405103           26.62%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.563789             9.007162          -14.74%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.218135            10.563789           -5.83%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.218135           12.18%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.961508            10.581371           32.91%           7,430       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.501415             7.961508          -16.21%          10,456       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.781881             9.501415           -2.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.781881           -2.18%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.542778            10.479279           -0.60%          27,330       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.554003            10.542778           -0.11%          44,330       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.322224            10.554003            2.25%          16,714       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.322224            3.22%           3,743      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.941904             7.509554           26.38%          24,859       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.769635             5.941904          -23.52%          20,354       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.961551             7.769635          -13.30%          11,315       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.961551          -10.38%           3,871      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.905738            11.572817           46.39%           1,024       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.813954             7.905738          -19.44%           1,024       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.114557             9.813954           -2.97%             406       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.114557            1.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.446591            10.711441           43.84%             658       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.523620             7.446591          -21.81%             658       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.471766             9.523620            0.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.471766           -5.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.812739             8.563792           25.70%           4,264       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.312313             6.812739          -18.04%           1,194       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.545563             8.312313          -12.92%           1,194       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.545563           -4.54%           1,194      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.143732            12.361600           35.19%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.796129             9.143732          -15.31%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.718800            10.796129            0.72%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.718800            7.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.411441             9.850837           17.11%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.699274             8.411441          -13.28%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.669274           -3.01%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.781806             5.171820           36.76%          27,610      2003
Investor Class

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.714443             3.781806          -33.82%          26,430      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.610328             5.714443          -33.63%          23,425      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.610328          -13.90%           4,262      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.684280             6.184526           32.03%           7,071      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.902922             4.684280          -32.14%           4,402      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.826119             6.902922          -21.79%           1,072      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.826119          -11.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.340842             9.603207           15.13%           2,084      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.632384             8.340842          -13.41%           2,084      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.831425             9.632384           -2.02%           2,315      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.831425           -1.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.503980             9.588406           12.75%           5,910      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.203139             8.503980           -7.60%           5,021      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.779617             9.203139           -5.89%           5,347      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.779617           -2.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     5.014024             6.683486           33.30%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.816279             5.014024          -26.44%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.926347             6.816279          -23.64%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.926347          -10.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.046978             6.131199           21.48%          22,009      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.896306             5.046978          -26.82%          11,837      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.835700             6.896306          -21.95%           7,850      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.835700          -11.64%           3,358      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.174718             5.437950           30.26%          33,640      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.827339             4.174718          -28.36%          36,473      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.974378             5.827339          -26.92%          29,267      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.974378          -20.26%           6,090      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.615432             4.480611           23.93%          33,079      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.811444             3.615432          -24.86%          30,261      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.872183             4.811444          -29.99%          34,213      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.872183          -31.28%           5,525      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.389340             5.393177           22.87%             569      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.998784             4.389340          -26.83%             569      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.865317             5.998784          -23.73%             569      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.865317          -21.35%             569      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.176738            13.946051           37.04%           6,479       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.521882            10.176738          -18.73%           2,223       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.758985            12.521882           16.39%           1,991       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.758985            7.59%           1,199      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.597330            16.402603           30.21%          16,886       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.130593            12.597330           -4.06%          10,076       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.846299            13.130593           10.84%           7,927       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.846299           18.46%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.662086             8.895538           33.52%           4,696       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.091559             6.662086          -26.72%           5,384       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.373903             9.091559           -3.01%           6,583       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.373903           -6.26%           2,010      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.212602             9.677192           34.17%             115       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.711863             7.212602          -25.73%             118       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.150014             9.711863           -4.32%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.150014            1.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.729798             7.336028           28.03%           8,606       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.856604             5.729798          -27.07%           7,238       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.099745             7.856604          -13.66%           3,682       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.099745           -9.00%             587      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.233195           12.33%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.366472             9.008768           41.50%          31,153       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.300784             6.366472          -23.30%          29,241       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.516462             8.300784          -12.77%          24,886       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.516462           -4.84%           6,057      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.721334            12.680947           18.28%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.146020            10.721334            5.67%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.906062            10.146020            2.42%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.906062           -0.94%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.189216            12.665594            3.91%          44,647       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.240879            12.189216            8.44%          42,453       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.431004            11.240879            7.76%          26,838       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.431004            4.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.673131           26.73%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.758921           17.59%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.453287            10.223995           37.17%           8,923       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.334283             7.453287          -20.15%          14,016       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.602164             9.334283           -2.79%          16,134       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.602164           -3.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.257163             4.324810           32.78%             196       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.288522             3.257163          -38.41%             277       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.734681             5.288522          -31.63%             145       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.734681          -22.65%             530      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.330419             6.560434           23.08%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.895089             5.330419          -22.69%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.722354             6.895089          -20.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.722354          -12.78%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.612202            11.116662           29.08%           8,355       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.531995             8.612202           -9.65%           5,568       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.467943             9.531995           -8.94%           1,214       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.467943            4.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.286044           22.86%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.411588           24.12%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.755989           27.56%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.224504           22.25%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.693669             5.772348           22.98%           1,253      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.427779             4.693669          -26.98%           2,282      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.995667             6.427779          -19.61%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.407778             8.191973           27.84%           1,134      2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.062792             6.407778          -20.53%               7      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.927904             8.062794           -9.69%               6      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.992424             6.174252           23.67%           2,616      2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.272214             4.992424          -20.40%           2,616      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.692333             6.272214          -27.84%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.633707            11.628151           -0.05%               0      2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.183394            11.633707            4.03%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.559064            11.183394            5.91%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.130684             6.381591           24.38%          11,636      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.753692             5.130684          -24.03%           2,526      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.002172             6.753692          -15.60%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.209483             8.579576           19.00%               0      2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.802545             7.209483          -18.10%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.978148             8.802545          -11.78%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.691103             8.973729           16.68%               0      2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.314617             7.691103          -17.43%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.863461             9.314617           -5.56%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.228522             9.966677           37.88%               0      2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.159413             7.228522          -21.08%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.286001             9.159413          -10.95%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.549765             5.661141           24.43%           1,845      2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.517010             4.549765          -30.19%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.643318            6.5170110          -24.60%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.697784            13.051576           11.57%               0      2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.067080            11.697784            5.70%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.432537            11.067080            6.08%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.064406             7.429831           22.52%               0      2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.613917             6.064406          -20.35%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.684677             7.613917          -12.33%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.866994            10.764987           21.41%           1,766      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.964702             8.866994           -1.09%           1,766      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.243844             8.964702           -3.02%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.840774            12.411468            4.82%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.998511            11.840774            7.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.362113            10.998511            6.14%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.339458             9.716938           16.52%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.250348             8.339458           -9.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.522648             9.250348           -2.86%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.887124             6.380320           30.55%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.116740             4.887124          -31.33%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.774252             7.116740          -18.89%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.992544            11.445018           27.27%           4,435       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.766463             8.992544          -16.48%           1,489       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.138472            10.766463           -3.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.455415             6.977775           27.91%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.106406             5.455415          -23.23%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.460092             7.106406          -16.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.379537            11.897299           41.98%           1,244       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.832815             8.379537           -5.13%           1,244       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.043143             8.832815           -2.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.718578             8.157922           42.66%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.243507             5.718578          -21.05%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.175349             7.243507          -21.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.562834            14.810724           28.09%           2,807       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.439207            11.562834           -7.05%             753       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.692092            12.439207           16.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.136982            12.643978           24.73%           2,173       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.548118            10.136982          -12.22%           1,786       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.028332            11.548118            4.71%               4       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.663967             6.347459           36.10%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.700269             4.663967          -30.39%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.529854             6.700269          -21.45%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.424509            13.066278            5.17%               5       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.502974            12.424509            8.01%               5       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.594532            11.502974            8.57%               4       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.033452            12.272831            1.99%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.121960            12.033452            8.20%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.501069            11.121960            5.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.850121            12.943363            0.73%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.713462            12.850121            9.70%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.972389            11.713462            6.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173460            1.73%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.702067             4.868052           31.50%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.252956             3.702067          -29.52%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.359312             5.252956          -28.62%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.065181            10.710532            6.41%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.129657            10.065181           -0.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.034205            10.129657            0.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.167345            10.288121           12.23%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.684583             9.167345           -5.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.913171             9.684583           -2.31%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.194094             9.696277           18.33%          13,116       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.164925             8.194094          -10.59%           5,336       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.734377             9.164925           -5.85%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.319924             9.139658           24.86%           4,925       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.654404             7.319924          -15.42%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.598833             8.654404           -9.84%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.679286             8.695081           30.18%           5,241       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.280736             6.679286          -19.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.460618             8.280736          -12.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.004600             8.133790           35.46%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.381052             6.004600          -18.65%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.637722             7.381052          -23.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.995019            11.383969           26.56%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.554886             8.995019          -14.78%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.214391            10.554886           -5.88%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.952460            10.564009           32.84%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.495426             7.952460          -16.25%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.780695             9.495426           -2.92%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.528530            10.459825           -0.65%          35,058       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.545072            10.528530           -0.16%          11,682       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.318733            10.545072            2.19%           8,405       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.933888             7.495638           26.32%           9,295       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.763080             5.933888          -23.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.958557             7.763080          -13.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.895078            11.551379           46.31%           3,462       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.805688             7.895078          -19.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.111177             9.805688           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.438134            10.693889           43.77%           4,093       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.517617             7.438134          -21.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.470616             9.517617            0.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.803532             8.547902           25.64%           7,185       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.305301             6.803532          -18.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.542368             8.305301          -12.96%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.133341            12.341327           35.12%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.789326             9.133341          -15.35%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.717502            10.789326            0.67%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.405403             9.838786           17.05%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.697223             8.405403          -13.32%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.697223           -3.03%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.776694             5.162232           36.69%           5,957       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.709614             3.776694          -33.85%           5,722       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.607449             5.709614          -33.67%           2,007       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.677960             6.173066           31.96%           1,605       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.897098             4.677960          -32.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.823171             6.897098          -21.83%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.329605             9.585432           15.08%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.624264             8.329605          -13.45%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.828141             9.624264           -2.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.494326             9.572678           12.69%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.197351             8.494326           -7.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.778429             9.197351           -5.94%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     5.008334             6.672535           33.23%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.811996             5.008334          -26.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.925263             6.811996          -23.68%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.041229             6.121124           21.42%           1,301       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.891949             5.041229          -26.85%           1,005       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.834621             6.891949          -21.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.169080             5.427867           30.19%           2,325       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.822415             4.169080          -28.40%           2,325       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.971710             5.822415          -26.96%               8       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.610550             4.472315           23.87%          17,652       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.807382             3.610550          -24.90%          14,865       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.869882             4.807382          -30.02%           2,170       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.838415             5.383171           22.81%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.993734             4.383415          -26.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.862685             5.993734          -23.77%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.162998            13.920183           36.97%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.511325            10.162998          -18.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.755382            12.511325           16.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.580349            16.372229           30.14%           3,243       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.119535            12.580349           -4.11%             380       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.842348            13.119535           10.78%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.653103             8.879051           33.46%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.083898             6.653103          -26.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.370766             9.083898           -3.06%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.202877             9.659266           34.10%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.703683             7.202877          -25.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.146626             9.703683           -4.37%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.723282             7.323991           27.97%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.851643             5.723282          -27.11%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.098636             7.851643          -13.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.229384           12.29%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.357882             8.992069           41.43%           9,579       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.293772             6.357882          -23.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.513285             8.293772          -12.82%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.709163            12.660146           18.22%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.139628            10.709163            5.62%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.904857            10.139628            2.37%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.175323            12.644761            3.86%           2,184       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.233747            12.175323            8.38%           2,092       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.429689            11.233747            7.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.668851           26.69%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.754960           17.55%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.443247            10.205070           37.11%               0       2003
Stock Fund, Inc. Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.326431             7.443247          -20.19%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.598963             9.326431           -2.84%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.253446             4.317695           32.71%             509       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.285172             3.253446          -38.44%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.733735             5.285172          -31.66%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.324368             6.549668           23.01%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.890752             5.324368          -22.73%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.721294             6.890752          -20.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.600586            11.096065           29.02%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.523952             8.600586           -9.70%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.464444             9.523952           -8.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.281897           22.82%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.407401           24.07%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.751682           27.52%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.220380           22.20%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.687322             5.761645           22.92%          28,356       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.422342             4.687322          -27.02%          18,216       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.992996             6.422342          -19.65%          11,516       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.992996          -20.07%           4,759      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.399123             8.176785           27.78%          85,036       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.055987             6.399123          -20.57%          48,480       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.924912             8.055987           -9.74%          25,824       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.924912          -10.75%          10,353      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.985687             6.162806           23.61%         129,789       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.266925             4.985687          -20.44%          17,147       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.689431             6.266925          -27.88%           6,802       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.689431          -13.11%           2,013      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.618023            11.606599           -0.10%           9,477       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.173964            11.618023            3.97%          24,719       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.555532            11.173964            5.86%           3,932       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.555532            5.56%              58      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.123750             6.369754           24.32%         139,743       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.747984             5.123750          -24.07%         108,067       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.999493             6.747984          -15.64%          59,502       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.999493          -20.01%          41,074      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.199740             8.563638           18.94%          71,986       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.795110             7.199740          -18.14%          37,185       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.974804             8.795110          -11.83%          12,611       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.974804           -0.25%           5,519      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.680727             8.957105           16.62%          18,721       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.306770             7.680727          -17.47%           7,086       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.860166             9.306770           -5.61%           9,607       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.860166           -1.40%          10,360      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.218759             9.948192           37.81%           8,976       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.151680             7.218759          -21.12%           6,460       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.282555             9.151680          -11.00%           6,780       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.282555            2.83%           5,826      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.543596             5.650624           24.36%          14,649       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.511490             4.543596          -30.22%           6,387       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.640425             6.511490          -24.64%           6,656       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.640425          -13.60%           3,892      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.682031            13.027416           11.52%           7,348       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.057758            11.682031            5.65%          19,198       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.429051            11.057758            6.03%          10,354       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.429051            4.29%           6,359      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.057502             7.417627           22.45%           7,628       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.609109             6.057502          -20.39%           5,798       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.683616             7.609106          -12.37%           2,432       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.683616          -13.16%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.855003            10.744990           21.34%          13,884       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.957109             8.855003           -1.14%           6,254       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.240713             8.957109           -3.07%           2,119       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.240713           -7.59%           1,594      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.827282            12.391056            4.77%           1,847       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.991538            11.827282            7.60%              52       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.360813            10.991538            6.09%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.360813            3.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.328190             9.698903           16.46%          15,104       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.242544             8.328190           -9.89%          16,083       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.519467             9.242544           -2.91%           5,372       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.519467           -4.81%           2,997      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.881553             6.369833           30.49%          39,073       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.112246             4.881553          -31.36%          24,626       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.773180             7.112246          -18.93%          14,314       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.773180          -12.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.980408            11.423805           27.21%          48,402       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.757378             8.980408          -16.52%          36,566       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.134750            10.757378           -3.39%          18,459       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.134750           11.35%           2,938      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.448060             6.964841           27.84%          28,480       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.100416             5.448060          -23.27%          18,727       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.457258             7.100416          -16.04%           9,371       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.457258          -15.43%           5,723      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.368248            11.875254           41.91%          15,951       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.825378             8.368248           -5.18%           6,650       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.040126             8.825378           -2.38%           5,493       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.040126           -9.60%              49      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.712083             8.144536           42.58%          59,984       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.238943             5.712083          -21.09%           1,558       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.174235             7.238943          -21.09%           4,287       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.174235           -8.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.549703            14.786444           28.02%          15,073       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.431368            11.549703           -7.09%           8,603       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.690797            12.431368           16.28%           3,183       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.690797            6.91%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.123310            12.620538           24.67%          35,430       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.538383            10.123310          -12.26%          34,385       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.024649            11.538383            4.66%          16,159       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.024649           10.25%           3,998      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.657650             6.335656           36.03%          50,713       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.694596             4.657650          -30.43%          35,192       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.526996             6.694596          -21.49%          25,145       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.526996          -14.73%          15,465      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.407703            13.042004            5.11%           4,822       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.493227            12.407703            7.96%           9,298       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.590941            11.493227            8.52%           7,616       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.590941            5.91%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.019737            12.252644            1.94%           7,321       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.114907            12.019737            8.14%           5,178       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.499749            11.114907            5.86%              99       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.499749            5.00%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.832797            12.919369            0.67%          24,270       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.703587            12.832797            9.65%          22,083       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.968715            11.703587            6.70%          12,606       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.968715            9.69%             258      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173292            1.73%           1,903      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.697066             4.859033           31.43%          16,350       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.248515             3.697066          -29.56%          10,587       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.356851             5.248515          -28.66%           8,065       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.356851          -26.43%           2,003      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.053757            10.692968            6.36%          20,749       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.123276            10.053757           -0.69%          15,050       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.032986            10.123276            0.90%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.032986            0.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.156929            10.271232           12.17%           4,967       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.678473             9.156929           -5.39%           1,729       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.911971             9.678473           -2.36%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.911971           -0.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.184771             9.680351           18.27%          34,165       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.159140             8.184771          -10.64%          14,996       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.733190             9.159140           -5.90%             798       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.733190           -2.67%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.311587             9.124639           24.80%         105,163       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.648933             7.311587          -15.46%          13,491       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.597664             8.648933           -9.89%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.597664           -4.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.671685             8.680804           30.11%          17,034       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.275513             6.671685          -19.38%          10,324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.459465             8.275513          -12.52%             125       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.459465           -5.41%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.997772             8.120442           35.39%          82,769       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.376392             5.997772          -18.69%             139       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.636549             7.376392          -23.45%             139       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.636549           -3.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.982883            11.362882           26.49%          20,208       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.545993             8.982883          -14.82%           8,903       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.210642            10.545993           -5.93%           8,328       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.210642           12.11%              44      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.943422            10.546668           32.77%           7,804       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.489441             7.943422          -16.29%           7,539       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.779512             9.489441           -2.97%             778       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.779512           -2.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.514290            10.440394           -0.70%         703,560       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.536139            10.514290           -0.21%         467,032       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.315239            10.536139            2.14%         178,199       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.315239            3.15%         131,757      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.925868             7.481720           26.26%         126,869       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.756523             5.925868          -23.60%         117,936       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.955559             7.756523          -13.39%          42,682       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.955559          -10.44%          18,358      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.884425            11.529965           46.24%           9,226       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.797416             7.884425          -19.53%           4,185       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.107798             9.797416           -3.07%           1,184       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.107798            1.08%              16      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.429682            10.676347           43.70%           9,620       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.511613             7.429682          -21.89%           3,723       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.469462             9.511613            0.45%             237       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.469462           -5.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.794368             8.532070           25.58%          10,329       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.298305             6.794368          -18.12%           3,169       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.539185             8.298305          -13.01%           2,929       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.539185           -4.61%           2,152      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.122960            12.321064           35.06%           1,788       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.782516             9.122960          -15.39%             516       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.716201            10.782516            0.62%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.716201            7.16%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.399369             9.826754           16.99%             251       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.695178             8.399369          -13.37%             480       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.695178           -3.05%             795      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.771594             5.152667           36.62%          88,986       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.704790             3.771594          -33.89%          70,939       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.604565             5.704790          -33.70%          68,548       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.604565          -13.95%          37,054      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.671637             6.161600           31.89%          29,230       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.891266             4.671637          -32.21%         181,013       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.820208             6.891266          -21.87%          16,391       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.820208          -11.80%           7,748      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.318370             9.567667           15.02%          11,537       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.616153             8.318370          -13.50%          17,265       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.824855             9.616153           -2.12%          11,440       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.824855           -1.75%          11,369      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.484687             9.556983           12.64%          31,531       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.191553             8.484687           -7.69%          10,338       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.777243             9.191553           -5.99%           2,119       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.777243           -2.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     5.002626             6.661571           33.16%         103,107       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.807685             5.002626          -26.52%           4,398       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.924175             6.807685          -23.72%              34       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.924175          -10.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.035497             6.111075           21.36%          58,407       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.887594             5.035497          -26.89%          49,807       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.833540             6.887594          -22.03%          36,525       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.833540          -11.66%          15,505      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.163448             5.417797           30.13%          55,009       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.817498             4.163448          -28.43%          75,667       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.969040             5.817498          -27.00%          68,471       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.969040          -20.31%          35,493      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.605667             4.464009           23.81%         146,833       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.803309             3.605667          -24.93%         153,274       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.867578             4.803309          -30.06%         144,945       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.867578          -31.32%          69,307      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.377496             5.373166           22.75%           1,862       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.988666             4.377496          -26.90%           3,262       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.860054             5.988666          -23.81%           4,313       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.860054          -21.40%           2,939      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.149285            13.894384           36.90%           6,250       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.500773            10.149285          -18.81%          78,755       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.751783            12.500773           16.27%           2,541       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.751783            7.52%             385      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.563388            16.341892           30.08%          58,691       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.108478            12.563388           -4.16%          45,850       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.838385            13.108478           10.73%          34,501       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.838385           18.38%           3,199      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.644112             8.862577           33.39%          24,635       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.076231             6.644112          -26.80%          27,557       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.367629             9.076231           -3.11%          15,878       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.367629           -6.32%           1,872      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.193149             9.641347           34.04%          10,278       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.695503             7.193149          -25.81%          12,228       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.143232             9.695503           -4.41%          10,148       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.143232            1.43%           1,597      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.716764             7.311944           27.90%          37,638       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.846682             5.716764          -27.14%          19,628       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.097531             7.846682          -13.75%           6,218       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.097531           -9.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.225571           12.26%           1,009       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.349286             8.975380           41.36%         141,111       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.286766             6.349286          -23.38%          77,741       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.510099             8.286766          -12.86%          55,857       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.510099           -4.90%          21,663      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.696998            12.639369           18.16%           8,001      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.133234            10.696998            5.56%           2,096      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.903648            10.133234            2.32%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.903648           -0.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.161454            12.623970            3.80%          42,395      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.226628            12.161454            8.33%          24,697      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.428383            11.226628            7.65%           3,108      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.428383            4.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.664564           26.65%          22,365      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.750981           17.51%             421      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.433182            10.186121           37.04%          38,147      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.318547             7.433182          -20.23%          24,279      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.595747             9.318547           -2.89%          20,749      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.595747           -4.04%           8,077      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.249735             4.310588           32.64%          21,539      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.281823             3.249735          -38.47%          13,626      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.732790             5.281823          -31.70%           1,874      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.732790          -22.67%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.318296             6.538896           22.95%          15,473      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.886394             5.318296          -22.77%          14,906      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.720231             6.886394          -21.03%             436      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.720231          -12.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.588987            11.075507           28.95%          91,787      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.515922             8.588987           -9.74%          25,404      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.460943             9.515922           -9.03%           4,980      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.460943            4.61%           1,920      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.277752           22.78%             651      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.403216           24.03%           2,074      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.747380           27.47%           1,962      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.216266           22.16%             742      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)



---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.680989             5.750946           22.86%           3,078       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.416919             4.680989          -27.05%           3,222       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.990318             6.416919          -19.69%           2,684       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.990318          -20.10%           1,271      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.390493             8.161627           27.72%          20,729       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.049205             6.390493          -20.61%          21,272       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.921936             8.049205           -9.78%          16,997       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.921936          -10.78%          12,233      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.978951             6.151365           23.55%           7,550       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.261632             4.978951          -20.48%           2,628       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.686523             6.261632          -27.92%           2,385       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.686523          -13.13%             424      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.602374            11.585102           -0.15%           1,406       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.164552            11.602374            3.92%           1,251       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.552010            11.164552            5.80%              51       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.552010            5.52%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.116815             6.357916           24.26%          25,445       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.742284             5.116815          -24.11%          25,685       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.996806             6.742284          -15.69%          33,500       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.996806          -20.03%             635      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.190033             8.547773           18.88%          17,519       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.787708             7.190033          -18.18%          15,142       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.971475             8.787708          -11.87%          12,845       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.971475           -0.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.670357             8.940483           16.56%           2,909       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.298917             7.670357          -17.51%           2,692       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.856874             9.298917           -5.66%           1,057       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.856874           -1.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.209002             9.929728           37.74%             378       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.143950             7.209002          -21.16%             378       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.279118             9.143950          -11.04%             378       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.279118            2.79%             378      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.537463             5.640153           24.30%          12,177       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.505996             4.537463          -30.26%          11,267       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.637533             6.505996          -24.68%          11,068       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.637533          -13.62%           1,907      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.666247            13.003230           11.46%           2,635       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.048420            11.666247            5.59%           2,552       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.425562            11.048420            5.97%           1,659       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.425562            4.26%           1,463      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.050613             7.405433           22.39%           1,821       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.604302             6.050613          -20.43%           1,919       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.682558             7.604302          -12.42%           1,568       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.682558          -13.17%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.843020            10.725017           21.28%           3,006       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.949518             8.843020           -1.19%           3,806       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.237583             8.949518           -3.12%           1,468       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.237583           -7.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.813789            12.370655            4.71%              92       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.984556            11.813789            7.55%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.359505            10.984556            6.03%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.359505            3.60%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.316959             9.680921           16.40%           4,345       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.234738             8.316959           -9.94%           3,581       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.516271             9.234738           -2.96%           2,780       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.516271           -4.84%             427      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.876002             6.359381           30.42%           2,612       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.748327             8.968307          -16.56%          13,171       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.772116             7.107758          -18.97%             150       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.772116          -12.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.968307            11.402633           27.14%          14,532       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.748327             8.968307          -16.56%          13,171       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.131035            10.748327           -3.44%          14,777       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.131035           11.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.440694             6.951912           27.78%           1,449       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.094414             5.440694          -23.31%           1,257       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.454422             7.094414          -16.09%             612       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.454422          -15.46%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.356954            11.853244           41.84%           2,080       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.817933             8.356954           -5.23%           1,310       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.037095             8.817933           -2.43%           1,296       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.037095           -9.63%             615      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.705561             8.131129           42.51%           4,853       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.234357             5.705561          -21.13%              56       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.173113             7.234357          -21.14%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.173113           -8.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.536558            14.762149           27.96%           9,345       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.423522            11.536558           -7.14%           7,334       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.689496            12.423522           16.22%           5,996       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.689496            6.89%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.109649            12.597135           24.61%          12,940       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.528653            10.109649          -12.31%          12,553       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.020957            11.528653            4.61%           7,989       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.020957           10.21%           1,098      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.651353             6.323893           35.96%          25,749       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.688950             4.651353          -30.46%          25,389       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.524143             6.688950          -21.53%          20,740       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.524143          -14.76%           2,066      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.390913            13.017763            5.06%           2,504       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.483487            12.390913            7.90%           2,642       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.587355            11.483487            8.46%           2,219       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.587355            5.87%             253      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         12.006035            12.232479            1.89%             783       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.107857            12.006035            8.09%             679       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.498429            11.107857            5.80%             326       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.498429            4.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.815484            12.895414            0.62%           1,175       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.693717            12.815484            9.59%           1,178       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.965038            11.693717            6.65%              36       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.965038            9.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.173125            1.73%             508      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.692057             4.850005           31.36%               4       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.244071             3.692057          -29.60%               4       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.354379             5.244071          -28.69%           1,729       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.354379          -26.46%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.042339            10.675420            6.30%              34       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.116905            10.042339           -0.74%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.031767            10.116905            0.85%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.031767            0.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------
Gartmore GMF Investor             9.146530            10.254387           12.11%              59       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.672375             9.146530           -5.44%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.910766             9.672375           -2.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.910766           -0.89%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.175467             9.664461           18.21%           5,125       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.153360             8.175467          -10.68%             794       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.732005             9.153360           -5.95%             367       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.732005           -2.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.303278             9.109664           24.73%           2,672       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.643486             7.303278          -15.51%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.596497             8.643486           -9.93%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.596497           -4.04%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.664095             8.666547           30.05%             559       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.270286             6.664095          -19.42%             276       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.458313             8.270286          -12.56%              57       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.458313           -5.42%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.990938             8.107094           35.32%           2,857       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.371729             5.990938          -18.73%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.635373             7.371729          -23.49%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.635373           -3.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.970753            11.341800           26.43%             405       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.537091             8.970753          -14.86%             384       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.206898            10.537091           -5.98%             359       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.206898           12.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.934376            10.529334           32.71%             437       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.483442             7.934376          -16.33%             403       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.778319             9.483442           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.778319           -2.22%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.500062            10.420989           -0.75%         104,466       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.527209            10.500062           -0.26%          21,913       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.311743            10.527209            2.09%           3,642       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.311743            3.12%           3,555      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.917876             7.467860           26.19%          26,156       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.749987             5.917876          -23.64%          26,252       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.952563             7.749987          -13.43%          26,224       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.952563          -10.47%          13,854      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.873769            11.508569           46.16%           1,707       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.789141             7.873769          -19.57%             473       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.104415             9.789141           -3.12%             314       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.104415            1.04%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.421210            10.658775           43.63%           2,900       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.505602             7.421210          -21.93%             579       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.468307             9.505602            0.39%              34       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.468307           -5.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.785187             8.516240           25.51%           1,699       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.291298             6.785187          -18.16%           1,659       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.535992             8.291298          -13.05%           1,126       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.535992           -4.64%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.112582            12.300845           34.99%             297       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.775717             9.112582          -15.43%             407       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.714896            10.775717            0.57%              61       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.714896            7.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.393353             9.814753           16.93%              27       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.693136             8.393353          -13.41%              27       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.693136           -3.07%              10      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.766489             5.143074           36.55%          24,229       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.699965             3.766489          -33.92%          26,081       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.601688             5.699965          -33.73%          19,738       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.601688          -13.98%           6,737      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.665323             6.150170           31.83%           4,271       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.885443             4.665323          -32.24%           6,267       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.817268             6.885443          -21.91%           1,413       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.817268          -11.83%             399      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.307132             9.549901           14.96%           8,390       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.608038             8.307132          -13.54%           8,614       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.821565             9.608038           -2.17%           7,523       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.821565           -1.78%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.475036             9.541282           12.58%           5,626       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.185750             8.475036           -7.74%           4,602       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.776049             9.185750           -6.04%           2,340       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.776049           -2.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.996933             6.650620           33.09%           4,599       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.803385             4.996933          -26.55%           1,020       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.923087             6.803385          -23.76%             510       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.923087          -10.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.029762             6.101021           21.30%          36,613       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.883244             5.029762          -26.93%          35,553       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.832466             6.883244          -22.07%          32,550       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.832466          -11.68%             596      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.157816             5.407741           30.06%          32,740       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.812575             4.157816          -28.47%          36,623       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.966367             5.812575          -27.04%          43,583       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.966367          -20.34%          12,558      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.600786             4.455692           23.74%          62,232       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.799250             3.600786          -24.97%          61,727       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.865273             4.799250          -30.09%          54,277       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.865273          -31.35%           9,400      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.371576             5.363196           22.68%          15,685       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.983612             4.371576          -26.94%          15,774       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.857420             5.983612          -23.85%          15,774       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.857420          -21.43%          13,661      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.135587            13.868624           36.83%             643       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.490226            10.135587          -18.85%           2,530       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.748184            12.490226           16.21%             191       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.748184            7.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.546432            16.311595           30.01%           8,161       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.097428            12.546432           -4.21%           7,872       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.834435            13.097428           10.67%           1,073       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.834435           18.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.635151             8.846154           33.32%             567       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.068584             6.635151          -26.83%             567       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.364503             9.068584           -3.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.364503           -6.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.183433             9.623468           33.97%           2,113       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.687316             7.183433          -25.85%           2,316       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.139842             9.687316           -4.46%           2,389       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.139842            1.40%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.710251             7.299928           27.84%           6,789       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.841725             5.710251          -27.18%           6,166       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.096421             7.841725          -13.79%           3,854       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.096421           -9.04%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.221755           12.22%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.340718             8.958737           41.29%          19,394       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.279781             6.340718          -23.42%          17,227       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.506920             8.279781          -12.91%          14,297       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.506920           -4.93%           1,368      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.684842            12.618618           18.10%           2,355       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.126843            10.684842            5.51%           2,117       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.902442            10.126843            2.27%           2,094       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.902442           -0.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.147584            12.603192            3.75%           8,075       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.219503            12.147584            8.27%           9,495       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.427070            11.219503            7.60%             367       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.427070            4.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.660296           26.60%           1,817      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.747010           17.47%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.423148            10.167241           36.97%           6,173       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.310678             7.423148          -20.27%          13,445       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.592533             9.310678           -2.94%          19,557       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.592533           -4.07%             335      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.246034             4.303499           32.58%           3,751       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.278481             3.246034          -38.50%           2,153       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.731845             5.278481          -31.73%             552       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.731845          -22.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.312256             6.528172           22.89%             669       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.882044             5.312256          -22.81%             581       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.719171             6.882044          -21.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.719171          -12.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.577393            11.054959           28.88%           4,190       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.507892             8.577393           -9.79%           1,070       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.457445             9.507892           -9.08%              75       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.457445            4.57%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.273609           22.74%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.399029           23.99%             444      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.743071           27.43%             741      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.212131           22.12%               5      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.674668             5.740277           22.80%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.411496             4.674668          -27.09%             545       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.987637             6.411496          -19.73%             501       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.987637          -20.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.381861             8.146479           27.65%           1,485       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.042401             6.381861          -20.65%           1,519       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.918944             8.042401           -9.83%           1,555       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.918944          -10.81%              56      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.972216             6.139943           23.49%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.256338             4.972216          -20.53%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.683607             6.256338          -27.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.683607          -13.16%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.586718            11.563606           -0.20%             898       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.155138            11.586718            3.87%             931       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.548476            11.155138            5.75%             967       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.548476            5.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.109900             6.346108           24.19%             517       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.736581             5.109900          -24.15%             921       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.994131             6.736581          -15.73%           1,234       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.994131          -20.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.180318             8.531914           18.82%           4,466       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.780286             7.180318          -18.22%           4,582       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.968140             8.780286          -11.92%           5,631       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.968140           -0.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.659998             8.923889           16.50%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.291066             7.659998          -17.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.853568             9.291066           -5.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.853568           -1.46%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.199242             9.911270           37.67%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.136222             7.199242          -21.20%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.275676             9.136222          -11.09%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.275676            2.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.531317             5.629649           24.24%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.500494             4.531317          -30.29%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.634638             6.500494          -24.72%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.634638          -13.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.650514            12.979119           11.40%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.039112            11.650514            5.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.422072            11.039112            5.92%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.422072            4.22%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.043726             7.393264           22.33%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.599504             6.043726          -20.47%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.681500             7.599504          -12.46%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.681500          -13.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.831051            10.705081           21.22%             519       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.941931             8.831051           -1.24%             549       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.234453             8.941931           -3.17%             583       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.234453           -7.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.800315            12.350289            4.66%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.977587            11.800315            7.49%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.358205            10.977587            5.98%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.358205            3.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.305732             9.662959           16.34%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.226946             8.305732           -9.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.513092             9.226946           -3.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.513092           -4.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.870447             6.348915           30.36%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.103265             4.870447          -31.43%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.771039             7.103265          -19.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.771039          -12.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.956187            11.381485           27.08%             381       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.739262             8.956187          -16.60%             381       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.127322            10.739262           -3.49%             466       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.127322           11.27%              46      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.433336             6.939003           27.71%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.088419             5.433336          -23.35%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.451595             7.088419          -16.13%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.451595          -15.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.345676            11.831255           41.77%               0       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.810489             8.345676           -5.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.034070             8.810489           -2.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.034070           -9.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.699076             8.117769           42.44%           1,459       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.229793             5.699076          -21.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.171999             7.229793          -21.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.171999           -8.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.523452            14.737925           27.90%              55       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.415691            11.523452           -7.19%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.688197            12.415691           16.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.688197            6.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.095992            12.573771           24.54%           3,627       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.518915            10.095992          -12.35%           3,625       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.017274            11.518915            4.55%           4,512       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.017274           10.17%              48      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.645069             6.312164           35.89%             963       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.683300             4.645069          -30.50%             984       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.521284             6.683300          -21.57%           2,277       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.521284          -14.79%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.374141            12.993563            5.01%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.473753            12.374141            7.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.583768            11.473753            8.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.583768            5.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.992332            12.212333            1.83%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.100801            11.992332            8.03%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.497107            11.100801            5.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.497107            4.97%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.798191            12.871487            0.57%           1,691       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.683848            12.798191            9.54%           1,741       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.961368            11.683848            6.59%           1,796       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.961368            9.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172955            1.73%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.687081             4.841014           31.30%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.239651             3.687081          -29.63%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.351913             5.239651          -28.73%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.351913          -26.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.030912            10.657876            6.25%           1,086       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.110513            10.030912           -0.79%           1,086       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.030541            10.110513            0.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.030541            0.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------
Gartmore GMF Investor             9.136132            10.237543           12.06%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.666276             9.136132           -5.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.909557             9.666276           -2.46%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.909557           -0.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.166163             9.648575           18.15%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.147586             8.166163          -10.73%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.730818             9.147586           -5.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.730818           -2.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.294964             9.094685           24.67%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.638019             7.294964          -15.55%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.595327             8.638019           -9.98%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.595327           -4.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.656512             8.652313           29.98%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.265073             6.656512          -19.46%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.457166             8.265073          -12.61%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.457166           -5.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.984110             8.093754           35.25%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.367062             5.984110          -18.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.634199             7.367062          -23.53%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.634199           -3.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.958653            11.320765           26.37%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.528227             8.958653          -14.91%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.203169            10.528227           -6.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.203169           12.03%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.925334            10.512018           32.64%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.477447             7.925334          -16.38%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.777126             9.477447           -3.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.777126           -2.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.485848            10.401613           -0.80%           1,944       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.518284            10.485848           -0.31%           3,044       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.308248            10.518284            2.04%           3,845       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.308248            3.08%          17,383      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.909866             7.453978           26.13%           1,116       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.743437             5.909866          -23.68%           1,812       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.949571             7.743437          -13.48%           2,113       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.949571          -10.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.863125            11.487198           46.09%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.780872             7.863125          -19.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.101029             9.780872           -3.17%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.101029            1.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.412770            10.641275           43.55%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.499615             7.412770          -21.97%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.467156             9.499615            0.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.467156           -5.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.776015             8.500432           25.45%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.284296             6.776015          -18.21%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.532796             8.284296          -13.10%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.532796           -4.67%             706      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.102208            12.280627           34.92%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.768918             9.102208          -15.48%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.713600            10.768918            0.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.713600            7.14%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.387312             9.802732           16.88%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.691085             8.387312          -13.45%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.691085           -3.09%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.761381             5.133510           36.48%             235      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.695129             3.761381          -33.95%           1,133      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.598799             5.695129          -33.77%           1,038      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.598799          -14.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.658997             6.138713           31.76%           1,212      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.879614             4.658997          -32.28%           1,724      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.814308             6.879614          -21.95%           1,685      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.814308          -11.86%              59      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.295927             9.532196           14.90%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.599941             8.295927          -13.58%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.818286             9.599941           -2.22%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.818286           -1.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.465394             9.525617           12.52%             434      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.179953             8.465394           -7.78%             434      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.774860             9.179953           -6.09%             434      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.774860           -2.25%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.991247             6.639687           33.03%             517      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.799087             4.991247          -26.59%             524      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.921998             6.799087          -23.79%             533      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.921998          -10.78%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.024026             6.090986           21.24%           1,005      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.878887             5.024026          -26.96%             983      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.831383             6.878887          -22.11%             988      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.831383          -11.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.152184             5.397680           30.00%           3,645      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.807656             4.152184          -28.50%           4,502      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.963696             5.807656          -27.07%           4,731      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.963696          -20.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.595928             4.447452           23.68%           1,244      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.795193             3.595928          -25.01%           1,959      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.862971             4.795193          -30.13%           2,460      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.862971          -31.37%           1,393      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.365664             5.353237           22.62%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.978543             4.365664          -26.98%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.854786             5.978543          -23.89%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.854786          -21.45%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.121904            13.842904           36.76%             337       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.479702            10.121904          -18.89%             337       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.744604            12.479702           16.15%             337       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.744604            7.45%              55      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.529505            16.281345           29.94%           1,269       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.086390            12.529505           -4.26%           1,219       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.830480            13.086390           10.62%             537       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.830480           18.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.626177             8.829715           33.26%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.060927             6.626177          -26.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.361366             9.060927           -3.21%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.361366           -6.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.173724             9.605583           33.90%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.679134             7.173724          -25.88%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.136452             9.679134           -4.51%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.136452            1.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.703747             7.287922           27.77%             220       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.836767             5.703747          -27.22%             229       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.095312             7.836767          -13.84%             242       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.095312           -9.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.217943           12.18%             981      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.332144             8.942095           41.22%           3,065       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.272774             6.332144          -23.46%           3,608       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.503727             8.272774          -12.95%           3,977       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.503727           -4.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.672692            12.597886           18.04%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.120453            10.672692            5.46%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.901233            10.120453            2.21%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.901233           -0.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.133719            12.582434            3.70%           4,614       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.212375            12.133719            8.22%           5,596       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.425752            11.212375            7.55%           6,666       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.425752            4.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.656013           26.56%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.743044           17.43%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.413111            10.148346           36.90%             481       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.302810             7.413111          -20.31%             481       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.589319             9.302810           -2.99%             579       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.589319           -4.11%              60      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.242326             4.296412           32.51%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.275131             3.242326          -38.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.730897             5.275131          -31.77%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.730897          -22.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.306200             6.517425           22.83%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.877692             5.306200          -22.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.718108             6.877692          -21.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.718108          -12.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- -         8.565794            11.034434           28.82%             170       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.499851             8.565794           -9.83%             170       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.453942             9.499851           -9.13%             170       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.453942            4.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.269456           22.69%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.394832           23.95%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.738769           27.39%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.208004           22.08%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)



---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.668348             5.729618           22.73%           5,283       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.406085             4.668348          -27.13%           4,954       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.984965             6.406085          -19.77%             979       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.984965          -20.15%             492      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.373248             8.131370           27.59%           3,071       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.038620             6.373248          -20.69%           2,135       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.915964             8.035620           -9.87%           1,949       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.915964          -10.84%             791      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.965500             6.128545           23.42%             413       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.251048             4.965500          -20.57%             315       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.680694             6.251048          -27.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.680694          -13.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.571069            11.542147           -0.25%             893       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.145719            11.571069            3.82%             732       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.544941            11.145719            5.70%             357       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.544941            5.45%             104      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.102991             6.334327           24.13%          10,756       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.730887             5.102991          -24.19%          10,073       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.991449             6.730887          -15.77%           3,451       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.991449          -20.09%           1,690      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.170613             8.516067           18.76%           8,685       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.772873             7.170613          -18.26%           6,025       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.964802             8.772873          -11.96%           2,766       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.964802           -0.35%           1,279      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.649645             8.907318           16.44%           1,116       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.283217             7.649645          -17.60%           1,244       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.850271             9.283217           -5.76%             619       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.850271           -1.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.189525             9.892877           37.60%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.128509             7.189525          -21.24%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.272236             9.128509          -11.13%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.272236            2.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.525199             5.619203           24.18%             265       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.495001             4.525199          -30.33%           2,654       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.631746             6.495001          -24.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.631746          -13.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.634787            12.955042           11.35%             549       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.029786            11.634787            5.49%             776       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.418578            11.029786            5.87%             316       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.418578            4.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.036842             7.381110           22.27%              47       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.594692             6.036842          -20.51%              47       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.680435             7.594692          -12.51%              47       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.680435          -13.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.819090            10.685165           21.16%             138       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.934346             8.819090           -1.29%              20       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.231320             8.934346           -3.22%              20       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.231320           -7.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.786844            12.329942            4.61%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.970612            11.786844            7.44%              99       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.356897            10.970612            5.93%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.356897            3.57%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.294516             9.645042           16.28%           4,098       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.219156             8.294516          -10.03%           3,659       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.509906             9.219156           -3.06%           2,986       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.509906           -4.90%           1,367      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.864881             6.338453           30.29%             231       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.098751             4.864881          -31.47%              57       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.769968             7.098751          -19.06%              24       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.769968          -12.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.944079            11.360340           27.02%           5,791       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.730189             8.944079          -16.65%           4,577       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.123603            10.730189           -3.54%             548       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.123603           11.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.425999             6.926127           27.65%           1,211       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.082433             5.425999          -23.39%             960       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.448765             7.082433          -16.17%             285       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.448765          -15.51%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.334404            11.809296           41.69%             591       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.803048             8.334404           -5.32%             782       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.031039             8.803048           -2.52%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.031039           -9.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.692568             8.104415           42.37%              71       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.225217             5.692568          -21.21%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.170881             7.225217          -21.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.170881           -8.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.510327            14.713691           27.83%           3,648       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.407849            11.510327           -7.23%           3,127       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.686898            12.407849           16.10%             974       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.686898            6.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.082366            12.550439           24.48%           2,476       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.509203            10.082366          -12.40%           1,336       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.013589            11.509203            4.50%           3,827       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.013589           10.14%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.638770             6.300415           35.82%           2,556       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.677629             4.638770          -30.53%           1,118       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.518431             6.677629          -21.61%             926       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.518431          -14.82%              54      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.357378            12.969387            4.95%             884       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.464017            12.357378            7.79%           1,032       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.580177            11.464017            8.35%             753       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.580177            5.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.978635            12.192205            1.78%             340      2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.093743            11.978635            7.98%             354      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.495778            11.093743            5.70%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.495778            4.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.780933            12.845615            0.52%           3,818       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.674008            12.780933            9.48%           6,812       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.957707            11.674008            6.54%             220       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.957707            9.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172785            1.73%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.682078             4.832004           31.23%             338       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.235203             3.682078          -29.67%              25       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.349447             5.235203          -28.77%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.349447          -26.51%              47      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.019506            10.640370            6.20%              29       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.104136            10.019506           -0.84%              19       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.029324            10.104136            0.75%              19       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.029324            0.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.125733            10.220717           12.00%           2,350       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.660169             9.125733           -5.53%           1,127       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.908353             9.660169           -2.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.908353           -0.92%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.156878             9.632723           18.09%           3,353       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.141817             8.156878          -10.77%             411       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.729634             9.141817           -6.04%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.729634           -2.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.286663             9.079738           24.61%           2,251       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.632576             7.286663          -15.59%             568       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.594163             8.632576          -10.02%              29       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.594163           -4.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.648932             8.638084           29.92%             971       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.259848             6.648932          -19.50%             118       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.456010             8.259848          -12.65%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.456010           -5.44%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.977297             8.080457           35.19%              59      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.362404             5.977297          -18.81%               8      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.633028             7.362404          -23.57%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.633028           -3.67%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.946547            11.299748           26.30%             114       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.519328             8.946547          -14.95%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.199409            10.519328           -6.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.199409           11.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.916317            10.494751           32.57%             349      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.471463             7.916317          -16.42%             357      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.775938             9.471463           -3.11%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.775938           -2.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.471646            10.382264           -0.85%          49,379       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.509362            10.471646           -0.36%          45,798       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.304753            10.509362            1.99%          15,964       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.304753            3.05%             101      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.901883             7.440148           26.06%           9,816      2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.736898             5.901883          -23.72%           9,278      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.946569             7.736898          -13.52%           7,984      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.946569          -10.53%           1,201      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.852499            11.465887           46.02%             218      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.772617             7.852499          -19.65%             111      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.097659             9.772617           -3.22%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.097659            0.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.404320            10.623765           43.48%             277      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.493598             7.404320          -22.01%             113      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.465999             9.493598            0.29%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.465999           -5.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.766860             8.484649           25.39%             226       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.277294             6.766860          -18.25%             324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.529603             8.277294          -13.14%             310       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.529603           -4.70%             191      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.091861            12.260453           34.85%             544      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.762121             9.091861          -15.52%             544      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.712297            10.762121            0.47%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.712297            7.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.381288             9.790731           16.82%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.689035             8.381288          -13.50%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.689035           -3.11%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.756287             5.123960           36.41%           8,223      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.690302             3.756287          -33.99%           7,410      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.595917             5.690302          -33.80%           2,604      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.595917          -14.04%             719      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.652697             6.127322           31.69%             639      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.873792             4.652697          -32.31%          45,523      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.811353             6.873792          -21.99%             449      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.811353          -11.89%             330      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.284707             9.514494           14.84%             680      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.591824             8.284707          -13.63%           1,088      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.814992             9.591824           -2.27%             375      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.814992           -1.85%             203      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.455757             9.509948           12.47%           3,490      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.174148             8.455757           -7.83%           1,286      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.773668             9.174148           -6.13%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.773668           -2.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.985550             6.628760           32.96%              50      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.794786             4.985550          -26.63%              19      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.920916             6.794786          -23.83%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.920916          -10.79%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.018307             6.080978           21.18%           5,997      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.874544             5.018307          -27.00%           7,342      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.830308             6.874544          -22.15%           3,144      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.830308          -11.70%             489      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.146575             5.387655           29.93%           7,491      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.802754             4.146575          -28.54%           6,821      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.961032             5.802754          -27.11%           6,810      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.961032          -20.39%           2,114      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.591050             4.439175           23.62%           4,920      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.791126             3.591050          -25.05%          11,506      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.860667             4.791126          -30.17%           8,147      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.860667          -31.39%           2,526      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.359759             5.343286           22.56%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.973493             4.359759          -27.01%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.852154             5.973493          -23.93%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.852154          -21.48%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.108230            13.817204           36.69%             462      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.469159            10.108230          -18.93%          22,032      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.741000            12.469159           16.09%             350      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.741000            7.41%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.512564            16.251109           29.88%           2,859      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.075325            12.512564           -4.30%           1,798      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.826515            13.075325           10.56%           2,410      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.826515           18.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.617226             8.813326           33.19%           1,264      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.053270             6.617226          -26.91%           1,089      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.358233             9.053270           -3.26%           1,241      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.358233           -6.42%             923      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.164027             9.587756           33.83%             265      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.670957             7.164027          -25.92%             255      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.133061             9.670957           -4.56%             242      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.133061            1.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.697232             7.275915           27.71%           2,349      2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.831808             5.697232          -27.26%           1,093      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.094199             7.831808          -13.88%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.094199           -9.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.214127           12.14%             122      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.323592             8.925507           41.15%           6,656      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.265794             6.323592          -23.50%           5,325      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.500554             8.265794          -13.00%             716      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.500554           -4.99%             167      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.660557            12.577188           17.98%           1,929      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.114068            10.660557            5.40%           1,907      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.900030            10.114068            2.16%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.900030           -1.00%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.119873            12.561708            3.65%           6,008       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.205257            12.119873            8.16%           2,298       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.424444            11.205257            7.49%              34       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.424444            4.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.651735           26.52%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.739072           17.39%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.403099            10.129502           36.83%           2,292       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.294963             7.403099          -20.35%             731       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.586120             9.294963           -3.04%             327       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.586120           -4.14%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.238618             4.289330           32.44%             187       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.271779             3.238618          -38.57%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.729950             5.271779          -31.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.729950          -22.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.300150             6.506700           22.76%             160       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.873341             5.300150          -22.89%             302       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.717041             6.873341          -21.15%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.717041          -12.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.554226            11.013951           28.75%           2,560       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.491838             8.554226           -9.88%           2,260       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.450451             9.491838           -9.17%           1,245       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.450451            4.50%           1,742      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.265314           22.65%             121      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.390641           23.91%             353      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.734462           27.34%              33      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.203880           22.04%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.662021             5.718946           22.67%           4,570       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.400657             4.662021          -27.16%           5,196       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.982278             6.400657          -19.81%           5,928       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.982278          -20.18%           5,942      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.364602             8.116241           27.52%          17,961       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.028811             6.364602          -20.73%          18,343       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.912971             8.028811           -9.92%           4,492       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.912971          -10.87%           5,420      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.958774             6.117141           23.36%             727       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.245756             4.958774          -20.61%             630       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.677781             6.245756          -28.03%             523       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.677781          -13.22%             365      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.555444            11.520711           -0.30%             285       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.136315            11.555444            3.46%              67       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.541416            11.136315            5.64%              19       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.541416            5.41%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.096092             6.322562           24.07%           6,493       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.725197             5.096092          -24.22%           5,958       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.988773             6.725197          -15.82%             366       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.988773          -20.11%             366      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.160931             8.500275           18.70%           5,518       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.765471             7.160931          -18.31%           1,889       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.961462             8.765471          -12.01%             436       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.961462           -0.39%              80      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.639302             8.890769           16.38%           4,263       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.275382             7.639302          -17.64%           4,820       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.846977             9.275382           -5.80%           6,237       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.846977           -1.53%           9,792      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.179792             9.874491           37.53%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.120785             7.179792          -21.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.268790             9.120785          -11.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.268790            2.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.519064             5.608751           24.11%             213       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.489500             4.519064          -30.36%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.628853             6.489500          -24.79%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.628853          -13.71%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.619076            12.930988           11.29%           1,343       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.020476            11.619076            5.43%           1,319       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.415085            11.020476            5.81%             260       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.415085            4.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.029971             7.368973           22.21%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.589896             6.029971          -20.55%              60       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.679377             7.589896          -12.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.679377          -13.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.807133            10.665270           21.10%           4,173      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.926760             8.807133           -1.34%           4,332      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.228188             8.926760           -3.27%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.228188           -7.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.773383            12.309618            4.55%           5,442      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.963641            11.773383            7.39%           5,442      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.355594            10.963641            5.87%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.355594            3.56%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.283294             9.627105           16.22%             242      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.211366             8.283294          -10.08%             198      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.506721             9.211366           -3.11%             198      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.506721           -4.93%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.859334             6.328016           30.22%           4,722      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.094268             4.859334          -31.50%           4,722      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.768899             7.094268          -19.10%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.768899          -12.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          8.932000*            11.339241           26.95%           7,803      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.721133            8.932000*          -16.69%           7,285      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.119877            10.721133           -3.59%             301      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.119877           11.20%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.418642             6.913235           27.58%             409      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.076439             5.418642          -23.43%             409      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.445932             7.076439          -16.21%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.445932          -15.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.323130            11.787350           41.62%           3,511      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.795608             8.323130           -5.37%              45      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.028015             8.795608           -2.57%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.028015           -9.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.686078             8.091074           42.30%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.220651             5.686078          -21.25%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.169762             7.220651          -21.26%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.169762           -8.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.497232            14.689506           27.77%           6,803      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.400018            11.497232           -7.28%           4,469      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.685596            12.400018           16.04%              22      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.685596            6.86%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.068740            12.527120           24.42%             415      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.499485            10.068740          -12.44%             260      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.009900            11.499485            4.45%             144      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.009900           10.10%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.632489             6.288695           35.75%             987      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.671973             4.632489          -30.57%             950      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.515572             6.671973          -21.65%             528      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.515572          -14.84%             385      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.340635            12.945249            4.90%              54       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.454290            12.340635            7.74%              54       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.576589            11.454290            8.30%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.576589            5.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.964965            12.172121            1.73%               2       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.086699            11.964965            7.92%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.494463            11.086699            5.64%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.494463            4.94%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.763660            12.823754            0.47%          18,054       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.664147            12.763660            9.43%          18,403       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.954030            11.664147            6.48%              56       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.954030            9.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172616            1.73%               2      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.677095             4.823010           31.16%             391       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.230775             3.677095          -29.70%             327       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.346974             5.230775          -28.80%             327       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.346974          -26.53%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.008093            10.622862            6.14%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.097750            10.008093           -0.89%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.028096            10.097750            0.69%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.028096            0.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.115334            10.203892           11.94%          13,035       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.654061             9.115334           -5.58%           4,967       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.907140             9.654061           -2.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.907140           -0.93%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.147581             9.616870           18.03%           1,497       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.136036             8.147581          -10.82%           1,003       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.728447             9.136036           -6.09%             707       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.728447           -2.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.278356             9.064805           24.54%           2,515       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.627105             7.278356          -15.63%           1,145       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.592988             8.627105          -10.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.592988           -4.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.641350             8.623868           29.85%           1,826       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.254622             6.641350          -19.54%           1,403       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.454857             8.254622          -12.69%           1,159       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.454857           -5.45%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.970482             8.067153           35.12%               3       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.357745             5.970482          -18.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.631851             7.357745          -23.61%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.631851           -3.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.934454            11.278766           26.24%               4       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.510442             8.934454          -14.99%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.195662            10.510442           -6.12%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.195662           11.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.907285            10.477469           32.50%             498       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.465469             7.907285          -16.46%              55       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.774743             9.465469           -3.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.774743           -2.25%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.457452            10.362937           -0.90%          10,603       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.500440            10.457452           -0.41%           3,385       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.301256            10.500440            1.93%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.301256            3.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.893888             7.426301           26.00%             686       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.730344             5.893888          -23.76%             376       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.943566             7.730344          -13.57%              85       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.943566          -10.56%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.841882            11.444586           45.94%             159       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.764363             7.841882          -19.69%              67       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.094272             9.764363           -3.27%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.094272            0.94%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.395876            10.606301           43.41%             471       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.487599             7.395876          -22.05%              35       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.464843             9.487599            0.24%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.464843           -5.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.757705             8.468881           25.32%             284       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.270301             6.757705          -18.29%             216       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.526415             8.270301          -13.19%             139       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.526415           -4.74%             139      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.081509            12.240293           34.78%           2,326       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.755333             9.081509          -15.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.710998            10.755333            0.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.710998            7.11%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.375274             9.778746           16.76%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.686992             8.375274          -13.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.686992           -3.13%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.751191             5.114421           36.34%          17,013       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.685485             3.751191          -34.02%          17,853       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.593030             5.685485          -33.84%           7,412       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.593030          -14.07%           5,404      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.646397             6.115937           31.63%           3,658       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.867985             4.646397          -32.35%           4,772       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.808407             6.867985          -22.03%           5,344       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.808407          -11.92%           5,089      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.273516             9.496826           14.79%           6,330       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.583734             8.273516          -13.67%           6,557       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.811714             9.583734           -2.32%             362       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.811714           -1.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.446123             9.494304           12.41%           9,182       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.168354             8.446123           -7.88%           3,662       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.772480             9.168354           -6.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.772480           -2.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.979866             6.617847           32.89%             904       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.790479             7.979866          -26.66%             737       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.919820             6.790479          -23.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.919820          -10.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.012580             6.070957           21.11%           9,031       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.870186             5.012580          -27.04%           9,402       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.829229             6.870186          -22.19%           5,638       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.829229          -11.71%           5,590      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.140942             5.377628           29.86%           4,522       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.797828             4.140942          -28.58%           4,611       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.958354             5.797828          -27.15%             870       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.958354          -20.42%             362      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.586193             4.430908           23.55%           5,494       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.787078             3.586193          -25.09%           5,608       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.858363             4.787078          -30.20%             893       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.858363          -31.42%             578      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.353851             5.333359           22.50%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.968432             4.353851          -27.05%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.849518             5.968432          -23.96%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.849518          -21.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.094567            13.791550           36.62%              44       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.458640            10.094567          -18.98%              32       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.737408            12.458640           16.03%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.737408            7.37%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.495669            16.220943           29.81%           9,422       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.064292            12.495669           -4.35%           6,569       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.822556            13.064292           10.50%             143       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.822556           18.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.608278             8.796963           33.12%              52       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.045625             6.608278          -26.95%              52       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.355096             9.045625           -3.31%              52       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.355096           -6.45%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.154340             9.569935           33.76%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.662784             7.154340          -25.96%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.129664             9.662784           -4.61%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.129664            1.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.690742             7.263954           27.65%           9,599       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.826855             5.690742          -27.29%           5,849       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.093093             7.826855          -13.93%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.093093           -9.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.210313           12.10%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.315036             8.908913           41.07%           9,471       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.258804             6.315036          -23.54%           9,149       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.497367             8.258804          -13.04%           1,127       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.497367           -5.03%             336      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.648421            12.556503           17.92%           2,327       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.107680            10.648421            5.35%           2,264       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.898822            10.107680            2.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.898822           -1.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.106032            12.541002            3.59%           2,446       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.198134            12.106032            8.11%           2,269       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.423131            11.198134            7.44%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.423131            4.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.647442           26.47%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.735109           17.35%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.393089            10.110695           36.76%           3,459       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.287108             7.393089          -20.39%             353       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.582905             9.287108           -3.09%             263       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.582905           -4.17%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.234920             4.282263           32.38%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.268446             3.234920          -38.60%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.729008             5.268446          -31.84%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.729008          -22.71%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.294110             6.495993           22.70%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.868994             5.294110          -22.93%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.715976             6.868994          -21.19%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.715976          -12.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.542655            10.993479           28.69%           7,517       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.483809             8.542655           -9.92%           7,101       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.446944             9.483809           -9.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.446944            4.47%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.261164           22.61%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.386447           23.86%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.730150           27.30%             230      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.199748           22.00%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.655706             5.708312           22.61%           7,867       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.395245             4.655706          -27.20%           5,580       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.979607             6.395245          -19.86%           1,068       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.979607          -20.20%           1,018      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.355989             8.101142           27.46%          14,393       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.022025             6.355989          -20.77%          15,616       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.909987             8.022025           -9.97%           3,180       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.909987          -10.90%             170      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.952058             6.105758           23.30%           1,998       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.240467             4.952058          -20.65%           2,044       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.674874             6.240467          -28.06%           1,265       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.674874          -13.25%             351      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.539820            11.499296           -0.35%           6,467       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.126898            11.539820            3.71%           3,095       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.537875            11.126898            5.59%             546       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.537875            5.38%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.089179             6.310791           24.00%          18,574       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.719494             5.089179          -24.26%          14,956       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.986087             6.719494          -15.86%           9,096       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.986087          -20.14%           3,214      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.151216             8.484437           18.64%           7,534       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.758045             7.151216          -18.35%           4,666       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.958126             8.758045          -12.05%           1,137       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.958126           -0.42%             233      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.628982             8.874253           16.32%           3,936       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.267544             7.628982          -17.68%           2,925       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.843679             9.267544           -5.85%             500       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.843679           -1.56%             220      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.170087             9.856148           37.46%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.113078             7.170087          -21.32%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.265356             9.113078          -11.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.265356            2.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.512953             5.598328           24.05%           4,565       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.484016             4.512953          -30.40%           2,324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.625964             6.484016          -24.83%           1,528       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.625964          -13.74%           1,364      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.603363            12.906960           11.23%           2,473       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.011157            11.603363            5.38%           1,729       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.411592            11.011157            5.76%             333       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.411592            4.12%             169      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.023093             7.356841           22.14%              71       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.585100             6.023093          -20.59%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.678320             7.585100          -12.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.678320          -13.22%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.795198            10.645415           21.04%           1,156      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.919182             8.795198           -1.39%             657      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.225056             8.919182           -3.32%             144      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.225056           -7.75%              43      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.759931            12.289319            4.50%           1,524      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.956671            11.759931            7.33%             212      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.354290            10.956671            5.82%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.354290            3.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.272082             9.609203           16.16%           6,588      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.203576             8.272082          -10.12%           4,371      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.503531             9.203576           -3.16%           1,073      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.503531           -4.96%             537      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.853795             6.317613           30.16%           7,401      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.089774             4.853795          -31.54%           5,405      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.767828             7.089774          -19.14%             308      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.767828          -12.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.919919            11.318168           26.89%          13,682      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.712074             8.919919          -16.73%           7,824      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.116157            10.712074           -3.64%           1,111      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.116157           11.16%             690      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.411322             6.900394           27.52%           5,390      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.070458             5.411322          -23.47%           4,685      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.443095             7.070458          -16.26%           3,286      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.443095          -15.57%             914      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.311871            11.765448           41.55%           1,589      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.788167             8.311871           -5.42%             702      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.024990             8.788167           -2.62%             360      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.024990           -9.75%             317      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.679602             8.077770           42.22%             259      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.216084             5.679602          -21.29%              71      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.168643             7.216084          -21.30%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.168643           -8.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.484125            14.665332           27.70%           6,615      2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.392175            11.484125           -7.33%           3,239      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.684290            12.392175           15.99%             674      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.684290            6.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.055126            12.503848           24.35%          12,156      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.489770            10.055126          -12.49%           8,585      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.006218            11.489770            4.39%             783      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.006218           10.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.626215             6.277004           35.68%           7,317      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.666321             4.626215          -30.60%           6,378      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.512713             6.666321          -21.69%           2,304      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.512713          -14.87%             330      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.323899            12.921136            4.85%           3,290       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.444561            12.323899            7.68%           1,335       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.572997            11.444561            8.24%             668       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.572997            5.73%             194      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.951293            12.152046            1.68%           1,592       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.079650            11.951293            7.87%             394       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.493140            11.079650            5.59%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.493140            4.93%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.746420            12.799935            0.42%           3,977       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.654294            12.746420            9.37%           1,423       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.950362            11.654294            6.43%             425       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.950362            9.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172447            1.72%           5,092      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.672095             4.814019           31.10%           1,612       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.226331             3.672095          -29.74%           1,324       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.344506             5.226331          -28.84%             607       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.344506          -26.55%             607      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.996699            10.605380            6.09%           3,411       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.091371             9.996699           -0.94%              58       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.026870            10.091371            0.64%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.026870            0.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.104947            10.187101           11.89%           3,951       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.647960             9.104947           -5.63%           1,436       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.905932             9.647960           -2.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.905932           -0.94%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.138293             9.601045           17.97%           4,481       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.130251             8.138293          -10.86%           2,737       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.727261             9.130251           -6.14%             298       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.727261           -2.73%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.270065             9.049890           24.48%           5,290       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.621655             7.270065          -15.68%             198       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.591819             8.621655          -10.11%             166       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.591819           -4.08%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.633766             8.609651           29.79%             322       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.249387             6.633766          -19.58%              88       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.453704             8.249387          -12.74%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.453704           -5.46%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.963672             8.053872           35.05%             300       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.353094             5.963672          -18.90%             163       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.630677             7.353094          -23.65%             118       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.630677           -3.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.922373            11.257809           26.18%             544       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.501570             8.922373          -15.04%             420       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.191916            10.501570           -6.17%             205       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.191916           11.92%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.898272            10.460225           32.44%           2,332       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.459491             7.898272          -16.50%           1,428       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.773554             9.459491           -3.21%             261       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.773554           -2.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.443276            10.343639           -0.95%          25,133       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.491525            10.443276           -0.46%          16,107       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.297760            10.491525            1.88%           7,958       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.297760            2.98%             174      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.885925             7.412514           25.94%          13,646       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.723817             5.885925          -23.80%          12,044       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.940568             7.723817          -13.61%           3,611       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.940568          -10.59%             668      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.831264            11.423314           45.87%           1,269       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.756098             7.831264          -19.73%             891       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.090883             9.756098           -3.32%             146       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.090883            0.91%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.387440            10.588823           43.34%             954       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.481590             7.387440          -22.09%             839       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.463689             9.481590            0.19%             277       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.463689           -5.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.748557             8.453140           25.26%           1,682       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.263303             6.748557          -18.33%           1,265       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.523220             8.263303          -13.23%             566       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.523220           -4.77%             228      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.071142            12.220130           34.71%             958       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.748517             9.071142          -15.61%             480       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.709688            10.748517            0.36%             208       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.709688            7.10%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.369251             9.766765           16.70%             295       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.684942             8.369251          -13.58%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.684942           -3.15%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.746112             5.104905           36.27%          21,266       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.680666             3.746112          -34.06%          15,712       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.590146             5.680666          -33.87%          10,338       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.590146          -14.10%             166      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.640107             6.104558           31.56%           3,163       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.862159             4.640107          -32.38%           3,812       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.805446             6.862159          -22.07%             719       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.805446          -11.95%             238      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.262334             9.479180           14.73%           4,249       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.575640             8.262334          -13.72%           4,135       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.808427             9.575640           -2.37%           2,990       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.808427           -1.92%              76      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.436499             9.478675           12.35%           9,263       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.162562             8.436499           -7.92%           7,799       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.771288             9.162562           -6.23%           1,234       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.771288           -2.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.974186             6.606960           32.82%             489       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.786184             4.974186          -26.70%             271       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.918728             6.786184          -23.91%              77       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.918728          -10.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.006864             6.060967           21.05%          18,785       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.865837             5.006864          -27.08%          15,457       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.828146             6.865837          -22.23%           9,448       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.828146          -11.72%           3,130      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.135334             5.367621           29.80%          14,007       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.792910             4.135334          -28.61%          10,141       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.955688             5.792910          -27.19%           7,913       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.955688          -20.44%           2,100      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.581326             4.422663           23.49%          20,088       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.783010             3.581326          -25.12%          16,466       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.856048             4.783010          -30.24%          15,630       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.856048          -31.44%           2,998      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.347960             5.323440           22.44%             978       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.963384             4.347960          -27.09%             978       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.846884             5.963384          -24.00%           1,329       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.846884          -21.53%           1,144      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.080904            13.765910           36.55%             892       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.448098            10.080904          -19.02%           1,886       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.733803            12.448098           15.97%             101       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.733803            7.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.478777            16.190821           29.75%           5,646       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.053256            12.478777           -4.40%           2,895       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.818605            13.053256           10.45%           1,527       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.818605           18.19%             437      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.599329             8.780589           33.05%           4,019       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.037969             6.599329          -26.98%           1,590       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.351959             9.037969           -3.36%             659       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.351959           -6.48%             217      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.144661             9.552160           33.70%             619       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.654616             7.144661          -26.00%             726       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.126269             9.654616           -4.66%             704       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.126269            1.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.684252             7.251992           27.58%           8,202       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.821894             5.684252          -27.33%           5,466       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.091985             7.821864          -13.97%           3,332       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.091985           -9.08%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.206497           12.06%              23      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.306488             8.892350           41.00%          11,076       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.251822             6.306488          -23.57%           9,794       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.494192             8.251822          -13.09%           5,802       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.494192           -5.06%           2,819      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.636303            12.535852           17.86%           1,272       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.101298            10.636303            5.30%             564       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.897617            10.101298            2.06%             236       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.897617           -1.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.092198            12.520319            3.54%          11,449       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.191014            12.092198            8.05%           6,478       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.421817            11.191014            7.38%             798       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.421817            4.22%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.643169           26.43%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.731134           17.31%              26      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.383083            10.091907           36.69%           9,022       2003
Stock Fund, Inc. Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.279248             7.383083          -20.43%           6,647       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.579686             9.279248           -3.14%           3,733       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.579686           -4.20%             561      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.231230             4.275210           32.31%           3,017       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.265101             3.231230          -38.63%             313       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.728062             5.265101          -31.87%             168       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.728062          -22.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.288064             6.485293           22.64%           1,771       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.864646             5.288064          -22.97%           1,370       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.714916             6.864646          -21.23%           1,008       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.714916          -12.85%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.531093            10.973038           28.62%           6,133       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.475781             8.531093           -9.97%           4.130       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.443442             9.475781           -9.27%           1,670       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.443442            4.43%             117      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.257017           22.57%               9      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.382258           23.82%             804      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.725848           27.26%             354      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.195619           21.96%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.649393             5.697680           22.55%             941       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.389818             4.649393          -27.24%             435       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.976922             6.389818          -19.90%              87       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.976922          -20.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.347409             8.086103           27.39%           2,231       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.015252             6.347409          -20.81%           1,944       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.906998             8.015252          -10.01%           1,264       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.906998          -10.93%             681      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.945354             6.094402           23.23%             748       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.235181             4.945354          -20.69%             748       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.671954             6.235181          -28.10%             402       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.671954          -13.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.524226            11.477926           -0.40%              74       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.117502            11.524226            3.66%              31       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.534339            11.117502            5.54%              93       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.534339            5.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.082284             6.299038           23.94%           1,743       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.713812             5.082284          -24.30%           1,678       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.983407             6.713812          -15.90%             899       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.983407          -20.17%             247      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.141550             8.468670           18.58%           1,596       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.750643             7.141550          -18.39%           1,368       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.954789             8.750643          -12.10%             194       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.954789           -0.45%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.618639             8.857731           16.26%             233       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.259700             7.618639          -17.72%             355       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.840378             9.259700           -5.90%             354       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.840378           -1.60%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.160353             9.837785           37.39%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.105357             7.160353          -21.36%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.261913             9.105357          -11.27%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.261913            2.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.506827             5.587893           23.99%               7       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.478513             4.506827          -30.43%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.623059             6.478513          -24.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.623059          -13.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.587676            12.882969           11.18%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.001847            11.587676            5.32%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.408109            11.001847            5.70%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.408109            4.08%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.016211             7.344705           22.08%              54       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.580293             6.016211          -20.63%             277       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.677258             7.580293          -12.64%              25       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.677258          -13.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.783263            10.625574           20.98%             362       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.911602             8.783263           -1.44%             298       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.221921             8.911602           -3.37%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.221921           -7.78%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.746484            12.269038            4.45%              15       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.949696            11.746484            7.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.352982            10.949696            5.76%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.352982            3.53%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.260903             9.591347           16.11%           1,402       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.195805             8.260903          -10.17%           1,284       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.500347             9.195805           -3.21%              31       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.500347           -5.00%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.848254             6.307195           30.09%           1,573       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.085291             4.848254          -31.57%           1,013       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.766760             7.085291          -19.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.766760          -12.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.907850            11.297122           26.82%           3,070       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.703022             8.907850          -16.77%           2,370       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.112437            10.703022           -3.68%             270       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.112437           11.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.404001             6.887564           27.45%           1,347       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.064476             5.404001          -23.50%             970       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.440262             7.064476          -16.30%              59       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.440262          -15.60%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.300627            11.743589           41.48%             468       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.780732             8.300627           -5.47%             468       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.021948             8.780732           -2.67%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.021948           -9.78%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.673125             8.064465           42.15%              26       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.211514             5.673125          -21.33%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.167524             7.211514          -21.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.167524           -8.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.471045            14.641209           27.64%             527       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.384341            11.471045           -7.37%             459       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.682989            12.384341           15.93%             395       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.682989            6.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.041519            12.480602           24.29%           1,713       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.480048            10.041519          -12.53%           1,257       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.002521            11.480048            4.34%             148       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.002521           10.03%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.619942             6.265315           35.61%           3,738       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.660671             4.619942          -30.64%           2,421       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.509855             6.660671          -21.73%               3       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.509855          -14.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.307181            12.897062            4.79%              33       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.434837            12.307181            7.63%               1       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.569405            11.434837            8.19%               1       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.569405            5.69%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.937628            12.131994            1.63%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.072601            11.937628            7.81%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.491816            11.072601            5.54%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.491816            4.92%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.729200            12.776149            0.37%             115       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.644459            12.729200            9.32%              23       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.946692            11.644459            6.37%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.946692            9.47%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172277            1.72%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.667124             4.805072           31.03%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.221904             3.667124          -29.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.342041             5.221904          -28.88%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.342041          -26.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.985311            10.587934            6.04%              13       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.084987             9.985311           -0.99%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.025650            10.084987            0.59%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.025650            0.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------
Gartmore GMF Investor             9.094580            10.170334           11.83%              13       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.641866             9.094580           -5.68%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.904723             9.641866           -2.65%             141       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.904723           -0.95%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.129015             9.585234           17.91%              20       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.124476             8.129015          -10.91%              20       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.726076             9.124476           -6.19%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.726076           -2.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.261770             9.034979           24.42%           2,568       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.616194             7.261770          -15.72%           2,050       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.590647             8.616194          -10.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.590647           -4.09%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.626215             8.595498           29.72%             351       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.244175             6.626215          -19.63%             306       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.452550             8.244175          -12.78%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.452550           -5.47%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.956866             8.040601           34.98%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.348440             5.956866          -18.94%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.629504             7.348440          -23.69%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.629504           -3.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.910299            11.236877           26.11%             511       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.492689             8.910299          -15.08%             471       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.188163            10.492689           -6.22%             236       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.188163           11.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.889264            10.443012           32.37%             582       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.453502             7.889264          -16.55%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.772361             9.453502           -3.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.772361           -2.28%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.429108            10.324366           -1.00%           2,844       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.482610            10.429108           -0.51%           1,150       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.294260            10.482610            1.83%           2,111       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.294260            2.94%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.877957             7.398733           25.87%           3,471       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.717283             5.877957          -23.83%           3,032       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.937573             7.717283          -13.65%           1,442       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.937573          -10.62%             670      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.820677            11.402100           45.79%               5       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.747853             7.820677          -19.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.087507             9.747853           -3.37%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.087507            0.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.379022            10.571415           43.26%             578       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.475598             7.379022          -22.13%             323       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.462540             9.475598            0.14%              16       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.462540           -5.37%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.739416             8.437406           25.19%              22       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.256316             6.739416          -18.37%              22       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.520033             8.256316          -13.27%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.520033           -4.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.060817             12.00044           34.65%             172      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.741736             9.060817          -15.65%             172      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.708390            10.741736            0.31%              44      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.708390            7.08%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.363217             9.754779           16.64%              39      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.682886             8.363217          -13.63%              39      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.682886           -3.17%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.741024             5.095399           36.20%           3,870      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.675844             3.741024          -34.09%           3,259      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.587266             5.675844          -33.90%           1,636      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.587266          -14.13%             438      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.633810             6.093173           31.49%           2,192      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.856345             4.633810          -32.42%           1,968      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.802488             6.856345          -22.11%             474      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.802488          -11.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.251159             9.461567           14.67%             396      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.567547             8.251159          -13.76%             396      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.805138             9.567547           -2.42%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.805138           -1.95%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.426889             9.463082           12.30%           1,465      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.156766             8.426889           -7.97%           1,684      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.770095             9.156766           -6.28%             109      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.770095           -2.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.968510             6.596067           32.76%               6      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.781885             4.968510          -26.74%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.917641             6.781885          -23.95%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.917641          -10.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           5.001147             6.050978           20.99%             661      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.861490             5.001147          -27.11%             804      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.827073             6.861490          -22.27%             739      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.827073          -11.73%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.129733             5.357641           29.73%           1,198      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.788008             4.129733          -28.65%             924      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.953018             5.788008          -27.22%             865      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.953018          -20.47%             443      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.576470             4.414435           23.43%           2,330      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.778957             3.576470          -25.16%           2,840      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.853752             4.778957          -30.27%           2,629      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.853752          -31.46%             506      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.342071             5.313533           22.37%             440      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.958337             4.342071          -27.13%             440      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.844244             5.958337          -24.04%             440      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.844244          -21.56%             440      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.067278            13.740332           36.49%             214       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.437583            10.067278          -19.06%             234       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.730212            12.437583           15.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.730212            7.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.461902            16.160740           29.68%             512       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.042221            12.461902           -4.45%             374       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.814635            13.042221           10.39%              61       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.814635           18.15%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.590402             8.764272           32.99%              50       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.030327             6.590402          -27.02%              50       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.348824             9.030327           -3.41%              26       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.348824           -6.51%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.134997             9.534407           33.63%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.646461             7.134994          -26.04%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.122886             9.646461           -4.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.122886            1.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.677765             7.240038           27.52%           2,756       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.816946             5.677765          -27.37%           1,775       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.090872             7.816946          -14.01%             153       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.090872           -9.09%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.202678           12.03%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.297940             8.875789           40.93%           3,050       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.244826             6.297940          -23.61%           1,264       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.491003             8.244826          -13.13%             671       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.491003           -5.09%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.624187            12.515222           17.80%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.094915            10.624187            5.24%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.896413            10.094915            2.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.896413           -1.04%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.078384            12.499670            3.49%           7,845       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.183903            12.078354            8.00%           4,863       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.420509            11.183903            7.33%             123       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.420509            4.21%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.638886           26.39%              49      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.727158           17.27%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.373079            10.073122           36.62%           1,090       2003
Stock Fund, In c.: Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.271389             7.373079          -20.47%           1,122       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.576473             9.271389           -3.19%             138       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.576473           -4.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.227526             4.268147           32.24%              60       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.261754             3.227526          -38.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.727109             5.261754          -31.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.727109          -22.73%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.282034             6.474624           22.58%               6       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.860301             5.282034          -23.01%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.713852             6.860301          -21.27%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.713852          -12.86%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.519550            10.952662           28.56%             384       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.467765             8.519550          -10.02%              94       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.439940             9.467765           -9.31%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.439940            4.40%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.252862           22.53%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.378070           23.78%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.721536           27.22%              48      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.191484           21.91%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.643095             5.687082           22.48%             517       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.384404             4.643095          -27.27%             538       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.974245             6.384404          -19.94%             538       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.974245          -20.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.338797             8.071046           27.33%           1,327       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.008468             6.338797          -20.85%           1,178       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.904009             8.008468          -10.06%           6,701       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.904009          -10.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.938653             6.083064           23.17%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.229902             4.938653          -20.73%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.669053             6.229902          -28.14%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.669053          -13.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.508633            11.456588           -0.45%               0       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.108093            11.508633            3.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.530808            11.108093            5.48%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.530808            5.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.075401             6.287329           23.88%             313       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.708123             5.075401          -24.34%             280       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.980721             6.708123          -15.95%             190       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.980721          -20.19%              57      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.131882             8.452922           18.52%              45       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.743233             7.131882          -18.43%              23       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.951442             8.743233          -12.14%              23       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.951442           -0.49%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.608329             8.841262           16.21%             590       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.251871             7.608329          -17.76%             555       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.837075             9.251871           -5.95%           5,419       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.837075           -1.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.150654             9.819482           37.32%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.097640             7.150654          -21.40%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.258464             9.097640          -11.32%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.258464            2.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.500731             5.577516           23.92%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.473029             4.500731          -30.47%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.620170             6.473029          -24.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.620170          -13.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.571984            12.858992           11.12%             289       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.992539            11.571984            5.27%             289       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.404603            10.992539            5.65%             289       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.404603            4.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.009344             7.332610           22.02%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.575494             6.009344          -20.67%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.676199             7.575494          -12.69%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.676199          -13.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.771345            10.605771           20.91%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.904030             8.771345           -1.49%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.218789             8.904030           -3.41%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.218789           -7.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.733052            12.248790            4.40%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.942730            11.733052            7.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.351679            10.942730            5.71%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.351679            3.52%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.249713             9.573502           16.05%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.188013             8.249713          -10.21%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.497154             9.188013           -3.26%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.497154           -5.03%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.842719             6.296797           30.03%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.080789             4.842719          -31.61%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.765685             7.080789          -19.22%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.765685          -12.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.895791            11.276130           26.76%          10,140      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.693967             8.895791          -16.81%          16,776      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.108706            10.693967           -3.73%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.108706           11.09%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.396663             6.874721           27.39%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.058486             5.396663          -23.54%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.437434             7.058486          -16.34%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.437434          -15.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.289397            11.721742           41.41%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.773314             8.289397           -5.52%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.018930             8.773314           -2.72%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.018930           -9.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.666648             8.051184           42.08%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.206949             5.666648          -21.37%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.166403             7.206949          -21.38%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.166403           -8.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.457969            14.617108           27.57%              68      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.376509            11.457969           -7.42%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.681689            12.376509           15.87%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.681689            6.82%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.027932            12.457382           24.23%             823      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.470342            10.027932          -12.58%             743      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.998835            11.470342            4.29%           4,717      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.998835            9.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.613672             6.253631           35.55%             317      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.655025             4.613672          -30.67%             317      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.506987             6.655025          -21.77%             368      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.506987          -14.93%              51      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.290480            12.873024            4.74%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.425118            12.290480            7.57%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.565815            11.425118            8.13%           3,908       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.565815            5.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.923976            12.111967            1.58%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.065554            11.923976            7.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.490495            11.065554            5.48%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.490495            4.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.711983            12.752395            0.32%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.634611            12.711983            9.26%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.943018            11.634611            6.32%           2,554       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.943018            9.43%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.172110            1.72%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.662153             4.796124           30.96%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.217481             3.662153          -29.81%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.339564             5.217481          -28.91%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.339564          -26.60%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.973931            10.570495            5.98%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.078614             9.973931           -1.04%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.024428            10.078614            0.54%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.024428            0.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.084209            10.153593           11.77%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.635762             9.084209           -5.72%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.903513             9.635762           -2.70%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.903513           -0.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.119740             9.569437           17.85%           9,099       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.118707             8.119740          -10.96%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.724887             9.118707           -6.23%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.724887           -2.75%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.253489             9.020108           24.36%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.610749             7.253489          -15.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.589477             8.610749          -10.21%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.589477           -4.11%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.618645             8.581323           29.65%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.238958             6.618645          -19.67%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.451400             8.238958          -12.83%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.451400           -5.49%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.950064             8.027351           34.91%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.343779             5.950064          -18.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.628328             7.343779          -23.73%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.628328           -3.72%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.898237            11.215975           26.05%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.483822             8.898237          -15.12%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.184424            10.483822           -6.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.184424           11.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.880259            10.425801           32.30%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.447508             7.880259          -16.59%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.771169             9.447508           -3.31%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.771169           -2.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.414954            10.305119           -1.05%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.473701            10.414954           -0.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.290763            10.473701            1.78%             270       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.290763            2.91%             270      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.869992             7.384953           25.81%             995       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.710746             5.869992          -23.87%             896       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.934577             7.710746          -13.70%             641       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.934577          -10.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.810075            11.380873           45.72%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.739600             7.810075          -19.81%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.084117             9.739600           -3.42%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.084117            0.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.370586            10.553971           43.19%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.469587             7.370586          -22.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.461381             9.469587            0.09%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.461381           -5.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.730314             8.421737           25.13%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.249337             6.730314          -18.41%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.516839             8.249337          -13.32%           5,463       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.516839           -4.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.050463            12.179914           34.58%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.734921             9.050463          -15.69%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.707077            10.734921            0.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.707077            7.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.357202             9.742815           16.58%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.680844             8.357202          -13.67%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.680844           -3.19%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.735960             5.085916           36.13%           1,802       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.671035             3.735960          -34.12%           1,581       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.584369             5.671035          -33.94%           1,234       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.584369          -14.16%              48      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.627524             6.081838           31.43%             834       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.850528             4.627524          -32.45%             797       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.799529             6.850528          -22.15%             636       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.799529          -12.00%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.239981             9.443953           14.61%             191       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.559439             8.239981          -13.80%             191       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.801844             9.559439           -2.47%             191       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.801844           -1.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.417288             9.447494           12.24%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.150980             8.417288           -8.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.768904             9.150980           -6.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.768904           -2.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.962832             6.585190           32.69%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.777588             4.962832          -26.78%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.916553             6.777588          -23.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.916553          -10.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.995444             6.041009           20.93%             145       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.857150             4.995444          -27.15%              54       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.825992             6.857150          -22.31%              54       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.825992          -11.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.124129             5.347651           29.67%             392       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.783098             4.124129          -28.69%             392       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.950346             5.783098          -27.26%             449       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.950346          -20.50%              57      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.571623             4.406199           23.37%             494       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.774915             3.571623          -25.20%             424       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.851450             4.774915          -30.31%             109       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.851450          -31.49%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.336180             5.303628           22.31%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.953281             4.336180          -27.16%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.841611             5.953281          -24.08%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.841611          -21.58%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.053642            13.714763           36.42%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.427056            10.053642          -19.10%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.726609            12.427056           15.85%           3,788       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.726609            7.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.445027            16.130662           29.62%           7,647       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.031183            12.445027           -4.50%           1,906       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.810669            13.031183           10.33%             162       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.810669           18.11%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.581467             8.747953           32.92%             358       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.022676             6.581467          -27.06%             358       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.345687             9.022676           -3.46%             358       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.345687           -6.54%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.125328             9.516665           33.56%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.638289             7.125328          -26.07%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.119482             9.638289           -4.76%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.119482            1.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.671288             7.228112           27.45%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.811994             5.671288          -27.40%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.089764             7.811994          -14.06%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.089764           -9.10%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.198863           11.99%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.289410             8.859283           40.86%             941       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.237846             6.289410          -23.65%             893       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.487824             8.237846          -13.17%             770       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.487824           -5.12%              56      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.612073            12.494605           17.74%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.088525            10.612073            5.19%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.895200            10.088525            1.95%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.895200           -1.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.064559            12.479026            3.44%           7,212      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.176776            12.064559            7.94%           8,321      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.419188            11.176776            7.27%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.419188            4.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.634601           26.35%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.723184           17.23%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.363079            10.054363           36.55%               0      2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.263541             7.363079          -20.52%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.573259             9.263541           -3.24%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.573259           -4.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.223837             4.261115           32.18%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.258410             3.223837          -38.69%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.726163             5.258410          -31.94%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.726163          -22.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.276001             6.463941           22.52%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.855947             5.276001          -23.04%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.712780             6.855947          -21.31%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.712780          -12.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.508011            10.932266           28.49%              22      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.459754             8.508011          -10.06%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.436436             9.459754           -9.36%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.436436            4.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.248705           22.49%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.373868           23.74%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.717229           27.17%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.187362           21.87%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.636798             5.676482           22.42%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.378994             4.636798          -27.31%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.971560             6.378994          -19.98%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.971560          -20.28%             102      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.330193             8.055992           27.26%              19       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.001664             6.330193          -20.89%             260       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.901017             8.001664          -10.10%             224       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.901017          -10.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.931964             6.071736           23.11%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.224627             4.931964          -20.77%              94       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.666139             6.224627          -28.17%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.666139          -13.34%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.493060            11.435269           -0.50%               0       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.098696            11.493060            3.55%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.527271            11.098696            5.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.527271            5.27%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.068518             6.275617           23.82%              77       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.702444             5.068518          -24.38%              77       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.978043             6.702444          -15.99%              77       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.978043          -20.22%             157      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.122216             8.437186           18.46%              18       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.735835             7.122216          -18.47%               7       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.948107             8.735835          -12.19%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.948107           -0.52%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.598019             8.824808           16.15%              41       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.244034             7.598019          -17.81%              41       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.833772             9.244034           -6.00%             173       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.833772           -1.66%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.140960             9.801196           37.25%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.089930             7.140960          -21.44%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.255017             9.089930          -11.36%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.255017            2.55%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.494615             5.567104           23.86%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.467535             4.494615          -30.50%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.617277             6.467535          -24.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.617277          -13.83%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.556326            12.835070           11.07%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.983246            11.556326            5.22%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.401112            10.983246            5.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.401112            4.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           6.002483             7.320522           21.96%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.570681             6.002483          -20.71%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.675137             7.570681          -12.73%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.675137          -13.25%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.759435            10.585994           20.85%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.896456             8.759435           -1.54%             108       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.215654             8.896456           -3.46%              95       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.215654           -7.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.719619            12.228550            4.34%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.935758            11.719619            7.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.350370            10.935758            5.66%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.350370            3.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.238539             9.555683           15.99%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.180235             8.238539          -10.26%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.493965             9.180235           -3.30%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.493965           -5.06%              56      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.837184             6.286419           29.96%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.076308             4.837184          -31.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.764611             7.076308          -19.26%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.764611          -12.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.883744            11.255131           26.69%             129       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.684917             8.883744          -16.86%             221       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.104988            10.684917           -3.78%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.104988           11.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.389350             6.861922           27.32%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.052509             5.389350          -23.58%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.434593             7.052509          -16.39%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.434593          -15.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.278156            11.699919           41.33%               0       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.765874             8.278156           -5.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.015894             8.765874           -2.77%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.015894           -9.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.660177             8.037903           42.01%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.202378             5.660177          -21.41%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.165282             7.202378          -21.42%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.165282           -8.35%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.444900            14.593030           27.51%               0       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.368678            11.444900           -7.47%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.680388            12.368678           15.81%              48       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.680388            6.80%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.014358            12.434221           24.16%               0       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.460638            10.014358          -12.62%             261       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.995145            11.460638            4.23%             218       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.995145            9.95%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.607427             6.242009           35.48%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.649380             4.607427          -30.71%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.504134             6.649380          -21.81%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.504134          -14.96%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.273788            12.849011            4.69%              52      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.415400            12.273788            7.52%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.562221            11.415400            8.08%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.562221            5.62%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.910329            12.091961            1.52%               0      2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.058506            11.910329            7.70%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.489167            11.058506            5.43%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.489167            4.89%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.694775            12.728669            0.27%              84      2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.624763            12.694775            9.20%             215      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.939345            11.624763            6.27%             215      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.939345            9.39%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171941            1.72%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.657176             4.787180           30.90%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.213052             3.657176          -29.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.337105             5.213052          -28.95%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.337105          -26.63%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.962554            10.553087            5.93%               0      2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.072238             9.962554           -1.09%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.023201            10.072238            0.49%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.023201            0.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.073838            10.136844           11.72%               0      2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.629656             9.073838           -5.77%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.902307             9.629656           -2.75%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.902307           -0.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.110482             9.553683           17.79%               0      2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.112937             8.110482          -11.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.723700             9.112937           -6.28%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.723700           -2.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.245201             9.005227           24.29%               0      2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.605289             7.245201          -15.81%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.588307             8.605289          -10.25%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.588301           -4.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.611090             8.567191           29.59%               0      2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.233737             6.611090          -19.71%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.450245             8.233737          -12.87%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.450245           -5.50%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.943274             8.014122           34.84%               0      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.339126             5.943274          -19.02%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.627148             7.339126          -23.77%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.627148           -3.73%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.886187            11.195105           25.98%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.474943             8.886187          -15.17%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.180671            10.474943           -6.31%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.180671           11.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.871263            10.408627           32.24%           1,188      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.441526             7.871263          -16.63%           1,188      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.769977             9.441526           -3.36%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.769977           -2.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.400811            10.285900           -1.10%              72      2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.464792            10.400811           -0.61%              72      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.287264            10.464792            1.73%              72      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.287264            2.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.862041             7.371217           25.74%              98      2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.704221             5.862041          -23.91%             334      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.931577             7.704221          -13.74%             334      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.931577          -10.68%             359      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.799484            11.359680           45.65%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.731343             7.799484          -19.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.080737             9.731343           -3.47%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.080737            0.81%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.362173            10.536588           43.12%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.463592             7.362173          -22.21%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.460225             9.463592            0.04%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.460225           -5.40%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.721180             8.406031           25.07%               0      2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.242341             6.721180          -18.46%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.513641             8.242341          -13.36%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.513641           -4.86%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.040126            12.159840           34.51%           1,046      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.728125             9.040126          -15.73%           1,046      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.705775            10.728125            0.21%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.705775            7.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.351196             9.730874           16.52%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.678795             8.351196          -13.72%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.678795           -3.21%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.730876             5.076431           36.07%           1,052      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.666213             3.730876          -34.16%           1,052      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.581486             5.666213          -33.97%           1,052      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.581486          -14.19%           1,229      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.621242             6.070493           31.36%             100      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.844718             4.621242          -32.48%              87      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.796577             6.844718          -22.19%              76      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.796577          -12.03%             102      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.228820             9.426367           14.55%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.551355             8.228820          -13.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.798561             9.551355           -2.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.798561           -2.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.407683             9.431926           12.18%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.145183             8.407683           -8.06%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.767710             9.145183           -6.37%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.767710           -2.32%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.957162             6.574322           32.62%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.773288             4.957162          -26.81%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.915460             6.773288          -24.03%              43      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.915460          -10.85%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.989736             6.031047           20.87%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.852797             4.989736          -27.19%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.824908             6.852797          -22.35%             179      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.824908          -11.75%              94      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.118530             5.337676           29.60%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.778187             4.118530          -28.72%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.947670             5.778187          -27.30%             211      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.947670          -20.52%             121      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.566774             4.397999           23.30%             335      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.770858             3.566774          -25.24%             335      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.849139             4.770858          -30.34%             589      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.849139          -31.51%             226      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.330295             5.293747           22.25%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.948228             4.330295          -27.20%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.838970             5.948228          -24.12%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.838970          -21.61%             128      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.040030            13.689262           36.35%             913      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.416546            10.040030          -19.14%              40      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.723017            12.416546           15.79%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.723017            7.23%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.428175            16.100648           29.55%              78      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.020164            12.428175           -4.55%             272      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.806711            13.020164           10.28%             194      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.806711           18.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.572551             8.731676           32.85%               0      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.015037             6.572551          -27.09%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.342552             9.015037           -3.51%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.342552           -6.57%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.115661             9.498927           33.49%               0      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.630121             7.115661          -26.11%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.116089             9.630121           -4.80%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.116089            1.16%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.664808             7.216195           27.39%              97      2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.807042             5.664808          -27.44%             183      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.088650             7.807042          -14.10%             169      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.088650           -9.11%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.195043           11.95%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.280888             8.842799           40.79%             959      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.230876             6.280888          -23.69%           1,208      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.484634             8.230876          -13.22%           1,169      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.484634           -5.15%             898      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.599972            12.474019           17.68%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.082142            10.599972            5.14%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.893992            10.082142            1.90%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.893992           -1.06%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.050755            12.458416            3.38%           1,351       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.169659            12.050755            7.89%           2,034       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.417874            11.169659            7.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.417874            4.18%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.630321           26.30%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.719211           17.19%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.353115            10.035659           36.48%             154       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.255699             7.353115          -20.56%             146       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.570046             9.255699           -3.28%              65       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.570046           -4.30%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.220146             4.254080           32.11%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.255064             3.220146          -38.72%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.725212             5.255064          -31.98%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.725212          -22.75%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.269968             6.453280           22.45%             360       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.851594             5.269968          -23.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.711714             6.851594          -21.35%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.711714          -12.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.496489            10.911931           28.43%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.451747             8.496489          -10.11%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.432935             9.451747           -9.40%              30       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.432935            4.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.244561           22.45%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.369678           23.70%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.712919           27.13%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.183224           21.83%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.630499             5.665900           22.36%             146      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.373586             4.630499          -27.35%             181      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.968889             6.373586          -20.02%             181      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.968889          -20.31%              36      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.321623             8.041005           27.20%             203      2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.994908             6.321623          -20.93%             206      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.898032             7.994908          -10.15%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.898032          -11.02%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.925269             6.060427           23.05%               0      2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.219350             4.925269          -20.81%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.663227             6.219350          -28.21%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.663227          -13.37%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.477500            11.413984           -0.55%             553      2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.089304            11.477500            3.50%             445      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.523734            11.089304            5.37%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.523734            5.24%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.061637             6.263909           23.75%           1,831      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.696752             5.061637          -24.42%              22      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.975357             6.696752          -16.03%              23      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.975357          -20.25%              24      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.112568             8.421479           18.40%             328      2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.728443             7.112568          -18.51%             328      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.944773             8.728443          -12.23%           1,409      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.944773           -0.55%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.587712             8.808352           16.09%               0      2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.236197             7.587712          -17.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.830469             9.236197           -6.05%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.830469           -1.70%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.131276             9.782940           37.18%               0      2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.082232             7.131276          -21.48%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.251577             9.082232          -11.41%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.251577            2.52%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.488522             5.556745           23.80%           2,003      2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.462061             4.488522          -30.54%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.614379             6.462061          -24.99%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.614370          -13.86%               9      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.540663            12.811158           11.01%               0      2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.973930            11.540663            5.16%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.397620            10.973930            5.54%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.397620            3.98%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.995628             7.308447           21.90%               0      2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.565892             5.995628          -20.75%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.674071             7.565892          -12.78%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.674071          -13.26%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.747531            10.566235           20.79%              53       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.888885             8.747531           -1.59%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.212518             8.888885           -3.51%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.212518           -7.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.706203            12.208347            4.29%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.928791            11.706203            7.11%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.349061            10.928791            5.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.349061            3.49%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.227374             9.537884           15.93%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.172460             8.227374          -10.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.490780             9.172460           -3.35%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.490780           -5.09%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.831652             6.276039           29.89%           1,196       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.071813             4.831652          -31.68%             994       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.763539             7.071813          -19.30%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.763539          -12.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.871707            11.234178           26.63%             794       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.675871             8.871707          -16.90%             355       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.101261            10.675871           -3.83%           1,143       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.101261           11.01%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.382038             6.849137           27.26%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.046532             5.382038          -23.62%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.431760             7.046532          -16.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.431760          -15.68%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.266944            11.678133           41.26%               0       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.758454             8.266944           -5.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.012867             8.758454           -2.82%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.012867           -9.87%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.653699             8.024633           41.94%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.197808             5.653699          -21.45%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.164160             7.197808          -21.46%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.164160           -8.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.431820            14.568950           27.44%               0       2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.360843            11.431820           -7.52%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.679080            12.360843           15.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.679080            6.79%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           10.000792            12.411056           24.10%             771       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.450933            10.000792          -12.66%             661       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.991456            11.450933            4.18%              55       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.991456            9.91%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.601167             6.230367           35.41%             766       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.643734             4.601167          -30.74%             647       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.501270             6.643734          -21.85%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.501270          -14.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.257116            12.825037            4.63%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.405689            12.257116            7.46%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.558630            11.405689            8.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.558630            5.59%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.896696            12.071983            1.47%               9      2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.051465            11.896696            7.65%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.487846            11.051465            5.37%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.487846            4.88%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.677576            12.704958            0.22%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.614914            12.677576            9.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.935667            11.614914            6.21%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.935667            9.36%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171770            1.72%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.652208             4.778247           30.83%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.208622             3.652208          -29.88%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.334630             5.208622          -28.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.334630          -26.65%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.951198            10.535690            5.87%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.065869             9.951198           -1.14%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.021981            10.065869            0.44%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.021981            0.22%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.063483            10.120142           11.66%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.623562             9.063483           -5.82%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.901097             9.623562           -2.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.901097           -0.99%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.101212             9.537926           17.73%           2,314       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.107156             8.101212          -11.05%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.722510             9.107156           -6.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.722510           -2.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.236921             8.990372           24.23%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.599829             7.236921          -15.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.587133             8.599829          -10.30%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.587133           -4.13%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.603530             8.553047           29.52%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.228514             6.603530          -19.75%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.449087             8.228514          -12.92%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.449087           -5.51%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.936478             8.000894           34.78%               6      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.334469             5.936478          -19.06%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.625975             7.334469          -23.81%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.625975           -3.74%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.874148            11.174271           25.92%             324       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.466075             8.874148          -15.21%             278       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.176918            10.466075           -6.36%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.176918           11.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.862269            10.391450           32.17%             432      2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.435541             7.862269          -16.67%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.768783             9.435541           -3.41%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.768783           -2.31%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.386682            10.266707           -1.16%             718       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.455889            10.386682           -0.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.283764            10.455889            1.67%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.283764            2.84%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.854072             7.357456           25.68%             512      2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.697675             5.854072          -23.95%             549      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.928569             7.697675          -13.79%             157      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.928569          -10.71%              44      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.788909            11.338516           45.57%             201      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.723097             7.788909          -19.89%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.077345             9.723097           -3.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.077345            0.77%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.353772            10.519225           43.05%             216      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.457603             7.353772          -22.24%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.459071             9.457603           -0.02%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.459071           -5.41%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.712058             8.390375           25.00%              89       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.235356             6.712058          -18.50%              89       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.510449             8.235356          -13.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.510449           -4.90%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.029816            12.139809           34.44%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.721338             9.029816          -15.78%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.704470            10.721338            0.16%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.704470            7.04%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.345175             9.718916           16.46%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.676739             8.345175          -13.76%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.676739           -3.23%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.725817             5.066971           36.00%             319      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.661400             3.725817          -34.19%             203      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.578597             5.661400          -34.01%           1,295      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.578597          -14.21%              34      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.614972             6.059190           31.29%              94      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.838910             4.614972          -32.52%             118      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.793617             6.838910          -22.23%             117      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.793617          -12.06%              22      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.217669             9.408824           14.50%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.543261             8.217669          -13.89%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.795267             9.543261           -2.57%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.795267           -2.05%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.398088             9.416378           12.13%             932      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.139387             8.398088           -8.11%             713      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.766513             9.139387           -6.42%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.766513           -2.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.951489             6.563472           32.56%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.768991             4.951489          -26.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.914364             6.768991          -24.07%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.914364          -10.86%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.984020             6.021074           20.81%             749      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.848446             4.984020          -27.22%             682      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.823829             6.848446          -22.39%           1,331      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.823829          -11.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.112933             5.327723           29.54%             443      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.773277             4.112933          -28.76%             185      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.944989             5.773277          -27.33%           2,209      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.944989          -20.55%              35      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.561920             4.389779           23.24%             492      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.766800             3.561920          -25.28%              15      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.846831             4.766800          -30.38%              15      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             6.846831          -31.53%              13      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.324418             5.283887           22.19%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.943189             4.324418          -27.24%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.836337             5.943189          -24.16%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.836337          -21.64%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.026413            13.663752           36.28%               0      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.406020            10.026413          -19.18%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.719405            12.406020           15.73%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.719405            7.19%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.411341            16.070695           29.48%             220      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 13.009140            12.411341           -4.60%             222      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.802746            13.009140           10.22%             553      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            11.802746           18.03%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.563649             8.715425           32.78%               0      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.007411             6.563649          -27.13%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.339412             9.007411           -3.55%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.339412           -6.61%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.106023             9.481249           33.43%               0      2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.621972             7.106023          -26.15%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.112695             9.621972           -4.85%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.112695            1.13%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.658328             7.204272           27.32%           1,785      2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.802087             5.658328          -27.48%           1,505      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.087542             7.802087          -14.15%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.087542           -9.12%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.191225           11.91%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.272374             8.826336           40.72%             269      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.223900             6.272374          -23.73%             177      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.481459             8.223900          -13.26%              95      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.481459           -5.19%              22      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.587876            12.453452           17.62%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.075756            10.587876            5.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.892779            10.075756            1.85%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.892779           -1.07%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.036963            12.437834            3.33%             489       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.162546            12.036963            7.83%              88       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.416559            11.162546            7.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.416559            4.17%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.626035           26.26%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.715235           17.15%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.343132            10.016954           36.41%               0       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.247848             7.343132          -20.60%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.566828             9.247848           -3.33%             350       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.566828           -4.33%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.216458             4.247040           32.04%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.251727             3.216458          -38.75%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.724267             5.251727          -32.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             7.724267          -22.76%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.263942             6.442629           22.39%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.847258             5.263942          -23.12%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.710649             6.847258          -21.39%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             8.710649          -12.89%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.484956            10.891593           28.36%             411       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.443720             8.484956          -10.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.429426             9.443720           -9.45%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000            10.429426            4.29%               0      2000*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.240409           22.40%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.365483           23.65%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.708609           27.09%             345      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.179097           21.79%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.624215             5.655334           22.30%             407      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.368173             4.624215          -27.39%             278      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.966201             6.368175          -20.06%               8      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.313043             8.026023           27.13%             195      2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.988111             6.313043          -20.97%             109      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.895032             7.988111          -10.20%               7      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.918580             6.049112           22.98%               0      2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.214062             4.918580          -20.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.660308             6.214062          -28.25%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.461949            11.392730           -0.60%             112      2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.079918            11.461949            3.45%              52      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.520202            11.079918            5.32%               4      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.054776             6.252252           23.69%               0      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.691069             5.054776          -24.45%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.972674             6.691069          -16.07%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.102918             8.405778           18.34%             262      2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.721047             7.102918          -18.55%             173      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.941437             8.721047          -12.28%               5      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.577420             8.791943           16.03%              93      2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.228362             7.577420          -17.89%              48      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.827165             9.228362           -6.09%               3      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.121604             9.764719           37.11%               0      2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.074530             7.121604          -21.52%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.248136             9.074530          -11.45%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.482421             5.546366           23.74%             116      2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.456577             4.482421          -30.58%              39      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.611484             6.456577          -25.02%              37      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.525047            12.787336           10.95%               0      2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.964654            11.525047            5.11%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.394127            10.964654            5.49%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.988773             7.296384           21.83%               0      2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.561094             5.988773          -20.79%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.673008             7.561094          -12.82%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.735640            10.546508           20.73%             110      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.881317             8.735640           -1.64%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.209384             8.881317           -3.56%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.692797            12.188166            4.24%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.921827            11.692797            7.06%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.347756            10.921827            5.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.216216             9.520109           15.87%             162       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.164684             8.216216          -10.35%              85       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.487590             9.164684           -3.40%               6       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.826114             6.265665           29.83%             292       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.067316             4.826114          -31.71%             222       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.762466             7.067316          -19.35%               4       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.859694            11.213266           26.56%              44       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.666836             8.859694          -16.94%              25       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.097543            10.666836           -3.88%               2       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.374728             6.836359           27.19%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.040550             5.374728          -23.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.428927             7.040550          -16.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.255737            11.656399           41.19%              61       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.751025             8.255737           -5.66%              88       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.009830             8.751025           -2.87%              85       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.647235             8.011403           41.86%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.193242             5.647235          -21.49%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.163041             7.193242          -21.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.418764            14.544920           27.38%              76       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.353009            11.418764           -7.56%              43       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.677776            12.353009           15.69%               3       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.987213            12.387906           24.04%             138       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.441217             9.987213          -12.71%             104       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.987759            11.441217            4.13%               3       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.594917             6.218739           35.34%             407       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.638096             4.594917          -30.78%             275       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.498408             6.638096          -21.89%              44       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.240451            12.801090            4.58%              28       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.395976            12.240451            7.41%              28       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.555036            11.395976            7.97%              22       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.883067            12.052022            1.42%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.044416            11.883067            7.59%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.486519            11.044416            5.32%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.660414            12.681299            0.16%             270       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.605083            12.660414            9.09%             136       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.931995            11.605083            6.16%             110       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171601            1.72%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.647241             4.769330           30.77%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.204187             3.647241          -29.92%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.332157             5.204187          -29.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.939821            10.518298            5.82%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.059481             9.939821           -1.19%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.020752            10.059481            0.39%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.053146            10.103469           11.60%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.617469             9.053146           -5.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.899886             9.617469           -2.85%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.091964             9.522195           17.67%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.101383             8.091964          -11.09%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.721319             9.101383           -6.38%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.228653             8.975545           24.17%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.594380             7.228653          -15.89%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.585965             8.594380          -10.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.595991             8.538942           29.46%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.223304             6.595991          -19.79%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.447932             8.223304          -12.96%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.929686             7.987690           34.71%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.862098            11.153422           25.86%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.457207             8.862098          -15.25%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.173167            10.457207           -6.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.853275            10.374297           32.10%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.429557             7.853275          -16.72%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.767589             9.429557           -3.46%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.372561            10.247538           -1.21%              50       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.446986            10.372561           -0.71%               3       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.280265            10.446986            1.62%             167       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.846124             7.343743           25.62%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.691142             5.846124          -23.99%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.925568             7.691142          -13.83%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.778338            11.317381           45.50%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.714851             7.778338          -19.93%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.073960             9.714851           -3.56%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.345363            10.501863           42.97%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.451600             7.345363          -22.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.457911             9.451600           -0.07%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.702969             8.374746           24.94%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.228379             6.702969          -18.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.507249             8.228379          -13.45%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.019477            12.119755           34.37%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.714528             9.019477          -15.82%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.703160            10.714528            0.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.339157             9.706980           16.40%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.674684             8.339157          -13.80%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.674684           -3.25%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.720751             5.057515           35.93%             418      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.656585             3.720751          -34.22%             136      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.575710             5.656585          -34.04%             131      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.608700             6.047880           31.23%               0      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.833101             4.608700          -32.55%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.790660             6.833101          -22.27%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.206547             9.391309           14.44%             116      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.535194             8.206547          -13.93%              60      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.791986             9.535194           -2.62%               4      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.388485             9.400831           12.07%              51      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.133593             8.388485           -8.16%              26      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.765320             9.133593           -6.47%               2      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.945835             6.552650           32.49%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.764692             4.945835          -26.89%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.913279             6.764692          -24.11%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.978320             6.011148           20.75%             480      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.844093             4.978320          -27.26%             378      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.822751             6.844093          -22.43%               4      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.107350             5.317797           29.47%             250      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.768376             4.107350          -28.80%              85      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.942323             5.768376          -27.37%              81      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.557091             4.381594           23.18%             574      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.762757             3.557091          -25.31%             218      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.844527             4.762757          -30.42%             199      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.318553             5.274031           22.12%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.938139             4.318553          -27.27%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.833693             5.938139          -24.20%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 10.012809            13.638292           36.21%               0      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.395514            10.012809          -19.22%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.715811            12.395514           15.67%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.394513            16.040753           29.42%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.998115            12.394513           -4.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.798780            12.998115           10.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.554732             8.699159           32.72%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.999775             6.554732          -27.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.336277             8.999775           -3.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.096368             9.463557           33.36%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.613807             7.096368          -26.19%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.109289             9.613807           -4.90%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.651848             7.192378           27.26%              68       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.797137             5.651848          -27.51%              38       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.086430             7.797137          -14.19%               2       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.187405           11.87%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.263850             8.809858           40.65%             212       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.216917             6.263850          -23.77%             174       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.478271             8.216917          -13.31%               4       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.575794            12.432917           17.56%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.069377            10.575794            5.03%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.891576            10.069377            1.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.023168            12.417264            3.28%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.155427            12.023168            7.78%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.415242            11.155427            7.11%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.621740           26.22%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.711256           17.11%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.333170             9.998293           36.34%             221      2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.240007             7.333170          -20.64%             165      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.563613             9.240007           -3.38%               5      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.212772             4.240021           31.97%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.248381             3.212772          -38.79%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.723313             5.248381          -32.04%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.257924             6.431993           22.33%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.842902             5.257924          -23.16%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.709584             6.842902          -21.43%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.473465            10.871314           28.30%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.435734             8.473465          -10.20%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.425928             9.435734           -9.50%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.236255           22.36%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.361284           23.61%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.704297           27.04%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.174954           21.75%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.617935             5.644801           22.24%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.362766             4.617935          -27.42%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.963521             6.362766          -20.10%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.304462             8.011037           27.07%               0      2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.981335             6.304462          -21.01%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.892046             7.981335          -10.24%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.911905             6.037831           22.92%               0      2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.208798             4.911905          -20.89%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.657400             6.208798          -28.28%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.446415            11.371495           -0.65%              78      2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.070531            11.446415            3.40%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.516665            11.070531            5.27%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.047905             6.240573           23.63%               0      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.685391             5.047905          -24.49%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.969994             6.685391          -16.12%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.093283             8.390111           18.28%               0      2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.713639             7.093283          -18.60%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.938085             8.713639          -12.32%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.567137             8.775553           15.97%               0      2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.220533             7.567137          -17.93%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.823861             9.220533           -6.14%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.111931             9.746480           37.04%               0      2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.066824             7.111931          -21.56%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.244684             9.066824          -11.50%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.476330             5.536027           23.67%               0      2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.451096             4.476330          -30.61%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.608584             6.451096          -25.06%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.509409            12.763493           10.90%               0      2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.955352            11.509409            5.06%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.390629            10.955352            5.43%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.981916             7.284319           21.77%               0      2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.556287             5.981916          -20.84%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.671952             7.556287          -12.87%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.723760            10.526807           20.67%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.873752             8.723760           -1.69%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.206247             8.873752           -3.61%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.679392            12.168002            4.18%              72      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.914859            11.679392            7.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.346445            10.914859            5.49%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.205061             9.502355           15.81%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.156901             8.205061          -10.39%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.484397             9.156901           -3.45%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.820598             6.255329           29.76%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.062833             4.820598          -31.75%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.761391             7.062833          -19.39%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.847675            11.192364           26.50%              92      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.657804             8.847675          -16.98%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.093825            10.657804           -3.93%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.367438             6.823618           27.13%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.034588             5.367438          -23.70%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.426094             7.034588          -16.51%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.244546            11.634678           41.12%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.743611             8.244546           -5.71%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.006806             8.743611           -2.92%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.640785             7.998177           41.79%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.188672             5.640785          -21.53%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.161920             7.188672          -21.54%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.405742            14.520947           27.31%               0      2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.345200            11.405742           -7.61%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.676475            12.345200           15.63%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.973684            12.364846           23.97%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.431530             9.973684          -12.75%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.984073            11.431530            4.07%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.588663             6.207126           35.27%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.632448             4.588663          -30.81%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.495548             6.632448          -21.93%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.223808            12.777183            4.53%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.386272            12.223808            7.36%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.551441            11.386272            7.91%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.869452            12.032091            1.37%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.037377            11.869452            7.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.485196            11.037377            5.27%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.643262            12.657686            0.11%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.595263            12.643262            9.04%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.928326            11.595263            6.10%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171432            1.71%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.642296             4.760449           30.70%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.199779             3.642296          -29.95%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.329689             5.199779          -29.06%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.928482            10.500955            5.77%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.053116             9.928482           -1.24%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.019531            10.053116            0.34%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.042787            10.086770           11.54%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.611366             9.042787           -5.92%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.898677             9.611366           -2.90%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.082712             9.506471           17.61%             288       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.095610             8.082712          -11.14%              74       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.720134             9.095610           -6.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.220387             8.960721           24.10%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.588929             7.220387          -15.93%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.584787             8.588929          -10.39%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.588444             8.524844           29.39%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.218082             6.588444          -19.83%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.446777             8.218082          -13.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.922899             7.974482           34.64%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.325156             5.922899          -19.14%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.623620             7.325156          -23.88%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.850093            11.132662           25.79%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.448348             8.850093          -15.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.169414            10.448348           -6.46%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.844295            10.357178           32.03%             103       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.423578             7.844295          -16.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.766398             9.423578           -3.51%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.358455            10.228395           -1.26%             168       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.438085            10.358455           -0.76%             110       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.276763            10.438085            1.57%             401       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.838182             7.330039           25.55%             137       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.684614             5.838182          -24.03%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.922567             7.684614          -13.87%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.767790            11.296303           45.42%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.706612             7.767790          -19.97%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.070578             9.706612           -3.61%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.336956            10.484532           42.90%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.445600             7.336956          -22.32%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.456753             9.445600           -0.12%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.693851             8.359127           24.88%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.221382             6.693851          -18.58%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.504046             8.221382          -13.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.009177            12.099772           34.30%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.707743             9.009177          -15.86%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.701857            10.707743            0.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.333149             9.695057           16.34%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.672636             8.333149          -13.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.672636           -3.27%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.715687             5.048071           35.86%               0      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.651780             3.715687          -34.26%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.572826             5.651780          -34.07%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.602440             6.036603           31.16%               0      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.827300             4.602440          -32.59%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.787712             6.827300          -22.31%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.195407             9.373799           14.38%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.527110             8.195407          -13.98%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.788691             9.527110           -2.67%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.378893             9.385314           12.01%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.127796             8.378893           -8.20%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.764128             9.127796           -6.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.940164             6.541808           32.42%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.760387             4.940164          -26.92%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.912181             6.760387          -24.14%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.972631             6.001222           20.69%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.839748             4.972631          -27.30%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.821665             6.839748          -22.47%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.101767             5.307868           29.40%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.763479             4.101767          -28.83%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.939642             5.763479          -27.41%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.552260             4.373433           23.12%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.758707             3.552260          -25.35%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.842218             4.758707          -30.45%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.312695             5.264197           22.06%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.933107             4.312695          -27.31%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.831061             5.933107          -24.24%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.999234            13.612877           36.14%               0      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.385009             9.999234          -19.26%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.712211            12.385009           15.62%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.377715            16.010871           29.35%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.987109            12.377715           -4.69%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.794811            12.987109           10.11%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.545839             8.682950           32.65%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.992137             6.545839          -27.20%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.333138             8.992137           -3.65%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.086751             9.445924           33.29%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.605670             7.086751          -26.22%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.105906             9.605670           -4.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.645379             7.180491           27.19%             226       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.792177             5.645379          -27.55%              80       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.085316             7.792177          -14.23%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.183586           11.84%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.255345             8.793432           40.57%             332       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.209944             6.255345          -23.81%              71       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.475079             8.209944          -13.35%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.563715            12.412402           17.50%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.062997            10.563715            4.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.890365            10.062997            1.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        12.009387            12.396723            3.23%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.148312            12.009387            7.72%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.413924            11.148312            7.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.617460           26.17%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.707286           17.07%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.323216             9.979663           36.27%               0       2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.232161             7.323216          -20.68%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.560395             9.232161           -3.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.209092             4.233018           31.91%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.245045             3.209092          -38.82%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.722367             5.245045          -32.08%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.251896             6.421356           22.27%               0       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.838559             5.251896          -23.20%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.708516             6.838559          -21.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.461974            10.851054           28.23%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.427725             8.461974          -10.24%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.422419             9.427725           -9.54%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.232105           22.32%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.357087           23.57%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.699980           27.00%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.170827           21.71%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.611651             5.634241           22.17%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.357356             4.611651          -27.46%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.960839             6.357356          -20.14%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.295918             7.996117           27.00%               0      2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.974573             6.295918          -21.05%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.889055             7.974573          -10.29%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.905228             6.026566           22.86%               0      2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.203519             4.905228          -20.93%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.654482             6.203519          -28.32%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.430866            11.350273           -0.71%               0      2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.061129            11.430866            3.34%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.513118            11.061129            5.21%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.041040             6.228912           23.56%               0      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.679706             5.041040          -24.53%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.967308             6.679706          -16.16%              41      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.083660             8.374469           18.22%               0      2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.706261             7.083660          -18.64%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.934755             8.706261          -12.37%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.556874             8.759191           15.91%               0      2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.212718             7.556874          -17.97%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.820559             9.212718           -6.19%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.102274             9.728311           36.97%               0      2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.059133             7.102274          -21.60%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.241246             9.059133           11.54%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.470251             5.525680           23.61%               0      2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.445616             4.470251          -30.65%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.605693             6.445616          -25.10%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.493797            12.739679           10.84%               0      2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.946050            11.493797            5.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.387125            10.946050            5.38%              41      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.975074             7.272290           21.71%               0      2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.551492             5.975074          -20.88%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.670882             7.551492          -12.91%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.711891            10.507135           20.61%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.866190             8.711891           -1.74%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.203112             8.866190           -3.66%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.665999            12.147861            4.13%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.907893            11.665999            6.95%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.345136            10.907893            5.44%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.193930             9.484636           15.75%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.149143             8.193930          -10.44%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.481207             9.149143           -3.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.815068             6.244968           29.70%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.058344             4.815068          -31.78%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.760319             7.058344          -19.43%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.835658            11.171493           26.44%              50       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.648758             8.835658          -17.03%               7       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.090091            10.648758           -3.98%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.360156             6.810900           27.07%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.028615             5.360156          -23.74%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.423256             7.028615          -16.56%              38       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.233344            11.612961           41.05%               0       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.736173             8.233344           -5.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.003769             8.736173           -2.97%              48       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.634318             7.984947           41.72%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.184107             5.634318          -21.57%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.160799             7.184107          -21.58%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.392686            14.496945           27.25%               0       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.337358            11.392686           -7.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.675170            12.337358           15.57%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.960143            12.341776           23.91%              44       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.421839             9.960143          -12.80%               6       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.980388            11.421839            4.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.582422             6.195527           35.20%              92       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.626815             4.582422          -30.85%              14       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.492688             6.626815          -21.97%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.207172            12.753298            4.47%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.376566            12.207172            7.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.547846            11.376566            7.86%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.855834            12.012170            1.32%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.030329            11.855834            7.48%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.483866            11.030329            5.21%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.626103            12.634076            0.06%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.585423            12.626103            8.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.924644            11.585423            6.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171264            1.71%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.637329             4.751530           30.63%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.195344             3.637329          -29.99%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.327215             5.195344          -29.10%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.917134            10.483616            5.71%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.046740             9.917134           -1.29%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.018304            10.046740            0.28%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.032469            10.070143           11.49%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.605280             9.032469           -5.96%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.897465             9.605280           -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.073470             9.490779           17.56%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.089844             8.073470          -11.18%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.718946             9.089844           -6.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.212133             8.945922           24.04%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.583484             7.212133          -15.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.583619             8.583484          -10.44%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.580889             8.510742           29.33%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.212854             6.580889          -19.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.445621             8.212854          -13.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.916125             7.961311           34.57%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.320508             5.916125          -19.18%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.622441             7.300508          -23.92%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.838077            11.111894           25.73%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.439484             8.838077          -15.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.165662            10.439484           -6.50%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.835320            10.340057           31.97%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.417590             7.835320          -16.80%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.765196             9.417590           -3.56%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.344360            10.209280           -1.31%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.429191            10.344360           -0.81%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.273263            10.429191            1.52%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.830266             7.316371           25.49%             782       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.678107             5.830266          -24.07%             782       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.919571             7.678107          -13.92%              35       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.757236            11.275230           45.35%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.698379             7.757236          -20.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.067190             9.698379           -3.66%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.328565            10.467221           42.83%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.439607             7.328565          -22.36%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.455597             9.439607           -0.17%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.684775             8.343530           24.81%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.214418             6.684775          -18.62%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.500854             8.214418          -13.54%              17       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.998889            12.079810           34.24%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.700958             8.998889          -15.91%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.700555            10.700958            0.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.327131             9.683116           16.28%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.670585             8.327131          -13.89%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.670585           -3.29%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.710633             5.038633           35.79%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.646969             3.710633          -34.29%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.569939             5.646969          -34.11%              42       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.596178             6.025320           31.09%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.821495             4.596178          -32.62%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.784743             6.821495          -22.35%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.184274             9.356301           14.32%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.519012             8.184274          -14.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.785394             9.519012           -2.72%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.369315             9.369812           11.95%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.122012             8.369315           -8.25%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.762933             9.122012           -6.56%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.934523             6.531019           32.35%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.756105             4.934523          -26.96%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.911091             6.756105          -24.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.966925             5.991282           20.62%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.835405             4.966925          -27.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.820585             6.835405          -22.51%              18       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.096190             5.297953           29.34%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.758578             4.096190          -28.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.936977             5.758578          -27.45%              40       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.547423             4.365256           23.05%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.754665             3.547423          -25.39%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.839914             4.754665          -30.49%              50       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.306822             5.254347           22.00%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.928060             4.306822          -27.35%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.828419             5.928060          -24.28%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.985653            13.587493           36.07%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.374495             9.985653          -19.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.708596            12.374495           15.56%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.360915            15.981017           29.29%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.976097            12.360915           -4.74%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.790857            12.976097           10.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.536957             8.666757           32.58%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.984516             6.536957          -27.24%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.330000             8.984516           -3.70%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.077127             9.428308           33.22%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.597515             7.077127          -26.26%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.102504             9.597515           -5.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.638922             7.168649           27.13%              76       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.787235             5.638922          -27.59%              11       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.084201             7.787235          -14.28%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.179767           11.80%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.246851             8.777027           40.50%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.202971             6.246851          -23.85%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.471891             8.202971          -13.40%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.551646            12.391909           17.44%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.056616            10.551646            4.92%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.889153            10.056616            1.69%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.995613            12.376203            3.17%             473      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.141195            11.995613            7.67%             473      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.412605            11.141195            7.00%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.613173           26.13%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.703311           17.03%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.313265             9.961028           36.20%               0      2003
Stock Fund, Inc. - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.224320             7.313265          -20.72%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.557179             9.224320           -3.48%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.205402             4.225997           31.84%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.241695             3.205402          -38.85%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.721415             5.241695          -32.11%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.245895             6.410756           22.21%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.834221             5.245895          -23.24%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.707452             6.834221          -21.51%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.450472            10.830795           28.17%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.419709             8.450472          -10.29%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.418903             9.419709           -9.59%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.227951           22.28%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.352892           23.53%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.695674           26.96%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.166692           21.67%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.605394             5.623734           22.11%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.351961             4.605394          -27.50%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.958157             6.351961          -20.18%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.287364             7.981194           26.94%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.967797             6.287364          -21.09%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.886064             7.967797          -10.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.898561             6.015313           22.80%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.198246             4.898561          -20.97%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.651563             6.198246          -28.36%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.415376            11.329128           -0.76%               0       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.051759            11.415376            3.29%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.509588            11.051759            5.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.034183             6.217276           23.50%             163       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.674032             5.034183          -24.57%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.964626             6.674032          -16.20%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.074041             8.358846           18.16%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.698877             7.074041          -18.68%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.931413             8.698877          -12.41%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.546616             8.742858           15.85%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.204903             7.546616          -18.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.817257             9.204903           -6.24%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.092611             9.710145           36.91%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.051437             7.092611          -21.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.237795             9.051437          -11.59%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.464177             5.515376           23.55%             185       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.440138             4.464177          -30.68%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.602792             6.440138          -25.14%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.478212            12.715930           10.78%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.936781            11.478212            4.95%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.383638            10.936781            5.33%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.968237             7.260276           21.65%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.546690             5.968237          -20.92%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.669819             7.546690          -12.95%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.700031            10.487488           20.55%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.858631             8.700031           -1.79%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.199973             8.858631           -3.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.652610            12.127741            4.08%               0       2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.900925            11.652610            6.90%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.343825            10.900925            5.39%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.182816             9.466956           15.69%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.141383             8.182816          -10.49%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.478020             9.141383           -3.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.809558             6.234653           29.63%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.053852             4.809558          -31.82%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.759242             7.053852          -19.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.823655            11.150638           26.37%             194       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.639727             8.823655          -17.07%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.086366            10.639727           -4.03%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.352854             6.798168           27.00%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.022633             5.352854          -23.78%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.420422             7.022633          -16.60%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.222180            11.591323           40.98%               0       2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.728772             8.222180           -5.80%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.000735             8.728772           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.627862             7.971751           41.65%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.179541             5.627862          -21.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.159677             7.179541          -21.62%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.379652            14.473007           27.18%              76       2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.329529            11.379652           -7.70%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.673867            12.329529           15.51%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.946619            12.318755           23.85%               0       2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.412147             9.946619          -12.84%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.976690            11.412147            3.97%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.576197             6.183978           35.13%               0       2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.621186             4.576197          -30.89%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.489824             6.621186          -22.01%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.190555            12.729455            4.42%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.366866            12.190555            7.25%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.544251            11.366866            7.80%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.842231            11.992277            1.27%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.023285            11.842231            7.43%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.482538            11.023285            5.16%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.608980            12.610511            0.01%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.575597            12.608980            8.93%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.920963            11.575597            5.99%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.171093            1.71%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.632391             4.742674           30.57%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.190932             3.632391          -30.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.324747             5.190932          -29.13%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.905799            10.466303            5.66%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.040366             9.905799           -1.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.017074            10.040366            0.23%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.022135            10.053498           11.43%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.599184             9.022135           -6.01%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.896256             9.599184           -3.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.064228             9.475085           17.50%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.084065             8.064228          -11.23%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.717752             9.084065           -6.52%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.203877             8.931138           23.98%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.578028             7.203877          -16.02%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.582437             8.578028          -10.48%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.573366             8.496690           29.26%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.207646             6.573366          -19.91%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.444464             8.207646          -13.10%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.909341             7.948151           34.50%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.315852             5.909341          -19.23%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.621264             7.315852          -23.96%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.826078            11.091159           25.66%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.430625             8.826078          -15.38%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.161909            10.430625           -6.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.826354            10.322982           31.90%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.411614             7.826354          -16.84%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.764004             9.411614           -3.61%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.330279            10.190191           -1.36%             381       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.420300            10.330279           -0.86%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.269761            10.420300            1.47%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.822348             7.302729           25.43%             428       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.671592             5.822348          -24.11%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.916568             7.671592          -13.96%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.746700            11.254192           45.28%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.690147             7.746700          -20.06%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.063806             9.690147           -3.71%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.320150            10.449889           42.76%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.433596             7.320150          -22.40%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.454434             9.433596           -0.22%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.675689             8.327965           24.75%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.207439             6.675689          -18.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.497653             8.207439          -13.58%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.988581            12.059834           34.17%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.694161             8.988581          -15.95%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.699250            10.694161           -0.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.321124             9.671219           16.22%               0      2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.668531             8.321124          -13.94%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.000000             9.668531           -3.31%               0      2001*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.705578             5.029221           35.72%               0      2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.642169             3.705578          -34.32%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.567054             5.642169          -34.14%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.589920             6.014059           31.03%               0      2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.815688             4.589920          -32.66%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.781781             6.815688          -22.39%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.173156             9.338850           14.26%               0      2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.510939             8.173156          -14.07%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.782105             9.510939           -2.77%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.359736             9.354322           11.90%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.116219             8.359736           -8.30%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.761734             9.116219           -6.61%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.928860             6.520211           32.29%               0      2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.751800             4.928860          -27.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.909992             6.751800          -24.22%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.961237             5.981376           20.56%               0      2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.831051             4.961237          -27.37%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.819501             6.831051          -22.55%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.090609             5.288050           29.27%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.753673             4.090609          -28.90%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.934298             5.753673          -27.48%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.542596             4.357093           22.99%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.750614             3.542596          -25.43%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.837601             4.750614          -30.52%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.300968             5.244557           21.94%               0      2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.923017             4.300968          -27.39%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.825782             5.923017          -24.31%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.972097            13.562145           36.00%               0      2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.364001             9.972097          -19.35%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.704999            12.364001           15.50%               0      2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.344151            15.951232           29.22%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.965098            12.344151           -4.79%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.786896            12.965098           10.00%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.528071             8.650582           32.51%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.976890             6.528071          -27.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.326865             8.976890           -3.75%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.067498             9.410688           33.15%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.589358             7.067498          -26.30%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.099101             9.589358           -5.05%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.632456             7.156775           27.06%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.782281             5.632456          -27.62%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.083090             7.782281          -14.32%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.175943           11.76%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.238359             8.760645           40.43%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.196001             6.238359          -23.89%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.468698             8.196001          -13.44%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.539588            12.371445           17.38%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.050240            10.539588            4.87%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.887947            10.050240            1.64%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.981854            12.355714            3.12%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.134083            11.981854            7.61%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.411287            11.134083            6.94%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.608888           26.09%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.699338           16.99%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.303326             9.942428           36.14%               0       2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.216486             7.303326          -20.76%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.553956             9.216486           -3.53%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.201723             4.219003           31.77%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.238358             3.201723          -38.88%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.720469             5.238358          -32.15%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.239891             6.400174           22.14%             316       2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.829877             5.239891          -23.28%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.706379             6.829877          -21.55%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.439003            10.810603           28.10%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.411721             8.439003          -10.34%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.415397             9.411721           -9.64%               0       2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.223793           22.24%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.348691           23.49%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.691351           26.91%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.162560           21.63%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.599121             5.613215           22.05%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.278804             7.966267           26.88%             101       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.891888             6.004065           22.74%             160       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.399901            11.307996           -0.81%              31       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.027338             6.205664           23.44%               3       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.064419             8.343217           18.10%             426       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.536350             8.726509           15.79%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.082980             9.692029           36.84%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.458100             5.505073           23.48%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.462628            12.692199           10.73%              81       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.961401             7.248274           21.59%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.688182            10.467870           20.48%               1       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.639242            12.107657            4.02%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.171696             9.449272           15.63%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.804047             6.224341           29.56%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.811685            11.129853           26.31%              71      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.345586             6.785477           26.94%              91      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.210991            11.569661           40.90%              15      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.621415             7.958556           41.58%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.366643            14.449111           27.12%               0      2003
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.933114            12.295762           23.79%             150      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.569957             6.172401           35.06%              79      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.173950            12.705638            4.37%              45      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.828636            11.972408            1.22%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.591867            12.586978           -0.04%             126       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.170923            1.71%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.627445             4.733803           30.50%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.894456            10.448994            5.60%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.011805            10.036871           11.37%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.055002             9.459433           17.44%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.195625             8.916378           23.19%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.565835             8.482637           29.19%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.902573             7.935001           34.43%              52       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.814083            11.070446           25.60%               2       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.817383            10.305897           31.83%               6       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.316209            10.171130           -1.41%              74       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.814411             7.289064           25.36%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.736170            11.233183           45.20%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.311781            10.432624           42.68%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.666620             8.312430           24.69%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.978300            12.039906           34.10%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.315103             9.659298           16.17%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.700534             5.019820           35.65%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.583674             6.002824           30.96%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.162050             9.321399           14.20%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.350173             9.338865           11.84%               3       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.923207             6.509419           32.22%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.955552             5.971494           20.50%             509       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.085043             5.278166           29.21%             184       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.537769             4.348937           22.93%             605       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.295116             5.234748           21.88%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.958531            13.536806           35.93%             164       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.327366            15.921432           29.16%              38       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.519194             8.634421           32.45%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.057890             9.393112           33.09%              76       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.626009             7.144953           27.00%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.172123           11.72%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.229871             8.744270           40.36%             330       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.527530            12.350997           17.32%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.968095            12.335238            3.07%               4       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.604590           26.05%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.695364           16.95%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.293418             9.923891           36.07%             197       2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.198053             4.212034           31.71%               0       2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.233880             6.389568           22.08%               0       2003
Fund; Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.427520            10.790393           28.04%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.219646           22.20%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.344497           23.44%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.687030           26.87%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.158431           21.58%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          4.580359             5.581779           21.86%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.330356             4.580359          -27.64%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          6.253207             7.921678           26.68%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.940734             6.253207          -21.25%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 4.871953             5.970457           22.55%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.177181             4.871953          -21.13%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.353472            11.244725           -0.96%               0       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.014258            11.353472            3.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         5.006845             6.170936           23.25%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.651355             5.006845          -24.72%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.035627             8.296528           17.92%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.669334             7.035627          -18.84%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.505654             8.677687           15.62%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.173665             7.505654          -18.18%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.054087             9.637744           36.63%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.020680             7.054087          -21.80%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             4.439908             5.474225           23.30%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.418245             4.439908          -30.82%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.415943            12.621185           10.56%              45       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.899662            11.415943            4.74%              45       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.940919             7.212337           21.40%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.527518             5.940919          -21.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.652691            10.409167           20.30%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.828418             8.652691           -1.99%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.599160            12.047512            3.87%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.873079            11.599160            6.68%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.138388             9.396381           15.46%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.110334             8.138388          -10.67%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.787520             6.193465           29.37%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.035912             4.787520          -31.96%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.775783            11.067560           26.11%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.603630             8.775783          -17.24%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           5.323784             6.747475           26.74%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.998780             5.323784          -23.93%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.177545            11.504945           40.69%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.699121             8.177545           -6.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.602097             7.919100           41.36%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.161288             5.602097          -21.77%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.327638            14.377526           26.92%               0      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.298247            11.327638           -7.89%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.892645            12.226967           23.60%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.373411             9.892645          -13.02%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            4.551305             6.137825           34.86%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.598659             4.551305          -31.03%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             12.124223            12.634393            4.21%              13      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.328099            12.124223            7.03%              13      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.787911            11.912945            1.06%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.995126            11.787911            7.21%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         12.540621            12.516580           -0.19%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.536340            12.540621            8.71%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.170413            1.70%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            3.612631             4.707280           30.30%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.173264             3.612631          -30.17%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.860518            10.397236            5.44%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.014878             9.860518           -1.54%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.980879             9.987153           11.20%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.574813             8.980879           -6.20%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.027354             9.412559           17.26%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.061002             8.027354          -11.41%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.170907             8.872171           23.72%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.556232             7.170907          -16.19%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.543273             8.440584           29.00%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.186779             6.543273          -20.08%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.882289             7.895665           34.23%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.297246             5.882289          -19.39%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.778178            11.008520           25.41%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.395238             8.778178          -15.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.790530            10.254808           31.63%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.387696             7.790530          -17.01%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.274067            10.114090           -1.56%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.384761            10.274067           -1.07%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           5.790721             7.248275           25.17%              13       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.645526             5.790721          -24.26%              13       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.704634            11.170323           44.98%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.657238             7.704634          -20.22%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.286644            10.380905           42.46%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.409622             7.286644          -22.56%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             6.639429             8.265871           24.50%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.179561             6.639429          -18.83%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.947455            11.980236           33.90%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.666996             8.947455          -16.12%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.297089             9.623656           15.99%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.660312             8.297089          -14.11%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           3.685412             4.991661           35.44%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.622942             3.685412          -34.46%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             4.564961             5.969180           30.76%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.792502             4.564961          -32.79%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.128815             9.269254           14.03%              21       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.478668             8.128815          -14.24%              21       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.321505             9.292581           11.67%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.093070             8.321505           -8.49%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.906278             6.477127           32.02%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.734620             4.906278          -27.15%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.938520             5.941871           20.32%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.813682             4.938520          -27.52%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        4.068352             5.248567           29.01%               9       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.734088             4.068352          -29.05%               9       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 3.523338             4.324587           22.74%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  4.734450             3.523338          -25.58%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              4.277587             5.205417           21.69%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.902882             4.277587          -27.53%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.917963            13.461080           35.72%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.322030             9.917963          -19.51%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.277171            15.832398           28.96%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 12.921109            12.277171           -4.98%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.492621             8.586095           32.24%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.946411             6.492621          -27.43%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.029127             9.340555           32.88%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.556802             7.029127          -26.45%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.606667             7.109507           26.80%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  7.762496             5.606667          -27.77%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.160652           11.61%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.204472             8.695328           40.15%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  8.168159             6.204472          -24.04%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.491406            12.289796           17.14%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 10.024722            10.491406            4.66%               0       2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.926892            12.273973            2.91%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                 11.105642            11.926892            7.39%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.591724           25.92%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.683421           16.83%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.263673             9.868320           35.86%               0      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.185189             7.263673          -20.92%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.187036             4.191107           31.50%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  5.225001             3.187036          -39.00%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.215883             6.357872           21.89%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  6.812499             5.215883          -23.44%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.393175            10.730004           27.84%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                  9.379748             8.393175          -10.52%               0      2002
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.207173           22.07%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.331897           23.32%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.674096           26.74%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.146009           21.46%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


               Additional Contract Options Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.014423             7.325632           21.80%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.235241             9.161060           26.62%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 5.681261             6.958696           22.49%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.803874            10.694761           -1.01%               0       2003
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.651580             8.193894           23.19%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.169996             8.450677           17.86%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.757725             8.964552           15.56%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.387851             6.639612           23.23%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.925102            12.072363           10.50%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           5.934101             7.200391           21.34%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.408337            11.312432           20.24%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.585816            12.027511            3.81%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.748125            10.095214           15.40%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           4.782031             6.183201           29.30%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.004621            10.089863           26.05%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.568898             8.321324           26.68%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             9.089921            12.772104           40.51%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         5.595660             7.905981           41.29%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           11.314629            14.353706           26.86%               0      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.123798            11.270946           23.53%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            5.819741             7.844421           34.79%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.502346            11.980227            4.15%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         11.774352            11.893167            1.01%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.480930            11.452916           -0.24%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.170242            1.70%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.284497             6.882213           30.23%               0       2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.849211            10.380008            5.39%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.970585             9.970604           11.15%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.018151             9.396974           17.20%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.162692             8.857490           23.66%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             6.535766             8.426604           28.93%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            5.875530             7.882561           34.16%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          8.002994            10.031244           25.34%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           7.781586            10.237834           31.56%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.007610             9.846754           -1.61%              77       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           6.680784             8.358110           25.11%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         8.077230            11.704551           44.91%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.278283            10.363709           42.39%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             7.174850             8.927905           24.43%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.937192            11.960392           33.83%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.291072             9.611768           15.93%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           4.701915             6.365219           35.38%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             5.583107             7.296803           30.69%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.384297             9.555707           13.97%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.311954             9.277174           11.61%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     4.900656             6.466407           31.95%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           4.932836             5.932004           20.26%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.406569             6.971447           28.94%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 5.521590             6.773814           22.68%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.633146            13.067859           35.66%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         10.751377            13.857687           28.89%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         7.110837             9.398853           32.18%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         7.150197             9.496590           32.82%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               5.600219             7.097708           26.74%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.156828           11.57%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.695292             9.378392           40.07%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.479384            12.269447           17.08%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.913171            12.253598            2.86%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.587433           25.87%               0      2003
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.679452           16.79%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.848429            10.657335           35.79%               0      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            3.183365             4.184151           31.44%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            5.209902             6.347343           21.83%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.031823            10.262804           27.78%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.203017           22.03%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.327687           23.28%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.669771           26.70%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.141877           21.42%               0      2003*
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


           Maximum Additional Contract Options Elected (Total 2.55%)

   (Variable account charges of 2.55% of the daily net assets of the variable account)


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.384882             7.741169           21.24%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.128447             8.984408           26.04%               0       2003
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century:                 6.431029             7.840876           21.92%               0       2003
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.000000            10.344421           -1.46%               0      2003*
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.857001             8.408159           22.62%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              7.363631             8.639030           17.32%               0       2003
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            7.501004             8.628081           15.03%               0       2003
Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          7.294113             9.914895           35.93%               0       2003
Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             5.648617             6.929005           22.67%               0       2003
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.664913            11.730685            9.99%               0       2003
Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.079111             8.550293           20.78%               0       2003
Fund - Class F
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.232305            11.049748           19.69%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.939811            11.304676            3.34%               0      2003
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         8.583438             9.859666           14.87%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           5.827329             7.500192           28.71%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.787572             9.771204           25.47%               0      2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.826177             8.607539           26.10%               0      2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.845600            12.371687           39.86%               0      2003
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         6.278923             8.830634           40.64%               0      2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet            9.818672            12.398742           26.28%               0      2003
Investment Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            8.350135            10.267844           22.97%               0      2003
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.103176             8.188701           34.17%               0      2003
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.150171            11.560040            3.68%               0      2003
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Index Fund         10.997324            11.057239            0.54%               0       2003
- Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.268892            11.189724           -0.70%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -           10.000000            10.168711            1.69%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.884937             7.629015           29.64%               0      2003*
Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.714980            10.191495            4.90%               0       2003
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.050107            10.012777           10.64%               0       2003
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.330475             9.718168           16.66%               0       2003
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.669800             9.441045           23.09%               0       2003
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             7.159509             9.188431           28.34%               0       2003
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore International            6.550040             8.747133           33.54%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          7.621828             9.509628           54.77%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market           8.041239            10.530882           30.96%               0       2003
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market             9.845088             9.642318           -2.06%               0       2003
Fund - Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore S&P 500(R)Index           6.751314             8.407565           24.53%               0       2003
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Fund -         7.578453            10.741630           41.74%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Small Cap Index          7.913591            11.414844           44.24%               0       2003
Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             7.428374             9.200939           23.86%               0       2003
Fund - Class D
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    8.117052            10.812968           33.21%               0       2003
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 8.237094             9.505323           15.40%               0       2003
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.166011             6.961397           34.75%               0       2003
Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             5.935779             7.722121           30.09%               0       2003
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         8.185822             9.286655           13.45%               0       2003
- Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            8.654408             9.615021           11.10%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.075810             7.980216           31.34%               0       2003
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.055866             7.249070           19.70%               0       2003
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.426426             6.964933           28.35%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 5.854878             7.149705           22.12%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.965304             7.222194           21.07%               0       2003
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                  9.066749            12.243066           35.03%               0       2003
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis          9.777594            12.544711           28.30%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         6.679060             8.787619           31.57%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         6.885233             9.102701           32.21%               0       2003
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               6.188097             7.806794           26.16%               0       2003
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Champion             10.000000            11.122380           11.22%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         6.968131             9.715797           39.43%               0       2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.523874            12.264902           16.54%               0       2003
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.245397            11.513575            2.38%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam International             10.000000            12.548782           25.49%               0      2003*
Equity Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -            10.000000            11.643580           16.44%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             7.363653             9.953173           35.17%               0      2003
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            4.711125             6.163784           30.83%               0      2003
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
       Sub-Account           Accumulation        Accumulation       Percent Change     Number of      Period
                            Unit Value at       Unit Value at       in Accumulation   Accumulation
                             Beginning of       End of Period         Unit Value      Units at End
                                Period                                                 of Period
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.650315             8.065043           21.27%               0      2003
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          8.215573            10.449404           27.19%               0      2003
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth Fund -         10.000000            12.165559           21.66%               0      2003*
Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Growth and            10.000000            12.289850           22.90%               0      2003*
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen Real Estate           10.000000            12.630884           26.31%               0      2003*
Securities Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Waddell & Reed Advisors          10.000000            12.104591           21.05%               0      20038
Small Cap Fund - Class A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------


================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         474,404 shares (cost $12,651,534)...............................................   $ 8,510,815
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         75,389 shares (cost $2,009,752).................................................     2,086,754
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         260,365 shares (cost $7,746,409)................................................     7,212,099
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         133,818 shares (cost $1,020,604)................................................     1,061,177
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         260,193 shares (cost $1,735,938)................................................     2,065,931
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         358,674 shares (cost $3,468,376)................................................     3,454,028
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         694,932 shares (cost $24,311,572)...............................................    18,519,932
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         135,986 shares (cost $5,227,277)................................................     3,726,015
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGlFixI)
         100,704 shares (cost $1,036,147)................................................     1,017,108
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         176,392 shares (cost $509,830)..................................................       562,689
      Dreyfus A Bonds Plus, Inc. (DryABonds)
         246,225 shares (cost $3,400,294)................................................     3,454,532
      Dreyfus Appreciation Fund, Inc. (DryApp)
         130,886 shares (cost $4,713,893)................................................     4,861,088
      Dreyfus Balanced Fund, Inc. (DryBal)
         147,968 shares (cost $2,015,104)................................................     1,978,329
      Dreyfus Emerging Leaders Fund (DryELead)
         2,597 shares (cost $94,625).....................................................       100,549
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         156,299 shares (cost $1,595,237)................................................     1,239,449
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         564,098 shares (cost $20,943,782)...............................................    18,293,702
      Evergreen Equity Income Fund - Class I (EvInc)
         38,788 shares (cost $787,278)...................................................       867,298
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         6,597 shares (cost $96,587).....................................................       105,348
      Federated High Yield Trust (FedHiYld)
         296,531 shares (cost $1,784,798)................................................     1,794,011
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         27,271 shares (cost $274,194)...................................................       280,892
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         248,217 shares (cost $2,160,202)................................................     2,273,672
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         51,870 shares (cost $792,694)...................................................       820,581

      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         75,937 shares (cost $1,207,679).................................................   $ 1,206,640
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         25,451 shares (cost $1,051,597).................................................     1,126,706
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         129,171 shares (cost $2,796,544)................................................     3,300,312
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         129,965 shares (cost $3,101,408)................................................     3,359,592
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         13,795 shares (cost $347,852)...................................................       390,136
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         163,062 shares (cost $6,055,484)................................................     4,670,099
      Fidelity(R) Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         408,419 shares (cost $3,759,987)................................................     3,879,979
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         40,582 shares (cost $596,874)...................................................       631,047
      Fidelity(R) Asset Manager(TM)(FidAsMgr)
         285,179 shares (cost $4,693,747)................................................     4,494,424
      Fidelity(R) Capital & Income Fund (FidCapInc)
         84,353 shares (cost $745,042)...................................................       679,888
      Fidelity(R) Equity-Income Fund (FidEqInc)
         210,223 shares (cost $10,216,289)...............................................    10,458,582
      Fidelity(R) Magellan(R) Fund (FidMgln)
         223,111 shares (cost $27,564,493)...............................................    21,806,884
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         579,918 shares (cost $10,796,365)................................................    10,711,093
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,130 shares (cost $89,875).....................................................        63,455
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         283,616 shares (cost $5,353,514)................................................     5,924,741
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         60,904 shares (cost $1,786,569).................................................     1,840,525
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         24,261 shares (cost $972,095)...................................................     1,154,087
      Gartmore Bond Fund - Class D (GartBond)
         254,560 shares (cost $2,416,967)................................................     2,476,867
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         645,469 shares (cost $6,961,496)................................................     6,687,058
      Gartmore Growth Fund - Class A (GartGrowA)
         56,273 shares (cost $339,015)...................................................       344,955
      Gartmore Growth Fund - Class D (GartGrow)
         243,011 shares (cost $1,455,803)................................................     1,509,099
      Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal)
         10,487 shares (cost $91,042)....................................................        98,369
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         49,263 shares (cost $357,284)...................................................       409,376
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         78,527 shares (cost $771,496)...................................................       787,623
      Gartmore ID Moderate Fund - Service Class (GartIDMod)
         113,060 shares (cost $952,887)..................................................     1,057,109
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         161,335 shares (cost $1,386,963)................................................     1,418,135

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         85,431 shares (cost $802,250)...................................................   $    831,242
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         100,310 shares (cost $975,337)..................................................      1,115,451
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         10,938,797 shares (cost $10,938,797)............................................     10,938,797
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         11,007,217 shares (cost $11,007,217)............................................     11,007,217
      Gartmore Nationwide(R) Fund - Class D (GartNWFund)
         305,486 shares (cost $6,934,753)................................................      5,727,871
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         12,734 shares (cost $171,733)...................................................        196,862
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         444,663 shares (cost $7,937,784)................................................      6,554,332
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         51,103 shares (cost $566,980)...................................................        568,269
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         17,195 shares (cost $413,311)...................................................        411,651
      Janus Adviser Balanced Fund (JanBal)
          60,518 shares (cost $1,339,017)................................................      1,427,620
      Janus Adviser International Fund (JanIntl)
          30,097 shares (cost $699,730)..................................................        730,465
      Janus Adviser Worldwide Fund (JanWorld)
         49,226 shares (cost $1,201,025).................................................      1,299,074
      Janus Fund (JanFund)
         469,255 shares (cost $17,174,013)...............................................     11,013,415
      Janus Twenty Fund (Jan20Fd)
          629,940 shares (cost $40,231,385)..............................................     22,784,942
      Janus Worldwide Fund (JanWrldwde)
          255,679 shares (cost $17,054,273)..............................................     10,109,561
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         131,589 shares (cost $2,116,082)................................................      2,558,099
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         108,533 shares (cost $697,859)..................................................        741,278
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         15,702 shares (cost $175,024)...................................................        173,507
      Nationwide(R) International Index Fund - Class A (NWIntIndx)
         97,554 shares (cost $680,190)...................................................        700,439
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         35,147 shares (cost $344,732)...................................................        433,010
      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         348,096 shares (cost $2,817,688)................................................      3,324,316
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         149,082 shares (cost $2,158,569)................................................      2,125,904
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         28,145 shares (cost $267,601)...................................................        298,903
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         228,169 shares (cost $3,640,951)................................................      3,265,100
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         238,650 shares (cost $5,320,115)................................................      5,056,998

      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         275,987 shares (cost $9,544,415)................................................   $ 10,219,817
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         31,032 shares (cost $331,793)...................................................        350,041
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         13,702 shares (cost $209,151)...................................................        223,615
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         145,358 shares (cost $1,403,787)................................................      1,393,981
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         40,436 shares (cost $1,391,525).................................................      1,565,663
      Oppenheimer Champion Income Fund A (OppChpInc)
         7,738 shares (cost $70,199).....................................................         73,745
      Oppenheimer Global Fund A (OppGlob)
         332,573 shares (cost $15,563,423)...............................................     17,127,484
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         56,272 shares (cost $229,901)...................................................        237,470
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         66,742 shares (cost $953,313)...................................................        991,780
      PIMCO Total Return Fund - Class A (PimTotRet)
         240,347 shares (cost $2,579,485)................................................      2,574,118
      Putnam International Equity Fund - Class A (PIntEq)
         14,853 shares (cost $288,863)...................................................        306,865
      Putnam Voyager Fund - Class A (PVoyager)
         4,793 shares (cost $73,190).....................................................         75,964
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         190,062 shares (cost $3,543,919)................................................      4,209,874
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         19,413 shares (cost $211,498)...................................................        226,745
      Strong Growth and Income Fund (StrGrInc)
         11,235 shares (cost $195,928)...................................................        221,105
      Strong Large Cap Growth Fund (StLCap)
         104,135 shares (cost $3,149,942)................................................      2,180,577
      Templeton Foreign Fund - Class A (TemForFd)
         690,596 shares (cost $6,902,363)................................................      7,347,941
      Van Kampen Growth and Income Fund - Class A (VKGrInc)
         26,322 shares (cost $438,535)...................................................        474,848
      Van Kampen Growth Fund - Class A (VKGro)
         1,029 shares (cost $18,229).....................................................         18,642
      Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         3,992 shares (cost $67,946).....................................................         72,102
      Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         712 shares (cost $8,437)........................................................          9,126
                                                                                            ------------
            Total investments............................................................    328,068,606
   Accounts receivable...................................................................             --
                                                                                            ------------
            Total assets.................................................................    328,068,606
Accounts payable.........................................................................         10,480
                                                                                            ------------
Contract owners' equity (note 4).........................................................   $328,058,126
                                                                                            ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                           Total         ACGrol     ACIncGroA    ACIncGrol
                                                       -------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $   3,773,727           --       34,258      112,426
   Mortality and expense risk charges (note 2) .....      (3,663,920)    (101,945)     (21,454)     (82,566)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................         109,807     (101,945)      12,804       29,860
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     709,490,284    1,352,419    7,056,128      961,724
   Cost of mutual fund shares sold .................    (723,809,323)  (2,247,264)  (6,739,563)  (1,241,524)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (14,319,039)    (894,845)     316,565     (279,800)
   Change in unrealized gain (loss)
      on investments ...............................      73,799,490    2,615,812      242,365    1,831,969
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      59,480,451    1,720,967      558,930    1,552,169
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         612,375           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  60,202,633    1,619,022      571,734    1,582,029
                                                       =============   ==========   ==========   ==========

                                                        ACIntlGrA     ACIntlGrl    ACSTGvtl     ACUItral
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................         4,721       14,833       77,806           --
   Mortality and expense risk charges (note 2) .....        (6,268)     (22,011)     (48,359)    (212,334)
                                                       -----------   ----------   ----------   ----------
      Net investment income (loss) .................        (1,547)      (7,178)      29,447     (212,334)
                                                       -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    33,684,168    1,570,528    2,269,920    2,170,186
   Cost of mutual fund shares sold .................   (33,440,484)  (1,691,171)  (2,244,902)  (3,029,255)
                                                       -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........       243,684     (120,643)      25,018     (859,069)
   Change in unrealized gain (loss)
      on investments ...............................        43,865      513,418      (61,527)   4,660,185
                                                       -----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............       287,549      392,775      (36,509)   3,801,116
                                                       -----------   ----------   ----------   ----------
   Reinvested capital gains ........................            --           --           --           --
                                                       -----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       286,002      385,597       (7,062)   3,588,782
                                                       ===========   ==========   ==========   ==========

                                                         CSEmGro    CSGIFixl    DeHYBd    DryABonds
                                                       ----------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................   $       --    106,571     42,080    137,384
   Mortality and expense risk charges (note 2) .....      (38,328)   (12,117)    (5,847)   (46,031)
                                                       ----------   --------   --------   --------
      Net investment income (loss) .................      (38,328)    94,454     36,233     91,353
                                                       ----------   --------   --------   --------

   Proceeds from mutual fund shares sold ...........      488,334    677,432    220,011    712,452
   Cost of mutual fund shares sold .................     (952,863)  (651,383)  (249,570)  (687,201)
                                                       ----------   --------   --------   --------
      Realized gain (loss) on investments ..........     (464,529)    26,049    (29,559)    25,251
   Change in unrealized gain (loss)
      on investments ...............................    1,550,107    (17,797)   100,802      7,309
                                                       ----------   --------   --------   --------
      Net gain (loss) on investments ...............    1,085,578      8,252     71,243     32,560
                                                       ----------   --------   --------   --------
   Reinvested capital gains ........................           --         --         --         --
                                                       ----------   --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,047,250    102,706    107,476    123,913
                                                       ==========   ========   ========   ========

                                                        DryApp     DryBal    DryELead   Dry3dCen
                                                       --------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     52,854     21,043        --          --
   Mortality and expense risk charges (note 2) .....    (44,558)   (19,134)     (763)    (13,992)
                                                       --------   --------    ------    --------
      Net investment income (loss) .................      8,296      1,909      (763)    (13,992)
                                                       --------   --------    ------    --------

   Proceeds from mutual fund shares sold ...........    453,908    161,270     2,003     275,608
   Cost of mutual fund shares sold .................   (646,083)  (204,258)   (2,069)   (576,633)
                                                       --------   --------    ------    --------
      Realized gain (loss) on investments ..........   (192,175)   (42,988)      (66)   (301,025)
   Change in unrealized gain (loss)
      on investments ...............................    863,838    292,139    23,426     549,605
                                                       --------   --------    ------    --------
      Net gain (loss) on investments ...............    671,663    249,151    23,360     248,580
                                                       --------   --------    ------    --------
   Reinvested capital gains ........................         --         --        --          --
                                                       --------   --------    ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    679,959    251,060    22,597     234,588
                                                       ========   ========    ======    ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         Dry500lx     Evlnc    FedEqlnc    FedHiYld
                                                       -----------   -------   --------   ----------
Investment activity:
   Reinvested dividends ............................   $   196,545    16,651     1,711       129,098
   Mortality and expense risk charges (note 2) .....      (209,239)   (9,002)     (838)      (19,593)
                                                       -----------   -------   -------    ----------
      Net investment income (loss) .................       (12,694)    7,649       873       109,505
                                                       -----------   -------   -------    ----------

   Proceeds from mutual fund shares sold ...........     2,251,071    69,927   105,169     4,062,703
   Cost of mutual fund shares sold .................    (3,092,384)  (80,625)  (98,391)   (3,910,366)
                                                       -----------   -------   -------    ----------
      Realized gain (loss) on investments ..........      (841,313)  (10,698)    6,778       152,337
   Change in unrealized gain (loss)
      on investments ...............................     4,687,800   191,783     9,564        26,700
                                                       -----------   -------   -------    ----------
      Net gain (loss) on investments ...............     3,846,487   181,085    16,342       179,037
                                                       -----------   -------   -------    ----------
   Reinvested capital gains ........................            --        --        --            --
                                                       -----------   -------   -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,833,793   188,734    17,215       288,542
                                                       ===========   =======   =======    ==========

                                                       Fedlntlnc    FedBdFd   FidABalA   FidABalT
                                                       ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     11,661     147,144    17,167      23,144
   Mortality and expense risk charges (note 2) .....     (2,650)    (29,206)   (8,335)    (15,191)
                                                        -------    --------   -------    --------
      Net investment income (loss) .................      9,011     117,938     8,832       7,953
                                                        -------    --------   -------    --------

   Proceeds from mutual fund shares sold ...........     21,904     854,415    87,854     287,664
   Cost of mutual fund shares sold .................    (21,075)   (843,952)  (97,838)   (351,841)
                                                        -------    --------   -------    --------
      Realized gain (loss) on investments ..........        829      10,463    (9,984)    (64,177)
   Change in unrealized gain (loss)
      on investments ...............................      1,133     124,604   115,015     232,305
                                                        -------    --------   -------    --------
      Net gain (loss) on investments ...............      1,962     135,067   105,031     168,128
                                                        -------    --------   -------    --------
   Reinvested capital gains ........................         --          --        --          --
                                                        -------    --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     10,973     253,005   113,863     176,081
                                                        =======    ========   =======    ========

                                                        FidAEGroA    FidAEqlncA   FidAEqlncT   FidAGrOppA
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $        --       27,135      25,537       1,104
   Mortality and expense risk charges (note 2) .....        (7,917)     (26,562)    (36,621)     (3,636)
                                                       -----------   ----------    --------     -------
      Net investment income (loss) .................        (7,917)         573     (11,084)     (2,532)
                                                       -----------   ----------    --------     -------

   Proceeds from mutual fund shares sold ...........     1,705,566    2,177,848     469,389      49,324
   Cost of mutual fund shares sold .................    (1,644,394)  (2,259,464)   (547,959)    (60,077)
                                                       -----------   ----------    --------     -------
      Realized gain (loss) on investments ..........        61,172      (81,616)    (78,570)    (10,753)
   Change in unrealized gain (loss)
      on investments ...............................       152,950      711,463     783,347      93,819
                                                       -----------   ----------    --------     -------
      Net gain (loss) on investments ...............       214,122      629,847     704,777      83,066
                                                       -----------   ----------    --------     -------
   Reinvested capital gains ........................            --           --          --          --
                                                       -----------   ----------    --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   206,205      630,420     693,693      80,534
                                                       ===========   ==========    ========     =======

                                                       FidAGrOppT   FidAHilncT     FidAOvA     FidAsMgr
                                                       ----------   ----------   -----------   --------
Investment activity:
   Reinvested dividends ............................        6,440      383,298         4,742    109,603
   Mortality and expense risk charges (note 2) .....      (53,179)     (45,583)       (4,831)   (55,703)
                                                       ----------   ----------   -----------   --------
      Net investment income (loss) .................      (46,739)     337,715           (89)    53,900
                                                       ----------   ----------   -----------   --------

   Proceeds from mutual fund shares sold ...........      671,887    8,992,674    51,621,234    710,109
   Cost of mutual fund shares sold .................   (1,441,766)  (8,373,430)  (51,284,567)  (862,692)
                                                       ----------   ----------   -----------   --------
      Realized gain (loss) on investments ..........     (769,879)     619,244       336,667   (152,583)
   Change in unrealized gain (loss)
      on investments ...............................    1,816,523      187,231        34,682    719,171
                                                       ----------   ----------   -----------   --------
      Net gain (loss) on investments ...............    1,046,644      806,475       371,349    566,588
                                                       ----------   ----------   -----------   --------
   Reinvested capital gains ........................           --           --            --         --
                                                       ----------   ----------   -----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      999,905    1,144,190       371,260    620,488
                                                       ==========   ==========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    FidCapInc    FidEqInc      FidMgln     FidPurtn
                                                    ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  50,648      142,577      171,666      265,523
   Mortality and expense risk charges (note 2)...      (8,038)    (113,314)    (263,582)    (129,750)
                                                    ---------   ----------   ----------   ----------
      Net investment income (loss) ..............      42,610       29,263      (91,916)     135,773
                                                    ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........      57,309    1,447,817    3,362,442    1,831,915
   Cost of mutual fund shares sold ..............     (74,210)  (1,950,489)  (4,300,463)  (2,043,361)
                                                    ---------   ----------   ----------   ----------
      Realized gain (loss) on investments .......     (16,901)    (502,672)    (938,021)    (211,446)
   Change in unrealized gain (loss)
      on investments ............................     165,265    2,533,317    5,246,074    1,782,367
                                                    ---------   ----------   ----------   ----------
      Net gain (loss) on investments ............     148,364    2,030,645    4,308,053    1,570,921
                                                    ---------   ----------   ----------   ----------
   Reinvested capital gains .....................          --      188,952           --      172,637
                                                    ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 190,974    2,248,860    4,216,137    1,879,331
                                                    =========   ==========   ==========   ==========

                                                    FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                                                    --------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................     4,086        70,381           --       3,964
   Mortality and expense risk charges (note 2)...      (749)      (57,909)     (13,995)     (9,057)
                                                    -------    ----------   ----------     -------
      Net investment income (loss) ..............     3,337        12,472      (13,995)     (5,093)
                                                    -------    ----------   ----------     -------

   Proceeds from mutual fund shares sold ........       787       939,462    8,254,133      87,853
   Cost of mutual fund shares sold ..............    (1,474)   (1,107,840)  (8,077,862)    (84,466)
                                                    -------    ----------   ----------     -------
      Realized gain (loss) on investments .......      (687)     (168,378)     176,271       3,387
   Change in unrealized gain (loss)
      on investments ............................    10,294     1,256,592      247,509     217,960
                                                    -------    ----------   ----------     -------
      Net gain (loss) on investments ............     9,607     1,088,214      423,780     221,347
                                                    -------    ----------   ----------     -------
   Reinvested capital gains .....................        --            --           --       7,293
                                                    -------    ----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    12,944     1,100,686      409,785     223,547
                                                    =======    ==========   ==========     =======

                                                      GartBond     GartGvtBd   GartGrowA    GartGrow
                                                    -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $   130,950      283,016        --            490
   Mortality and expense risk charges (note 2)...       (33,304)     (87,850)     (147)       (15,776)
                                                    -----------   ----------    ------     ----------
      Net investment income (loss) ..............        97,646      195,166      (147)       (15,286)
                                                    -----------   ----------    ------     ----------

   Proceeds from mutual fund shares sold ........     1,057,562    5,119,277     5,373      4,058,473
   Cost of mutual fund shares sold ..............    (1,027,075)  (5,103,950)   (5,350)    (5,102,204)
                                                    -----------   ----------    ------     ----------
      Realized gain (loss) on investments .......        30,487       15,327        23     (1,043,731)
   Change in unrealized gain (loss)
      on investments ............................        (2,902)    (327,516)    5,940      1,402,010
                                                    -----------   ----------    ------     ----------
      Net gain (loss) on investments ............        27,585     (312,189)    5,963        358,279
                                                    -----------   ----------    ------     ----------
   Reinvested capital gains .....................            --      160,200        --             --
                                                    -----------   ----------    ------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   125,231       43,177     5,816        342,993
                                                    ===========   ==========    ======     ==========

                                                    GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                                                    ---------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................      1,300       2,763      11,283       14,177
   Mortality and expense risk charges (note 2)...       (868)     (1,941)     (4,597)      (8,695)
                                                     -------      ------      ------     --------
      Net investment income (loss) ..............        432         822       6,686        5,482
                                                     -------      ------      ------     --------

   Proceeds from mutual fund shares sold ........     35,076       2,862       4,110      120,771
   Cost of mutual fund shares sold ..............    (38,318)     (3,273)     (4,148)    (137,980)
                                                     -------      ------      ------     --------
      Realized gain (loss) on investments .......     (3,242)       (411)        (38)     (17,209)
   Change in unrealized gain (loss)
      on investments ............................     14,496      51,775      22,864      145,327
                                                     -------      ------      ------     --------
      Net gain (loss) on investments ............     11,254      51,364      22,826      128,118
                                                     -------      ------      ------     --------
   Reinvested capital gains .....................         --          --          --           --
                                                     -------      ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     11,686      52,186      29,512      133,600
                                                     =======      ======      ======     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    GartIDModAgg   GartIDModCon   GartLgCpVal    GartMyMkt
                                                    ------------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $     9,383        5,818           8,659         84,359
   Mortality and expense risk charges (note 2)...        (5,091)      (2,335)         (9,004)      (176,789)
                                                    -----------       ------        --------    -----------
      Net investment income (loss) ..............         4,292        3,483            (345)       (92,430)
                                                    -----------       ------        --------    -----------

   Proceeds from mutual fund shares sold ........     1,672,137        6,334         280,807     10,657,482
   Cost of mutual fund shares sold ..............    (1,587,883)      (6,065)       (324,822)   (10,657,482)
                                                    -----------       ------        --------    -----------
      Realized gain (loss) on investments .......        84,254          269         (44,015)            --
   Change in unrealized gain (loss)
      on investments ............................        38,893       28,912         233,914             --
                                                    -----------       ------        --------    -----------
      Net gain (loss) on investments ............       123,147       29,181         189,899             --
                                                    -----------       ------        --------    -----------
   Reinvested capital gains .....................            --           --              --             --
                                                    -----------       ------        --------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   127,439       32,664         189,554        (92,430)
                                                    ===========       ======        ========    ===========

                                                     GartMyMktS    GartNWFund   GartValOpp    InvDynam
                                                    ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         50,937       41,380         86             --
   Mortality and expense risk charges (note 2)...       (129,956)     (65,307)    (1,025)       (70,766)
                                                    ------------   ----------    -------     ----------
      Net investment income (loss) ..............        (79,019)     (23,927)      (939)       (70,766)
                                                    ------------   ----------    -------     ----------

   Proceeds from mutual fund shares sold ........    313,240,851      553,046     10,236      1,611,591
   Cost of mutual fund shares sold ..............   (313,240,851)  (1,088,304)   (10,232)    (3,747,012)
                                                    ------------   ----------    -------     ----------
      Realized gain (loss) on investments .......             --     (535,258)         4     (2,135,421)
   Change in unrealized gain (loss)
      on investments ............................             --    1,720,268     31,029      3,917,838
                                                    ------------   ----------    -------     ----------
      Net gain (loss) on investments ............             --    1,185,010     31,033      1,782,417
                                                    ------------   ----------    -------     ----------
   Reinvested capital gains .....................             --           --         --             --
                                                    ------------   ----------    -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (79,019)   1,161,083     30,094      1,711,651
                                                    ============   ==========    =======     ==========

                                                     InvSmCoGr    InvTotRet     JanBal       JanIntl
                                                    -----------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --      5,788        22,646         3,743
   Mortality and expense risk charges (note 2)...        (6,675)    (4,513)      (15,804)       (5,245)
                                                    -----------   --------    ----------   -----------
      Net investment income (loss) ..............        (6,675)     1,275         6,842        (1,502)
                                                    -----------   --------    ----------   -----------

   Proceeds from mutual fund shares sold ........     5,723,756     86,008     1,464,820    46,423,258
   Cost of mutual fund shares sold ..............    (5,683,537)  (109,274)   (1,432,346)  (46,037,280)
                                                    -----------   --------    ----------   -----------
      Realized gain (loss) on investments .......        40,219    (23,266)       32,474       385,978
   Change in unrealized gain (loss)
      on investments ............................        61,304     72,307       132,944        31,646
                                                    -----------   --------    ----------   -----------
      Net gain (loss) on investments ............       101,523     49,041       165,418       417,624
                                                    -----------   --------    ----------   -----------
   Reinvested capital gains .....................            --         --            --            --
                                                    -----------   --------    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $    94,848     50,316       172,260       416,122
                                                    ===========   ========    ==========   ===========

                                                      JanWorld      JanFund      Jan20Fd    JanWrldwde
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................         7,097           --      110,433       92,249
   Mortality and expense risk charges (note 2)...       (14,075)    (128,527)    (279,142)    (123,473)
                                                    -----------   ----------   ----------   ----------
      Net investment income (loss) ..............        (6,978)    (128,527)    (168,709)     (31,224)
                                                    -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........    18,032,991    1,834,657    3,596,979    1,823,448
   Cost of mutual fund shares sold ..............   (17,881,907)  (3,920,762)  (7,047,430)  (2,886,680)
                                                    -----------   ----------   ----------   ----------
      Realized gain (loss) on investments .......       151,084   (2,086,105)  (3,450,451)  (1,063,232)
   Change in unrealized gain (loss)
      on investments ............................       126,405    4,853,657    8,216,691    3,051,655
                                                    -----------   ----------   ----------   ----------
      Net gain (loss) on investments ............       277,489    2,767,552    4,766,240    1,988,423
                                                    -----------   ----------   ----------   ----------
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       270,511    2,639,025    4,597,531    1,957,199
                                                    ===========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         LazSmCap    MFSStratIncA    NWBdIx    NWIntIndx
                                                       -----------   ------------   -------   -----------
Investment activity:
   Reinvested dividends ............................   $        --       37,460       5,594         3,757
   Mortality and expense risk charges (note 2) .....       (26,117)      (8,239)     (1,864)       (2,582)
                                                       -----------     --------     -------   -----------
      Net investment income (loss) .................       (26,117)      29,221       3,730         1,175
                                                       -----------     --------     -------   -----------

   Proceeds from mutual fund shares sold ...........     3,334,959      175,917      83,586    25,529,281
   Cost of mutual fund shares sold .................    (3,452,413)    (171,366)    (82,947)  (25,290,411)
                                                       -----------     --------     -------   -----------
      Realized gain (loss) on investments ..........      (117,454)       4,551         639       238,870
   Change in unrealized gain (loss)
      on investments ...............................       823,380       37,811      (2,945)       20,252
                                                       -----------     --------     -------   -----------
      Net gain (loss) on investments ...............       705,926       42,362      (2,306)      259,122
                                                       -----------     --------     -------   -----------
   Reinvested capital gains ........................            --           --          --            67
                                                       -----------     --------     -------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   679,809       71,583       1,424       260,364
                                                       ===========     ========     =======   ===========

                                                       NWLgCapGr   NWMdCpMkt   NWSP500Indx     NWSmCap
                                                       ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ............................         --       1,346        28,772            --
   Mortality and expense risk charges (note 2) .....     (2,964)     (3,387)      (32,793)      (16,081)
                                                       --------     -------    ----------    ----------
      Net investment income (loss) .................     (2,964)     (2,041)       (4,021)      (16,081)
                                                       --------     -------    ----------    ----------

   Proceeds from mutual fund shares sold ...........    699,694      50,703     2,123,805     4,589,784
   Cost of mutual fund shares sold .................   (687,821)    (47,474)   (2,562,430)   (4,265,389)
                                                       --------     -------    ----------    ----------
      Realized gain (loss) on investments ..........     11,873       3,229      (438,625)      324,395
   Change in unrealized gain (loss)
      on investments ...............................     39,317      88,456     1,083,044        73,718
                                                       --------     -------    ----------    ----------
      Net gain (loss) on investments ...............     51,190      91,685       644,419       398,113
                                                       --------     -------    ----------    ----------
   Reinvested capital gains ........................         --       4,169            --        28,030
                                                       --------     -------    ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     48,226      93,813       640,398       410,062
                                                       ========     =======    ==========    ==========

                                                       NWSmCapIx    NBEFGuard    NBEFPart      NBETGen
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $     858        9,149        1,476           --
   Mortality and expense risk charges (note 2) .....      (1,582)     (40,588)     (56,945)     (97,694)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................        (724)     (31,439)     (55,469)     (97,694)
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     343,738      847,720      772,190    8,594,734
   Cost of mutual fund shares sold .................    (330,975)  (1,451,692)  (1,192,772)  (7,325,777)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      12,763     (603,972)    (420,582)   1,268,957
   Change in unrealized gain (loss)
      on investments ...............................      32,295    1,529,560    1,761,525      970,033
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      45,058      925,588    1,340,943    2,238,990
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................       4,624           --           --        5,247
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  48,958      894,149    1,285,474    2,146,543
                                                       =========   ==========   ==========   ==========

                                                       NBETGuard    NBETPart    NBLtdMat   OppCapApA
                                                       ---------   ----------   --------   ---------
Investment activity:
   Reinvested dividends ............................        606            --     49,361         --
   Mortality and expense risk charges (note 2) .....     (3,437)       (2,339)   (18,261)    (9,820)
                                                        -------    ----------   --------   --------
      Net investment income (loss) .................     (2,831)       (2,339)    31,100     (9,820)
                                                        -------    ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     47,908     3,007,813    475,489    149,094
   Cost of mutual fund shares sold .................    (68,234)   (2,958,510)  (474,861)  (186,476)
                                                        -------    ----------   --------   --------
      Realized gain (loss) on investments ..........    (20,326)       49,303        628    (37,382)
   Change in unrealized gain (loss)
      on investments ...............................    105,324        44,024    (14,778)   294,416
                                                        -------    ----------   --------   --------
      Net gain (loss) on investments ...............     84,998        93,327    (14,150)   257,034
                                                        -------    ----------   --------   --------
   Reinvested capital gains ........................         --            --         --         --
                                                        -------    ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     82,167        90,988     16,950    247,214
                                                        =======    ==========   ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppChpInc     OppGlob     OppStrInc   PhxBalFd
                                                       ---------   -----------   ---------   --------
Investment activity:
   Reinvested dividends ............................     $2,136        113,200      8,134      17,668
   Mortality and expense risk charges (note 2) .....       (289)      (162,345)    (1,818)    (10,783)
                                                         ------    -----------   --------    --------
      Net investment income (loss) .................      1,847        (49,145)     6,316       6,885
                                                         ------    -----------   --------    --------

   Proceeds from mutual fund shares sold ...........        603     28,853,736    136,910     100,603
   Cost of mutual fund shares sold .................       (595)   (29,119,206)  (127,554)   (129,057)
                                                         ------    -----------   --------    --------
      Realized gain (loss) on investments ..........          8       (265,470)     9,356     (28,454)
   Change in unrealized gain (loss)
      on investments ...............................      3,546      5,097,672      8,698     154,952
                                                         ------    -----------   --------    --------
      Net gain (loss) on investments ...............      3,554      4,832,202     18,054     126,498
                                                         ------    -----------   --------    --------
   Reinvested capital gains ........................         --             --         --          --
                                                         ------    -----------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $5,401      4,783,057     24,370     133,383
                                                         ======    ===========   ========    ========

                                                       PimTotRet      PIntEq     PVoyager    StComStk
                                                       ---------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ............................     64,257          5,098        --           --
   Mortality and expense risk charges (note 2) .....    (25,898)        (1,565)     (173)     (42,927)
                                                       --------    -----------    ------    ---------
      Net investment income (loss) .................     38,359          3,533      (173)     (42,927)
                                                       --------    -----------    ------    ---------

   Proceeds from mutual fund shares sold ...........    414,517     18,744,561     6,224      919,295
   Cost of mutual fund shares sold .................   (405,212)   (18,645,246)   (5,743)    (976,776)
                                                       --------    -----------    ------    ---------
      Realized gain (loss) on investments ..........      9,305         99,315       481      (57,481)
   Change in unrealized gain (loss)
      on investments ...............................     (4,858)        18,002     2,773    1,222,510
                                                       --------    -----------    ------    ---------
      Net gain (loss) on investments ...............      4,447        117,317     3,254    1,165,029
                                                       --------    -----------    ------    ---------
   Reinvested capital gains ........................     40,962             --        --           --
                                                       --------    -----------    ------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     83,768        120,850     3,081    1,122,102
                                                       ========    ===========    ======    =========

                                                       StrMidCap   StrGrInc     StLCap       TemForFd
                                                       ---------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $     --        306            --       121,977
   Mortality and expense risk charges (note 2) .....     (1,258)    (1,510)      (26,339)      (72,078)
                                                       --------     ------    ----------   -----------
      Net investment income (loss) .................     (1,258)    (1,204)      (26,339)       49,899
                                                       --------     ------    ----------   -----------

   Proceeds from mutual fund shares sold ...........     30,445      8,382       552,668    49,285,801
   Cost of mutual fund shares sold .................    (36,994)    (9,443)   (1,473,225)  (48,020,633)
                                                       --------     ------    ----------   -----------
      Realized gain (loss) on investments ..........     (6,549)    (1,061)     (920,557)    1,265,168
   Change in unrealized gain (loss)
      on investments ...............................     31,194     31,118     1,401,047       513,393
                                                       --------     ------    ----------   -----------
      Net gain (loss) on investments ...............     24,645     30,057       480,490     1,778,561
                                                       --------     ------    ----------   -----------
   Reinvested capital gains ........................         --         --            --            --
                                                       --------     ------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 23,387     28,853       454,151     1,828,460
                                                       ========     ======    ==========   ===========

                                                       VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                                                       -------   -----   ------------   ---------
Investment activity:
   Reinvested dividends ............................    1,394      --          820            --
   Mortality and expense risk charges (note 2) .....     (885)    (14)        (220)          (33)
                                                       ------     ---       ------        ------
      Net investment income (loss) .................      509     (14)         600           (33)
                                                       ------     ---       ------        ------

   Proceeds from mutual fund shares sold ...........    1,112      12        9,233         1,315
   Cost of mutual fund shares sold .................   (1,066)    (12)      (8,438)       (1,201)
                                                       ------     ---       ------        ------
      Realized gain (loss) on investments ..........       46      --          795           114
   Change in unrealized gain (loss)
      on investments ...............................   36,313     413        4,156           688
                                                       ------     ---       ------        ------
      Net gain (loss) on investments ...............   36,359     413        4,951           802
                                                       ------     ---       ------        ------
   Reinvested capital gains ........................       --      --          194            --
                                                       ------     ---       ------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   36,868     399        5,745           769
                                                       ======     ===       ======        ======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                        Total                     ACGroI
                                             --------------------------   ----------------------
                                                 2003           2002         2003        2002
                                             ------------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss)...........   $    109,807      (364,596)   (101,945)    (120,074)
   Realized gain (loss) on investments....    (14,319,039)  (23,922,638)   (894,845)    (652,069)
   Change in unrealized gain (loss) on
      investments.........................     73,799,490   (38,720,455)  2,615,812   (2,201,236)
   Reinvested capital gains...............        612,375       378,518          --           --
                                             ------------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     60,202,633   (62,629,171)  1,619,022   (2,973,379)
                                             ------------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     51,428,794    47,270,054     350,769      568,402
   Transfers between funds................             --            --       5,237     (294,212)
   Redemptions (note 3)...................    (44,107,614)  (43,713,986)   (979,115)  (1,188,146)
   Annuity benefits.......................         (9,368)      (12,734)     (9,088)     (11,258)
   Annual contract maintenance charges
      (note 2)............................       (420,342)     (459,266)    (13,844)     (15,174)
   Contingent deferred sales charges
      (note 2)............................       (463,152)     (488,776)     (6,805)      (5,782)
   Adjustments to maintain reserves.......       (446,118)      383,982     (27,987)      (3,494)
                                             ------------   -----------   ---------   ----------
         Net equity transactions..........      5,982,200     2,979,274    (680,833)    (949,664)
                                             ------------   -----------   ---------   ----------

Net change in contract owners' equity.....     66,184,833   (59,649,897)    938,189   (3,923,043)
Contract owners' equity beginning of
   period ................................    261,873,293   321,523,190   7,571,854   11,494,897
                                             ------------   -----------   ---------   ----------
Contract owners' equity end of period ....   $328,058,126   261,873,293   8,510,043    7,571,854
                                             ============   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................     19,078,676    18,935,656     202,293      195,078
                                             ------------   -----------   ---------   ----------
   Units purchased........................     88,072,091    20,025,983      67,694       12,430
   Units redeemed.........................    (86,232,528)  (19,882,963)    (70,785)      (5,215)
                                             ------------   -----------   ---------   ----------
   Ending units...........................     20,918,239    19,078,676     199,202      202,293
                                             ============   ===========   =========   ==========

                                                    ACIncGroA             ACIncGroI
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss)...........       12,804        (111)     29,860          814
   Realized gain (loss) on investments....      316,565    (246,231)   (279,800)    (324,190)
   Change in unrealized gain (loss) on
      investments.........................      242,365     (62,812)  1,831,969   (1,365,646)
   Reinvested capital gains...............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting froms
         operations.......................      571,734    (309,154)  1,582,029   (1,689,022)
                                             ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      439,510     566,009     642,430      830,448
   Transfers between funds................      961,723     (71,995)    (97,530)    (771,976)
   Redemptions (note 3)...................   (1,182,405)    (79,336)   (880,104)    (948,147)
   Annuity benefits.......................           --          --          --           --
   Annual contract maintenance charges
      (note 2)............................           --          --     (12,229)     (14,091)
   Contingent deferred sales charges
      (note 2)............................       (1,364)       (649)    (14,737)     (10,637)
   Adjustments to maintain reserves.......          (51)        (74)         39         (191)
                                             ----------   ---------   ---------   ----------
         Net equity transactions..........      217,413     413,955    (362,131)    (914,594)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity.....      789,147     104,801   1,219,898   (2,603,616)
Contract owners' equity beginning of
   period ................................    1,297,583   1,192,782   5,992,253    8,595,869
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    2,086,730   1,297,583   7,212,151    5,992,253
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units........................      202,500     147,837     459,146      524,128
                                             ----------   ---------   ---------   ----------
   Units purchased........................      977,912      66,195      67,034       60,657
   Units redeemed.........................     (925,741)    (11,532)    (94,244)    (125,639)
                                             ----------   ---------   ---------   ----------
   Ending units...........................      254,671     202,500     431,936      459,146
                                             ==========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACIntlGrA           ACIntlGrI
                                             ---------------------   ---------------------
                                                 2003        2002       2003       2002
                                             -----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss)...........   $    (1,547)   (1,475)     (7,178)    (11,032)
   Realized gain (loss) on investments....       243,684   (40,319)   (120,643)   (808,290)
   Change in unrealized gain (loss)
      on investments......................        43,865    56,764     513,418     413,978
   Reinvested capital gains...............            --        --          --          --
                                             -----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       286,002    14,970     385,597    (405,344)
                                             -----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............        98,450   101,012     231,574     247,284
   Transfers between funds................       456,789   (28,629)     36,661    (274,190)
   Redemptions (note 3)...................       (18,393)  (21,618)   (166,196)   (215,745)
   Annuity benefits.......................            --        --          --          --
   Annual contract maintenance charges
      (note 2)............................            --        --      (3,503)     (4,058)
   Contingent deferred sales charges
      (note 2)............................          (277)     (175)     (3,736)     (2,633)
   Adjustments to maintain reserves.......           (15)       (8)      1,020      (2,095)
                                             -----------   -------   ---------   ---------
         Net equity transactions..........       536,554    50,582      95,820    (251,437)
                                             -----------   -------   ---------   ---------

Net change in contract owners' equity.....       822,556    65,552     481,417    (656,781)
Contract owners' equity beginning of
   period.................................       238,617   173,065   1,585,693   2,242,474
                                             -----------   -------   ---------   ---------
Contract owners' equity end of period.....   $ 1,061,173   238,617   2,067,110   1,585,693
                                             ===========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units........................        47,760    27,565     109,800     123,761
                                             -----------   -------   ---------   ---------
   Units purchased........................     6,623,702    26,904     118,124      14,228
   Units redeemed.........................    (6,499,461)   (6,709)   (112,261)    (28,189)
                                             -----------   -------   ---------   ---------
   Ending units...........................       172,001    47,760     115,663     109,800
                                             ===========   =======   =========   =========

                                                    ACSTGvtI                ACUltraI
                                             ---------------------   -----------------------
                                                2003        2002        2003         2002
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss)...........      29,447      61,964     (212,334)    (196,634)
   Realized gain (loss) on investments....      25,018      44,554     (859,069)    (493,633)
   Change in unrealized gain (loss) on
      investments.........................     (61,527)     10,831    4,660,185   (4,618,288)
   Reinvested capital gains...............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      (7,062)    117,349    3,588,782   (5,308,555)
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     836,406     583,354    1,446,805    1,800,441
   Transfers between funds................    (518,344)  1,508,199       13,188   (1,532,374)
   Redemptions (note 3)...................    (870,873)   (499,347)  (1,939,426)  (1,986,037)
   Annuity benefits.......................          --          --           --           --
   Annual contract maintenance charges
      (note 2)............................      (3,258)     (2,826)     (25,507)     (29,798)
   Contingent deferred sales charges
      (note 2)............................      (6,889)     (4,981)     (24,193)     (31,411)
   Adjustments to maintain reserves.......     (14,273)     14,673      (10,321)      10,389
                                             ---------   ---------   ----------   ----------
         Net equity transactions..........    (577,231)  1,599,072     (539,454)  (1,768,790)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity.....    (584,293)  1,716,421    3,049,328   (7,077,345)
Contract owners' equity beginning of
   period.................................   4,038,133   2,321,712   15,470,323   22,547,668
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period.....   3,453,840   4,038,133   18,519,651   15,470,323
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units........................     209,853     111,419    1,204,587    1,276,469
                                             ---------   ---------   ----------   ----------
   Units purchased........................     126,753     117,405      273,305       75,333
   Units redeemed.........................    (142,503)    (18,971)    (227,970)    (147,215)
                                             ---------   ---------   ----------   ----------
   Ending units...........................     194,103     209,853    1,249,922    1,204,587
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    CSEmGro              CSGIFixI             DeHYBd             DryABonds
                                            ----------------------  ------------------  -----------------  --------------------
                                               2003        2002        2003      2002     2003     2002       2003       2002
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (38,328)    (41,075)    94,454   32,776   36,233    34,960     91,353    101,107
   Realized gain (loss) on investments ...    (464,529)   (589,776)    26,049       32  (29,559) (258,204)    25,251    (18,932)
   Change in unrealized gain (loss)
      on investments .....................   1,550,107    (604,838)   (17,797)   2,994  100,802   211,921      7,309     96,495
   Reinvested capital gains ..............          --          --         --       --       --        --         --         --
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,047,250  (1,235,689)   102,706   35,802  107,476   (11,323)   123,913    178,670
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     254,581     275,281    109,549   38,907   20,459    13,747    411,662    328,188
   Transfers between funds ...............     413,698    (393,721)   277,196  409,823  178,351   (97,655)   (50,635)   485,859
   Redemptions (note 3) ..................    (399,532)   (441,860)   (92,573) (49,424) (25,999)  (24,208)  (296,763)  (449,709)
   Annuity benefits ......................          --          --         --       --       --        --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (5,163)     (5,791)    (1,307)    (823)    (539)     (391)    (4,409)    (3,602)
   Contingent deferred sales charges
      (note 2) ...........................      (3,480)     (3,487)    (1,497)    (864)     (66)      (39)    (5,592)    (3,417)
   Adjustments to maintain reserves ......           4         (61)        15        8     (242)     (782)   (13,704)    13,722
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
         Net equity transactions .........     260,108    (569,639)   291,383  397,627  171,964  (109,328)    40,559    371,041
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------

Net change in contract owners' equity ....   1,307,358  (1,805,328)   394,089  433,429  279,440  (120,651)   164,472    549,711
Contract owners' equity beginning
   of period .............................   2,418,674   4,224,002    623,027  189,598  282,951   403,602  3,290,077  2,740,366
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
Contract owners' equity end of period ....  $3,726,032   2,418,674  1,017,116  623,027  562,391   282,951  3,454,549  3,290,077
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     263,436     317,127     50,344   16,666   28,131    39,799    228,069    202,272
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Units purchased .......................      81,121      26,379     84,914   37,019   35,718     1,484     63,860     34,977
   Units redeemed ........................     (61,693)    (80,070)   (62,514)  (3,341) (20,521)  (13,152)   (60,096)    (9,180)
                                            ----------  ----------  ---------  -------  -------  --------  ---------  ---------
   Ending units ..........................     282,864     263,436     72,744   50,344   43,328    28,131    231,833    228,069
                                            ==========  ==========  =========  =======  =======  ========  =========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    DryApp                DryBal             DryELead            Dry3dCen
                                            ---------------------  --------------------  ----------------  --------------------
                                               2003        2002       2003       2002      2003     2002      2003       2002
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $    8,296    (14,868)     1,909     13,019     (763)    (754)   (13,992)   (16,977)
   Realized gain (loss) on investments ...    (192,175)  (481,924)   (42,988)   (81,870)     (66)  (1,486)  (301,025)  (418,597)
   Change in unrealized gain (loss)
      on investments .....................     863,838   (281,628)   292,139   (209,671)  23,426  (13,214)   549,605    (69,490)
   Reinvested capital gains ..............          --      1,515         --         --       --       --         --         --
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     679,959   (776,905)   251,060   (278,522)  22,597  (15,454)   234,588   (505,064)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,036,068    833,966    393,833    217,519      436      436    149,487    151,914
   Transfers between funds ...............     417,468     21,093    144,585    (41,701)  24,008   (5,409)   (60,511)  (392,823)
   Redemptions (note 3) ..................    (330,764)  (342,460)  (102,503)  (144,727)  (1,276)    (706)   (86,436)  (139,303)
   Annuity benefits ......................          --         --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (4,341)    (4,344)    (1,851)    (1,944)      --       --     (2,204)    (2,740)
   Contingent deferred sales charges
      (note 2) ...........................      (5,997)    (4,673)    (1,504)      (765)      --       --       (580)    (1,695)
   Adjustments to maintain reserves ......     (12,831)    12,600         23       (147)      (1)      (4)       (26)       (48)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........   1,099,603    516,182    432,583     28,235   23,167   (5,683)      (270)  (384,695)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....   1,779,562   (260,723)   683,643   (250,287)  45,764  (21,137)   234,318   (889,759)
Contract owners' equity beginning
   of period .............................   3,081,601  3,342,324  1,294,706  1,544,993   54,785   75,922  1,005,117  1,894,876
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $4,861,163  3,081,601  1,978,349  1,294,706  100,549   54,785  1,239,435  1,005,117
                                            ==========  =========  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     345,694    310,248    151,031    150,473    7,585    8,292     84,912    128,466
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     204,521     45,583     70,144        816    2,643       54     47,666     17,402
   Units redeemed ........................     (68,089)   (10,137)   (23,332)      (258)    (127)    (761)   (38,086)   (60,956)
                                            ----------  ---------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................     482,126    345,694    197,843    151,031   10,101    7,585     94,492     84,912
                                            ==========  =========  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    Dry500Ix               EvInc            FedEqInc            FedHiYId
                                            -----------------------  -----------------  ----------------  -------------------
                                                2003        2002       2003     2002      2003     2002      2003      2002
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Investment activity:
   Net investment income (loss) ..........  $   (12,694)    (51,965)   7,649     7,343      873      147    109,505    63,982
   Realized gain (loss) on investments ...     (841,313)   (687,138) (10,698)  (45,137)   6,778   (9,622)   152,337  (142,772)
   Change in unrealized gain (loss)
      on investments .....................    4,687,800  (4,131,211) 191,783   (83,680)   9,564    2,529     26,700    67,220
   Reinvested capital gains ..............           --          --       --        --       --       --         --        --
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,833,793  (4,870,314) 188,734  (121,474)  17,215   (6,946)   288,542   (11,570)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,910,528   2,229,748   86,198    72,578   15,295   47,939    373,598   205,858
   Transfers between funds ...............       34,121  (1,319,364)  53,955    69,904   13,332    2,728    546,136   350,525
   Redemptions (note 3) ..................   (2,110,022) (2,231,437) (55,808) (146,338)     (37) (15,148)  (359,824)  (99,856)
   Annuity benefits ......................           --          --       --        --       --       --         --        --
   Annual contract maintenance charges
      (note 2) ...........................      (35,411)    (40,063)  (1,415)   (1,510)      --       --     (1,397)     (908)
   Contingent deferred sales charges
      (note 2) ...........................      (33,166)    (23,407)    (457)     (491)      --       --     (2,754)   (1,693)
Adjustments to maintain reserves .........          206        (382)    (124)       16      (18)      (2)        44       (55)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
         Net equity transactions .........     (233,744) (1,384,905)  82,349    (5,841)  28,572   35,517    555,803   453,871
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------

Net change in contract owners' equity ....    3,600,049  (6,255,219) 271,083  (127,315)  45,787   28,571    844,345   442,301
Contract owners' equity beginning
   of period .............................   14,693,857  20,949,076  596,162   723,477   59,545   30,974    949,594   507,293
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
Contract owners' equity end of period ....  $18,293,906  14,693,857  867,245   596,162  105,332   59,545  1,793,939   949,594
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

CHANGES IN UNITS:
   Beginning units .......................      723,651     789,038   35,669    37,440    9,824    4,072    109,902    58,130
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Units purchased .......................      151,119     110,364    9,404    65,440   10,211    7,076    470,314    59,650
   Units redeemed ........................     (162,124)   (175,751)  (5,083)  (67,211)  (5,868)  (1,324)  (409,526)   (7,878)
                                            -----------  ----------  -------  --------  -------  -------  ---------  --------
   Ending units ..........................      712,646     723,651   39,990    35,669   14,167    9,824    170,690   109,902
                                            ===========  ==========  =======  ========  =======  =======  =========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                FedIntInc            FedBdFd             FidABalA            FidABalT
                                            -----------------  --------------------  ----------------  --------------------
                                              2003      2002      2003       2002      2003     2002      2003       2002
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  9,011    5,553    117,938    119,597    8,832   10,899      7,953     11,511
   Realized gain (loss) on investments ...       829        5     10,463    (27,034)  (9,984) (37,228)   (64,177)   (58,819)
   Change in unrealized gain (loss)
      on investments .....................     1,133    5,908    124,604     25,879  115,015  (51,658)   232,305    (82,636)
   Reinvested capital gains ..............        --       --         --         --       --       --         --         --
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,973   11,466    253,005    118,442  113,863  (77,987)   176,081   (129,944)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    55,855   76,791    218,248    246,680   63,310  225,060    197,696    154,784
   Transfers between funds ...............    38,326    3,059     (3,346)   289,071   27,819  (79,429)   (77,721)   (10,957)
   Redemptions (note 3) ..................    (7,579)      --   (514,824)  (293,930) (60,158) (51,284)  (150,794)  (148,374)
   Annuity benefits ......................        --       --         --         --       --       --         --         --
   Annual contract maintenance charges
      (note 2) ...........................        --       --     (2,559)    (2,083)      --       --     (2,264)    (2,173)
   Contingent deferred sales charges
      (note 2) ...........................      (464)      --     (3,910)    (3,999)    (909)    (555)    (2,695)      (771)
Adjustments to maintain reserves .........       (18)      (4)    (1,828)      (636)     (50)     (32)       (14)       (20)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
         Net equity transactions .........    86,120   79,846   (308,219)   235,103   30,012   93,760    (35,792)    (7,511)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------

Net change in contract owners' equity ....    97,093   91,312    (55,214)   353,545  143,875   15,773    140,289   (137,455)
Contract owners' equity beginning
   of period .............................   183,786   92,474  2,314,552  1,961,007  676,669  660,896  1,066,341  1,203,796
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
Contract owners' equity end of period ....  $280,879  183,786  2,259,338  2,314,552  820,544  676,669  1,206,630  1,066,341
                                            ========  =======  =========  =========  =======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units .......................    15,511    8,388    184,343    164,544   81,046   71,335     85,330     86,449
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Units purchased .......................     8,690    7,123     52,379     26,813   12,717   13,279     20,355     38,092
   Units redeemed ........................    (1,590)      --    (76,079)    (7,014)  (9,429)  (3,568)   (22,464)   (39,211)
                                            --------  -------  ---------  ---------  -------  -------  ---------  ---------
   Ending units ..........................    22,611   15,511    160,643    184,343   84,334   81,046     83,221     85,330
                                            ========  =======  =========  =========  =======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAEGroA            FidAEqIncA            FidAEqIncT          FidAGrOppA
                                            --------------------  --------------------  --------------------  ----------------
                                               2003       2002       2003       2002       2003       2002      2003     2002
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........  $   (7,917)   (4,328)       573     (1,777)   (11,084)   (17,957)  (2,532)    (940)
   Realized gain (loss) on investments ...      61,172   (78,675)   (81,616)  (166,197)   (78,570)  (157,857) (10,753) (67,873)
   Change in unrealized gain (loss)
      on investments .....................     152,950   (70,832)   711,463   (162,432)   783,347   (354,218)  93,819     (759)
   Reinvested capital gains ..............          --        --         --      2,100         --      4,161       --       --
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     206,205  (153,835)   630,420   (328,306)   693,693   (525,871)  80,534  (69,572)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     291,741   270,271    778,064    786,013    327,728    300,874   97,362  136,176
   Transfers between funds ...............     155,389    61,099    180,445    283,953    261,807    553,882   23,220   (6,812)
   Redemptions (note 3) ..................     (35,345)  (38,173)  (149,935)  (136,499)  (428,467)  (337,620) (36,534) (35,234)
   Annuity benefits ......................          --        --         --         --         --         --       --       --
   Annual contract maintenance charges
      (note 2) ...........................          --        --         --         --     (5,002)    (4,654)      --       --
   Contingent deferred sales charges
      (note 2) ...........................        (207)     (178)    (2,799)    (1,267)    (2,911)    (2,753)    (439)     (53)
   Adjustments to maintain reserves ......         (17)      (21)       (78)       (65)        (6)       (61)     (40)     (22)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
         Net equity transactions .........     411,561   292,998    805,697    932,135    153,149    509,668   83,569   94,055
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------

Net change in contract owners' equity ....     617,766   139,163  1,436,117    603,829    846,842    (16,203) 164,103   24,483
Contract owners' equity beginning
   of period .............................     508,932   369,769  1,864,143  1,260,314  2,512,751  2,528,954  226,006  201,523
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
Contract owners' equity end of period ....  $1,126,698   508,932  3,300,260  1,864,143  3,359,593  2,512,751  390,109  226,006
                                            ==========  ========  =========  =========  =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units .......................     103,982    51,875    207,180    116,878    173,217    145,153   41,447   28,345
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Units purchased .......................     415,236    57,490    338,513    100,519     50,833     36,010   22,467   16,193
   Units redeemed ........................    (343,159)   (5,383)  (257,918)   (10,217)   (41,324)    (7,946)  (7,973)  (3,091)
                                            ----------  --------  ---------  ---------  ---------  ---------  -------  -------
   Ending units ..........................     176,059   103,982    287,775    207,180    182,726    173,217   55,941   41,447
                                            ==========  ========  =========  =========  =========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidAGrOppT             FidAHiIncT
                                            ----------------------  --------------------
                                               2003        2002        2003       2002
                                            ----------  ----------  ---------  ---------
Investment activity:
   Net investment income (loss) ..........  $  (46,739)    (37,876)   337,715    161,035
   Realized gain (loss) on investments ...    (769,879)   (667,296)   619,244   (534,370)
   Change in unrealized gain (loss)
      on investments .....................   1,816,523    (512,932)   187,231    257,102
   Reinvested capital gains ..............          --          --         --         --
                                            ----------  ----------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     999,905  (1,218,104) 1,144,190   (116,233)
                                            ----------  ----------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     353,221     458,603    510,066    173,101
   Transfers between funds ...............      23,563    (373,605)   363,050    341,895
   Redemptions (note 3) ..................    (407,028)   (486,370)  (435,445)  (327,836)
   Annuity benefits ......................          --          --         --         --
   Annual contract maintenance charges
      (note 2) ...........................      (8,852)     (9,967)    (3,090)    (2,501)
   Contingent deferred sales charges
      (note 2) ...........................      (3,371)     (4,889)    (3,175)    (2,427)
   Adjustments to maintain reserves ......          15         (96)    (1,147)       157
                                            ----------  ----------  ---------  ---------
         Net equity transactions .........     (42,452)   (416,324)   430,259    182,389
                                            ----------  ----------  ---------  ---------

Net change in contract owners' equity ....     957,453  (1,634,428) 1,574,449     66,156
Contract owners' equity beginning
   of period .............................   3,712,674   5,347,102  2,304,935  2,238,779
                                            ----------  ----------  ---------  ---------
Contract owners' equity end of period ....  $4,670,127   3,712,674  3,879,384  2,304,935
                                            ==========  ==========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................     375,670     414,206    222,978    198,014
                                            ----------  ----------  ---------  ---------
   Units purchased .......................      75,218      44,031    939,071     34,674
   Units redeemed ........................     (80,478)    (82,567)  (892,662)    (9,710)
                                            ----------  ----------  ---------  ---------
   Ending units ..........................     370,410     375,670    269,387    222,978
                                            ==========  ==========  =========  =========

                                                   FidAOvA               FidAsMgr
                                            --------------------  ---------------------
                                               2003       2002       2003       2002
                                            ----------  --------  ---------  ----------
Investment activity:
   Net investment income (loss) ..........         (89)     (814)    53,900      88,824
   Realized gain (loss) on investments ...     336,667    45,514   (152,583)   (379,881)
   Change in unrealized gain (loss)
      on investments .....................      34,682     1,451    719,171    (220,692)
   Reinvested capital gains ..............          --        --         --          --
                                            ----------  --------  ---------  ----------
      Net increase (decrease) in
         contract owners' equity resulting
         from operations .................     371,260    46,151    620,488    (511,749)
                                            ----------  --------  ---------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      19,222   129,728    255,200     270,823
   Transfers between funds ...............     223,416  (191,661)   255,241    (224,808)
   Redemptions (note 3) ..................      (8,080)   (1,681)  (701,901)   (714,496)
   Annuity benefits ......................          --        --         --          --
   Annual contract maintenance charges
      (note 2) ...........................          --        --     (5,999)     (5,911)
   Contingent deferred sales charges
      (note 2) ...........................          --        --     (3,830)     (5,487)
   Adjustments to maintain reserves ......           5        (4)       (22)        (54)
                                            ----------  --------  ---------  ----------
         Net equity transactions .........     234,563   (63,618)  (201,311)   (679,933)
                                            ----------  --------  ---------  ----------

Net change in contract owners' equity ....     605,823   (17,467)   419,177  (1,191,682)
Contract owners' equity beginning
   of period .............................      25,233    42,700  4,075,286   5,266,968
                                            ----------  --------  ---------  ----------
Contract owners' equity end of period ....     631,056    25,233  4,494,463   4,075,286
                                            ==========  ========  =========  ==========

CHANGES IN UNITS:
   Beginning units .......................       4,402     5,894    242,946     284,944
                                            ----------  --------  ---------  ----------
   Units purchased .......................   8,153,103     3,043     37,101      17,015
   Units redeemed ........................  (8,080,096)   (4,535)   (48,379)    (59,013)
                                            ----------  --------  ---------  ----------
   Ending units ..........................      77,409     4,402    231,668     242,946
                                            ==========  ========  =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidCapInc              FidEqInc
                                             ------------------   -----------------------
                                               2003       2002       2003         2002
                                             --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ 42,610    31,816       29,263       21,814
   Realized gain (loss) on investments ...    (16,901)  (42,842)    (502,672)    (733,598)
   Change in unrealized gain (loss)
      on investments .....................    165,265    (7,025)   2,533,317   (1,376,424)
   Reinvested capital gains ..............         --        --      188,952       33,265
                                             --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    190,974   (18,051)   2,248,860   (2,054,943)
                                             --------   -------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --        --      533,026      544,583
   Transfers between funds ...............         --    (6,852)     784,021      (47,536)
   Redemptions (note 3) ..................    (48,322)  (71,111)  (1,388,708)  (1,635,695)
   Annuity benefits ......................         --      (319)        (280)        (912)
   Annual contract maintenance charges
      (note 2) ...........................       (944)     (944)     (14,834)     (15,206)
   Contingent deferred sales charges
      (note 2) ...........................         (5)       --       (6,658)      (4,707)
   Adjustments to maintain reserves ......         25       (72)         590        1,575
                                             --------   -------   ----------   ----------
         Net equity transactions .........    (49,246)  (79,298)     (92,843)  (1,157,898)
                                             --------   -------   ----------   ----------

Net change in contract owners' equity ....    141,728   (97,349)   2,156,017   (3,212,841)
Contract owners' equity beginning
   of period .............................    538,152   635,501    8,303,118   11,515,959
                                             --------   -------   ----------   ----------
Contract owners' equity end of period ....   $679,880   538,152   10,459,135    8,303,118
                                             ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     12,054    13,985      121,343      137,625
                                             --------   -------   ----------   ----------
   Units purchased .......................         --        --       24,190        7,787
   Units redeemed ........................       (964)   (1,931)     (26,371)     (24,069)
                                             --------   -------   ----------   ----------
   Ending units ..........................     11,090    12,054      119,162      121,343
                                             ========   =======   ==========   ==========

                                                     FidMgln                   FidPurtn
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (91,916)     (161,660)     135,773      186,511
   Realized gain (loss) on investments ...     (938,021)     (284,790)    (211,446)    (552,259)
   Change in unrealized gain (loss)
      on investments .....................    5,246,074    (7,001,988)   1,782,367     (778,339)
   Reinvested capital gains ..............           --            --      172,637           --
                                             ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,216,137    (7,448,438)   1,879,331   (1,144,087)
                                             ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,068,218     1,593,150      483,171      567,574
   Transfers between funds ...............     (565,454)   (2,238,101)     238,084      (39,764)
   Redemptions (note 3) ..................   (2,751,954)   (3,237,148)  (1,773,479)  (2,058,306)
   Annuity benefits ......................           --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................      (32,851)      (38,000)     (12,760)     (13,356)
   Contingent deferred sales charges
      (note 2) ...........................      (35,033)      (41,121)     (30,827)     (23,042)
   Adjustments to maintain reserves ......         (423)          587           74         (150)
                                             ----------   -----------   ----------   ----------
         Net equity transactions .........   (2,317,497)   (3,960,633)  (1,095,737)  (1,567,044)
                                             ----------   -----------   ----------   ----------

Net change in contract owners' equity ....    1,898,640   (11,409,071)     783,594   (2,711,131)
Contract owners' equity beginning
   of period .............................   19,908,044    31,317,115    9,927,580   12,638,711
                                             ----------   -----------   ----------   ----------
Contract owners' equity end of period ....   21,806,684    19,908,044   10,711,174    9,927,580

CHANGES IN UNITS:
   Beginning units .......................      941,898     1,116,333      455,032      526,520
                                             ----------   -----------   ----------   ----------
   Units purchased .......................       85,715        71,585       43,909       26,511
   Units redeemed ........................     (190,184)     (246,020)     (91,903)     (97,999)
                                             ----------   -----------   ----------   ----------
   Ending units ..........................      837,429       941,898      407,038      455,032
                                             ==========   ===========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                  FidVIPHI             FranMutSer
                                             -----------------   ---------------------
                                               2003      2002       2003        2002
                                             -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ 3,337     6,567      12,472      (2,103)
   Realized gain (loss) on investments ...      (687)  (20,457)   (168,378)   (123,372)
   Change in unrealized gain (loss)
      on investments .....................    10,294    14,918   1,256,592    (503,328)
   Reinvested capital gains ..............        --        --          --      58,850
                                             -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    12,944     1,028   1,100,686    (569,953)
                                             -------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --        --     916,633   1,102,952
   Transfers between funds ...............        --        --     370,961     795,574
   Redemptions (note 3) ..................        --   (20,496)   (613,679)   (439,527)
   Annuity benefits ......................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (30)      (24)     (3,858)     (3,356)
   Contingent deferred sales charges
      (note 2) ...........................        --        --      (4,806)     (5,278)
   Adjustments to maintain reserves ......        (6)       (4)     (5,151)      5,003
                                             -------   -------   ---------   ---------
         Net equity transactions .........       (36)  (20,524)    660,100   1,455,368
                                             -------   -------   ---------   ---------

Net change in contract owners' equity ....    12,908   (19,496)  1,760,786     885,415
Contract owners' equity beginning
   of period .............................    50,542    70,038   4,163,804   3,278,389
                                             -------   -------   ---------   ---------
Contract owners' equity end of period ....   $63,450    50,542   5,924,590   4,163,804
                                             =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     2,911     4,118     380,780     261,828
                                             -------   -------   ---------   ---------
   Units purchased .......................        --        --     166,681     141,314
   Units redeemed ........................        (2)   (1,207)   (110,475)    (22,362)
                                             -------   -------   ---------   ---------
   Ending units ..........................     2,909     2,911     436,986     380,780
                                             =======   =======   =========   =========

                                                  FranSmCapGr            FranBSInv
                                             ---------------------   -------------------
                                                2003        2002        2003       2002
                                             ----------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ..........      (13,995)    (8,797)     (5,093)     (922)
   Realized gain (loss) on investments ...      176,271   (225,959)      3,387    (7,383)
   Change in unrealized gain (loss)
      on investments .....................      247,509    (64,115)    217,960   (37,279)
   Reinvested capital gains ..............           --         --       7,293     3,138
                                             ----------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      409,785   (298,871)    223,547   (42,446)
                                             ----------   --------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      451,066    312,589     358,076   271,221
   Transfers between funds ...............      177,718     51,358     152,369    48,717
   Redemptions (note 3) ..................      (63,652)   (51,739)    (66,640)  (31,973)
   Annuity benefits ......................           --         --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,336)      (359)     (2,346)     (906)
   Adjustments to maintain reserves ......          (34)       (66)        (10)      (25)
                                             ----------   --------   ---------   -------
         Net equity transactions .........      563,762    311,783     441,449   287,034
                                             ----------   --------   ---------   -------

Net change in contract owners' equity ....      973,547     12,912     664,996   244,588
Contract owners' equity beginning
   of period .............................      866,959    854,047     489,094   244,506
                                             ----------   --------   ---------   -------
Contract owners' equity end of period ....    1,840,506    866,959   1,154,090   489,094
                                             ==========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      185,549    127,318      42,332    19,653
                                             ----------   --------   ---------   -------
   Units purchased .......................    1,578,627     65,479      45,858    24,740
   Units redeemed ........................   (1,475,157)    (7,248)    (10,249)   (2,061)
                                             ----------   --------   ---------   -------
   Ending units ..........................      289,019    185,549      77,941    42,332
                                             ==========   ========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GartBond                GartGvtBd            GartGrowA           GartGrow
                                            ----------------------   ---------------------   --------------   ---------------------
                                               2003         2002        2003        2002       2003    2002      2003        2002
                                            ----------   ---------   ---------   ---------   -------   ----   ----------   --------
Investment activity:
   Net investment income (loss)...........  $   97,646      94,798     195,166     139,341      (147)   --       (15,286)   (14,950)
   Realized gain (loss) on investments....      30,487      34,620      15,327      34,873        23    --    (1,043,731)  (421,274)
   Change in unrealized gain (loss)
      on investments......................      (2,902)     46,659    (327,516)     94,438     5,940    --     1,402,010     29,722
   Reinvested capital gains...............          --          --     160,200     122,950        --    --            --         --
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     125,231     176,077      43,177     391,602     5,816    --       342,993   (406,502)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     286,162     245,651   1,068,979     747,152     7,254    --       228,627    172,329
   Transfers between funds................       5,642     466,139    (598,886)  4,035,288   331,982    --       126,780    (81,224)
   Redemptions (note 3)...................    (481,052)   (401,023)   (955,905)   (505,792)      (80)   --      (137,141)  (176,709)
   Annuity benefits ......................          --          --          --          --        --    --            --         --
   Annual contract maintenance charges
      (note 2)............................      (3,487)     (3,250)     (6,302)     (3,735)      (20)   --        (2,871)    (3,349)
   Contingent deferred sales charges
      (note 2)............................      (3,557)     (6,481)    (18,338)     (4,669)       --    --        (1,663)    (1,962)
   Adjustments to maintain reserves.......        (203)       (226)     (4,004)        340         9    --            22         90
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
         Net equity transactions..........    (196,495)    300,810    (514,456)  4,268,584   339,145    --       213,754    (90,825)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------

Net change in contract owners' equity.....     (71,264)    476,887    (471,279)  4,660,186   344,961    --       556,747   (497,327)
Contract owners' equity beginning
   of period..............................   2,548,030   2,071,143   7,158,033   2,497,847        --    --       952,382   1,449,70
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
Contract owners' equity end of period.....  $2,476,766   2,548,030   6,686,754   7,158,033   344,961    --     1,509,129    952,382
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

CHANGES IN UNITS:
   Beginning units........................      78,906      69,075     507,979     197,497        --    --        32,539     36,571
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Units purchased........................      38,314      13,374     398,189     340,178    34,468    --       930,473      8,117
   Units redeemed.........................     (44,525)     (3,543)   (432,651)    (29,696)     (559)   --      (902,650)   (12,149)
                                            ----------   ---------   ---------   ---------   -------   ---    ----------   --------
   Ending units...........................      72,695      78,906     473,517     507,979    33,909    --        60,362     32,539
                                            ==========   =========   =========   =========   =======   ===    ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITJPBal           GartlDAgg          GartlDCon            GartlDMod
                                             ------------------   ----------------   -----------------   -------------------
                                               2003       2002      2003     2002      2003      2002       2003       2002
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Investment activity:
   Net investment income (loss)...........   $    432       658       822      (41)    6,686     8,170       5,482     4,206
   Realized gain (loss) on investments....     (3,242)   (3,081)     (411)     (35)      (38)   (9,222)    (17,209)   (1,095)
   Change in unrealized gain (loss)
      on investments......................     14,496   (10,106)   51,775      287    22,864    (6,737)    145,327   (39,326)
   Reinvested capital gains...............         --        --        --       --        --        --          --        --
      Net increase (decrease) in contract    --------   -------   -------   ------   -------   -------   ---------   -------
         owners' equity resulting from
         operations.......................     11,686   (12,529)   52,186      211    29,512    (7,789)    133,600   (36,215)
                                             --------   -------   -------   ------   -------   -------   ---------   -------

 Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     35,894    18,290   124,293   73,242   336,339   363,517     517,631   165,006
   Transfers between funds................      9,829    13,061   149,468       --   105,217   (23,488)     59,523   124,487
   Redemptions (note 3)...................    (24,519)  (33,720)   (1,086)      --    (8,333)   (7,537)    (85,103)   (7,164)
   Annuity benefits ......................         --        --        --       --        --        --          --        --
   Annual contract maintenance charges
      (note 2)............................       (130)      (97)       --       --        --        --          --        --
   Contingent deferred sales charges
      (note 2)............................       (429)       --        --       --        --        --      (1,775)       --
   Adjustments to maintain reserves.......         (5)      (11)      (25)     (12)      (39)       (9)        (32)      (15)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
         Net equity transactions..........     20,640    (2,477)  272,650   73,230   433,184   332,483     490,244   282,314
                                             --------   -------   -------   ------   -------   -------   ---------   -------

Net change in contract owners' equity.....     32,326   (15,006)  324,836   73,441   462,696   324,694     623,844   246,099
Contract owners' equity beginning
   of period..............................     66,041    81,047    84,519   11,078   324,890       196     433,241   187,142
                                             --------   -------   -------   ------   -------   -------   ---------   -------
Contract owners' equity end of period.....   $ 98,367    66,041   409,355   84,519   787,586   324,890   1,057,085   433,241
                                             ========   =======   =======   ======   =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units........................      7,874     8,363    12,677    1,341    32,226        19      52,794    20,377
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Units purchased........................      6,230     6,471    34,718   11,336    41,858    34,740      71,388    33,200
   Units redeemed.........................     (4,095)   (6,960)     (301)      --      (792)   (2,533)    (15,083)     (783)
                                             --------   -------   -------   ------   -------   -------   ---------   -------
   Ending units...........................     10,009     7,874    47,094   12,677    73,292    32,226     109,099    52,794
                                             ========   =======   =======   ======   =======   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GartIDModAgg         GartIDModCon         GartLgCpVal             GartMyMkt
                                             -------------------  -------------------  -------------------  ----------------------
                                                2003       2002      2003       2002      2003      2002       2003        2002
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........   $    4,292      363       3,483      611       (345)   (2,521)    (92,430)    (28,067)
   Realized gain (loss) on investments ...       84,254      152         269     (839)   (44,015)  (53,657)         --          --
   Change in unrealized gain (loss)
      on investments .....................       38,893   (7,739)     28,912       86    233,914   (50,007)         --          --
   Reinvested capital gains ..............           --       --          --       --         --        --          --          --
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127,439   (7,224)     32,664     (142)   189,554  (106,185)    (92,430)    (28,067)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      531,595  162,728      74,971  103,767    257,003    96,579   1,546,954   2,060,707
   Transfers between funds ...............      603,825        8     645,946  (19,219)   171,452    51,402  (1,097,937)  4,935,918
   Redemptions (note 3) ..................       (1,069)    (827)     (6,810)  (1,290)   (73,404)  (57,624) (4,103,385) (7,492,203)
   Annuity benefits ......................           --       --          --       --         --        --          --        (245)
   Annual contract maintenance charges
      (note 2) ...........................           --       --          --       --       (939)     (637)    (22,285)    (23,424)
   Contingent deferred sales charges
      (note 2) ...........................           --       --          --       --       (487)     (499)    (50,921)   (115,962)
   Adjustments to maintain reserves ......          (26)     (12)        (25)      (5)       (18)      (48)   (209,215)    209,041
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
         Net equity transactions .........    1,134,325  161,897     714,082   83,253    353,607    89,173  (3,936,789)   (426,168)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------

Net change in contract owners' equity ....    1,261,764  154,673     746,746   83,111    543,161   (17,012) (4,029,219)   (454,235)
Contract owners' equity beginning
  of period ..............................      156,352    1,679      84,474    1,363    572,276   589,288  14,967,961  15,422,196
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
Contract owners' equity end of period ....   $1,418,116  156,352     831,220   84,474  1,115,437   572,276  10,938,742  14,967,961
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................       21,384      195       9,259      141     64,810    56,771     633,619     659,924
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Units purchased .......................      324,819   21,296      72,045   10,623     66,380    10,292     464,808     371,377
   Units redeemed ........................     (190,921)    (107)       (706)  (1,505)   (31,710)   (2,253)   (625,572)   (397,682)
                                             ----------  -------  ----------  -------  ---------  --------  ----------  ----------
   Ending units ..........................      155,282   21,384      80,598    9,259     99,480    64,810     472,855     633,619
                                             ==========  =======  ==========  =======  =========  ========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GartMyMktS                GartNWFund
                                             -------------------------   ----------------------
                                                 2003          2002         2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (79,019)     (10,772)    (23,927)     (25,987)
   Realized gain (loss) on investments ...             --           --    (535,258)    (767,007)
   Change in unrealized gain (loss)
      on investments .....................             --           --   1,720,268     (271,197)
   Reinvested capital gains ..............             --           --          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        (79,019)     (10,772)  1,161,083   (1,064,191)
                                             ------------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     14,629,178    7,503,123     742,231      745,060
   Transfers between funds ...............     (5,501,087)  (2,427,859)    (96,258)    (200,763)
   Redemptions (note 3) ..................     (6,106,601)  (1,792,738)   (562,388)    (742,086)
   Annuity benefits ......................             --           --          --           --
   Annual contract maintenance charges
      (note 2) ...........................             --           --     (11,724)     (13,287)
   Contingent deferred sales charges
      (note 2) ...........................        (11,374)      (9,355)     (8,321)      (9,811)
   Adjustments to maintain reserves ......           (293)        (152)         69          (87)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........      3,009,823    3,273,019      63,609     (220,974)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....      2,930,804    3,262,247   1,224,692   (1,285,165)
Contract owners' equity beginning
   of period .............................      8,076,213    4,813,966   4,503,257    5,788,422
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $ 11,007,017    8,076,213   5,727,949    4,503,257
                                             ============   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................        767,343      456,054      66,389       78,063
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     31,536,835      423,355      36,190       43,975
   Units redeemed ........................    (31,250,004)    (112,066)    (14,361)     (55,649)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................      1,054,174      767,343      88,218       66,389
                                             ============   ==========   =========   ==========

                                                GartValOpp              InvDynam
                                             ----------------   -----------------------
                                               2003     2002       2003         2002
                                             -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (939)    (170)     (70,766)     (72,736)
   Realized gain (loss) on investments ...         4     (250)  (2,135,421)  (2,145,862)
   Change in unrealized gain (loss)
      on investments .....................    31,029   (6,005)   3,917,838     (305,228)
   Reinvested capital gains ..............        --       --           --           --
                                             -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    30,094   (6,425)   1,711,651   (2,523,826)
                                             -------   ------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    27,521   27,291      785,875      934,434
   Transfers between funds ...............   100,619   16,290      129,888   (1,177,346)
   Redemptions (note 3) ..................    (1,764)     (47)    (490,155)    (665,879)
   Annuity benefits ......................        --       --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       (8,981)     (10,955)
   Contingent deferred sales charges
      (note 2) ...........................       (74)      --       (8,969)      (5,334)
   Adjustments to maintain reserves ......       (12)     (10)        (855)      (2,617)
                                             -------   ------   ----------   ----------
         Net equity transactions .........   126,290   43,524      406,803     (927,697)
                                             -------   ------   ----------   ----------

Net change in contract owners' equity ....   156,384   37,099    2,118,454   (3,451,523)
Contract owners' equity beginning
   of period .............................    40,469    3,370    4,438,708    7,890,231
                                             -------   ------   ----------   ----------
Contract owners' equity end of period ....   196,853   40,469    6,557,162    4,438,708
                                             =======   ======   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................     4,444      313      758,031      857,934
                                             -------   ------   ----------   ----------
   Units purchased .......................    12,363    4,135      432,108      102,722
   Units redeemed ........................      (861)      (4)    (356,963)    (202,625)
                                             -------   ------   ----------   ----------
   Ending units ..........................    15,946    4,444      833,176      758,031
                                             =======   ======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    InvSmCoGr           InvTotRet           JanBal              JanIntl
                                            ----------------------  ----------------  ------------------  --------------------
                                                2003        2002      2003     2002      2003      2002      2003       2002
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Investment activity:
   Net investment income (loss) ..........  $    (6,675)    (4,116)   1,275    1,019      6,842    6,082      (1,502)   (1,093)
   Realized gain (loss) on investments ...       40,219   (149,543) (23,266)  (2,427)    32,474  (17,696)    385,978   158,500
   Change in unrealized gain (loss)
      on investments .....................       61,304     10,388   72,307  (62,044)   132,944  (39,379)     31,646     1,532
   Reinvested capital gains ..............           --         --       --   11,624         --       --          --        --
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       94,848   (143,271)  50,316  (51,828)   172,260  (50,993)    416,122   158,939
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      121,612    224,635   47,334  128,735    559,173  379,193     160,837   152,639
   Transfers between funds ...............     (864,737)   942,947   22,082   22,754   (172,745) 342,274     127,384  (285,609)
   Redemptions (note 3) ..................     (128,133)   (29,264) (74,203)  (6,420)   (45,674) (58,744)    (13,670)   (1,059)
   Annuity benefits ......................           --         --       --       --         --       --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --         --       --       --         --       --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,936)      (336)     (29)     (42)      (856)    (589)         --        (6)
   Adjustments to maintain reserves ......          864     (5,389)     (15)     (28)       (21)     (24)        (11)       (5)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
         Net equity transactions .........     (872,330) 1,132,593   (4,831) 144,999    339,877  662,110     274,540  (134,040)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------

Net change in contract owners' equity ....     (777,482)   989,322   45,485   93,171    512,137  611,117     690,662    24,899
Contract owners' equity beginning
   of period .............................    1,346,521    357,199  366,162  272,991    915,474  304,357      39,797    14,898
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
Contract owners' equity end of period ....  $   569,039  1,346,521  411,647  366,162  1,427,611  915,474     730,459    39,797
                                            ===========  =========  =======  ======== =========  =======  ==========  ========

CHANGES IN UNITS:
   Beginning units .......................      288,252     51,770   44,076   28,394    107,570   33,047       7,960     2,188
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Units purchased .......................      902,814    242,264    8,518   16,320    210,488   80,134   8,672,414     9,538
   Units redeemed ........................   (1,098,972)    (5,782)  (9,545)    (638)  (169,171)  (5,611) (8,570,702)   (3,766)
                                            -----------  ---------  -------  -------  ---------  -------  ----------  --------
   Ending units ..........................       92,094    288,252   43,049   44,076    148,887  107,570     109,672     7,960
                                            ===========  =========  =======  =======  =========  =======  ==========  ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JanWorld                  JanFund
                                             -----------------------   -----------------------
                                                 2003         2002        2003         2002
                                             -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (6,978)     (8,272)    (128,527)    (155,815)
   Realized gain (loss) on investments ...       151,084    (419,406)  (2,086,105)  (2,468,170)
   Change in unrealized gain (loss)
      on investments .....................       126,405     108,304    4,853,657   (1,503,205)
   Reinvested capital gains ..............            --          --           --           --
                                             -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       270,511    (319,374)   2,639,025   (4,127,190)
                                             -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       382,064     365,405      976,026    1,722,048
   Transfers between funds ...............      (224,185)    (80,183)    (724,143)  (1,849,696)
   Redemptions (note 3) ..................       (81,942)    (69,137)  (1,178,410)  (1,537,202)
   Annuity benefits ......................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --          --      (21,901)     (26,534)
   Contingent deferred sales charges
      (note 2) ...........................        (1,751)       (305)     (18,409)     (17,532)
   Adjustments to maintain reserves ......           (60)        (48)     (38,782)      38,497
                                             -----------   ---------   ----------   ----------
         Net equity transactions .........        74,126     215,732   (1,005,619)  (1,670,419)
                                             -----------   ---------   ----------   ----------

Net change in contract owners' equity ....       344,637    (103,642)   1,633,406   (5,797,609)
Contract owners' equity beginning
   of period .............................       954,394   1,058,036    9,380,070   15,177,679
                                             -----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $ 1,299,031     954,394   11,013,476    9,380,070
                                             ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       189,431     153,530      927,009    1,057,293
                                             -----------   ---------   ----------   ----------
   Units purchased .......................     3,541,684      46,316      146,217      134,760
   Units redeemed ........................    (3,518,708)    (10,415)    (232,680)    (265,044)
                                             -----------   ---------   ----------   ----------
   Ending units ..........................       212,407     189,431      840,546      927,009
                                             ===========   =========   ==========   ==========

                                                     Jan20Fd                  JanWrldwde
                                             ------------------------    -----------------------
                                                2003          2002          2003         2002
                                             ----------   -----------    ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (168,709)     (167,536)      (31,224)     (70,672)
   Realized gain (loss) on investments ...   (3,450,451)   (2,456,700)   (1,063,232)    (815,741)
   Change in unrealized gain (loss)
      on investments .....................    8,216,691    (4,920,444)    3,051,655   (3,072,857)
   Reinvested capital gains ..............           --            --            --           --
                                             ----------   -----------    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    4,597,531    (7,544,680)    1,957,199   (3,959,270)
                                             ----------   -----------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,318,493     3,440,927       944,330    1,269,691
   Transfers between funds ...............   (1,956,769)   (3,330,585)   (1,151,130)  (2,071,151)
   Redemptions (note 3) ..................   (2,626,034)   (2,828,817)   (1,115,842)  (1,349,460)
   Annuity benefits ......................           --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................      (51,639)      (61,832)      (19,886)     (25,086)
   Contingent deferred sales charges
      (note 2) ...........................      (38,949)      (35,774)      (15,633)     (15,755)
   Adjustments to maintain reserves ......      (28,985)       28,649            34         (237)
                                             ----------   -----------    ----------   ----------
         Net equity transactions .........   (2,383,883)   (2,787,432)   (1,358,127)  (2,191,998)
                                             ----------   -----------    ----------   ----------

Net change in contract owners' equity ....    2,213,648   (10,332,112)      599,072   (6,151,268)
Contract owners' equity beginning
   of period .............................   20,571,379    30,903,491     9,510,531   15,661,799
                                             ----------   -----------    ----------   ----------
Contract owners' equity end of period ....   22,785,027    20,571,379    10,109,603    9,510,531
                                             ==========   ===========    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,505,246     1,693,929       864,427    1,078,979
                                             ----------   -----------    ----------   ----------
   Units purchased .......................      214,857       238,827        95,375      126,650
   Units redeemed ........................     (352,465)     (427,510)     (214,668)    (341,202)
                                             ----------   -----------    ----------   ----------
   Ending units ..........................    1,367,638     1,505,246       745,134      864,427
                                             ==========   ===========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    LazSmCap             MFSStratIncA           NWBdIx              NWIntIndx
                                             ----------------------   -----------------   -----------------   --------------------
                                                2003         2002       2003      2002      2003      2002       2003        2002
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
Investment activity:
   Net investment income (loss)...........   $  (26,117)    (26,524)   29,221    20,519     3,730     1,775        1,175      (307)
   Realized gain (loss) on investments....     (117,454)   (231,354)    4,551    (8,151)      639     1,136      238,870    60,178
   Change in unrealized gain (loss)
      on investments......................      823,380    (315,413)   37,811    12,183    (2,945)    1,490       20,252       137
   Reinvested capital gains...............           --      67,143        --        --        --       113           67        --
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      679,809    (506,148)   71,583    24,551     1,424     4,514      260,364    60,008
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      346,739     311,448    51,298    33,386   115,870    35,222       15,856      (507)
   Transfers between funds................     (892,470)  1,797,742   240,701    84,327   (39,681)   51,673      421,503   (58,009)
   Redemptions (note 3)...................     (311,522)   (268,161)  (46,402)  (67,668)   (6,726)   (1,294)        (664)       --
   Annuity benefits ......................           --          --        --        --        --        --           --        --
   Annual contract maintenance charges
      (note 2)............................       (2,578)     (2,051)   (1,029)     (686)       --        --           --        --
   Contingent deferred sales charges
      (note 2)............................       (5,073)     (2,845)     (139)      (22)       --        --           --        --
   Adjustments to maintain reserves.......       (1,376)       (265)       27       (43)      (38)      (40)          (7)       (3)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
         Net equity transactions..........     (866,280)  1,835,868   244,456    49,294    69,425    85,561      436,688   (58,519)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------

Net change in contract owners' equity.....     (186,471)  1,329,720   316,039    73,845    70,849    90,075      697,052     1,489
Contract owners' equity beginning
   of period..............................    2,744,647   1,414,927   425,225   351,380   102,628    12,553        3,377     1,888
                                             ----------   ---------   -------   -------   -------   -------    ---------   -------
Contract owners' equity end of period.....   $2,558,176   2,744,647   741,264   425,225   173,477   102,628      700,429     3,377
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units........................      255,464     103,663    39,645    34,722     8,533     1,128          564       257
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Units purchased........................      236,439     168,924    37,935     6,720    11,429     7,514    4,039,245       617
   Units redeemed.........................     (323,349)    (17,123)  (16,042)   (1,797)   (5,818)     (109)  (3,953,546)     (310)
                                             ----------   ---------   -------   -------   -------   -------   ----------   -------
   Ending units...........................      168,554     255,464    61,538    39,645    14,144     8,533       86,263       564
                                             ==========   =========   =======   =======   =======   =======   ==========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   NWLgCapGr           NWMdCpMkt            NWSP500Indx               NWSmCap
                                             -------------------   -----------------   ---------------------   --------------------
                                                2003       2002      2003      2002       2003        2002        2003       2002
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Investment activity:
   Net investment income (loss)...........   $  (2,964)   (2,480)   (2,041)     (918)     (4,021)     (4,608)    (16,081)    (8,674)
   Realized gain (loss) on investments....      11,873   (31,614)    3,229   (15,737)   (438,625)   (419,588)    324,395    (76,753)
   Change in unrealized gain (loss)
      on investments......................      39,317   (25,478)   88,456      (497)  1,083,044    (202,234)     73,718    (93,383)
   Reinvested capital gains...............          --        --     4,169        --          --          --      28,030         --
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................      48,226   (59,572)   93,813   (17,152)    640,398    (626,430)    410,062   (178,810)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     105,157   193,553   105,220   268,670     706,396   1,280,331     298,347    176,121
   Transfers between funds................    (334,908)   (8,507)   18,512    25,134      18,931    (600,153)    891,016    304,152
   Redemptions (note 3)...................     (28,962)   (8,059)  (45,072)  (29,346)   (350,601)   (193,898)   (176,149)   (68,157)
   Annuity benefits ......................          --        --        --        --          --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        (518)     (356)       --        --      (2,066)     (1,564)     (2,065)    (1,146)
   Contingent deferred sales charges
      (note 2)............................      (1,430)      (63)   (1,673)   (1,004)     (1,979)     (2,785)     (2,352)    (1,205)
   Adjustments to maintain reserves.......      (1,693)      (37)      (13)      (14)     (1,954)     (1,206)         43        (59)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
         Net equity transactions..........    (262,354)  176,531    76,974   263,440     368,727     480,725   1,008,840    409,706
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------

Net change in contract owners' equity.....    (214,128)  116,959   170,787   246,288   1,009,125    (145,705)  1,418,902    230,896
Contract owners' equity beginning
   of period..............................     214,128    97,169   262,216    15,928   2,315,159   2,460,864     707,046    476,150
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
Contract owners' equity end of period.....   $      --   214,128   433,003   262,216   3,324,284   2,315,159   2,125,948    707,046
                                             =========   =======   =======   =======   =========   =========   =========   ========

CHANGES IN UNITS:
   Beginning units........................      41,537    13,422    32,942     1,678     374,477     299,497      74,127     39,865
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Units purchased........................      84,844    30,332    14,056    34,103     405,659     103,682     520,278     38,520
   Units redeemed.........................    (126,381)   (2,217)   (6,075)   (2,839)   (356,350)    (28,702)   (440,756)    (4,258)
                                             ---------   -------   -------   -------   ---------   ---------   ---------   --------
   Ending units...........................          --    41,537    40,923    32,942     423,786     374,477     153,649     74,127
                                             =========   =======   =======   =======   =========   =========   =========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 NWSmCapIx           NBEFGuard              NBEFPart                NBETGen
                                            -----------------  ---------------------  ---------------------  ---------------------
                                               2003     2002      2003       2002        2003       2002        2003        2002
                                            ---------  ------  ---------  ----------  ---------  ----------  ----------  ---------
Investment activity:
   Net investment income (loss)...........  $   (724)     130    (31,439)    (18,937)   (55,469)    (59,852)    (97,694)   (74,976)
   Realized gain (loss) on investments....    12,763   (4,698)  (603,972)   (801,139)  (420,582)   (665,403)  1,268,957    288,866
   Change in unrealized gain (loss)
      on investments......................    32,295   (1,261) 1,529,560    (436,477) 1,761,525    (819,044)    970,033   (602,879)
   Reinvested capital gains...............     4,624       --         --          --         --          --       5,247     22,964
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    48,958   (5,829)   894,149  (1,256,553) 1,285,474  (1,544,299)  2,146,543   (366,025)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    87,806   45,811    130,934     136,810    302,207     312,054   1,422,422  1,325,545
   Transfers between funds................   111,006    7,027   (299,624)   (197,629)   104,703    (207,907)  1,219,170  1,838,690
   Redemptions (note 3)...................    (2,114)  (1,737)  (511,602)   (645,259)  (540,024)   (869,970) (1,152,522)  (641,510)
   Annuity benefits.......................        --       --         --          --         --          --          --         --
   Annual contract maintenance charges
      (note 2)............................        --       --     (4,382)     (5,056)    (7,328)     (8,737)     (7,399)    (6,379)
   Contingent deferred sales charges
      (note 2)............................       (22)     (39)    (3,344)     (8,100)    (5,989)     (6,605)     (8,793)    (7,291)
   Adjustments to maintain reserves.......       (17)      (9)        10         (65)        12         (85)       (754)       306
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
         Net equity transactions..........   196,659   51,053   (688,008)   (719,299)  (146,419)   (781,250)  1,472,124  2,509,361
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Net change in contract owners' equity.....   245,617   45,224    206,141  (1,975,852) 1,139,055  (2,325,549)  3,618,667  2,143,336
Contract owners' equity beginning
   of period..............................    53,271    8,047  3,058,980   5,034,832  3,917,971   6,243,520   6,601,375  4,458,039
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
Contract owners' equity end of period.....  $298,888   53,271  3,265,121   3,058,980  5,057,026   3,917,971  10,220,042  6,601,375
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========
CHANGES IN UNITS:
   Beginning units........................     7,171      846    241,595     291,417    209,534     247,749     507,180    327,635
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Units purchased........................    60,384    6,526     14,784       9,654     37,028      15,572     736,660    209,810
   Units redeemed.........................   (39,610)    (201)   (63,044)    (59,476)   (44,899)    (53,787)   (637,834)   (30,265)
                                            --------   ------  ---------  ----------  ---------  ----------  ----------  ---------
   Ending units...........................    27,945    7,171    193,335     241,595    201,663     209,534     606,006    507,180
                                            ========   ======  =========  ==========  =========  ==========  ==========  =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                NBETGuard            NBETPart           NBLtdMat             OppCapApA
                                            -----------------  -----------------  --------------------  -------------------
                                              2003      2002      2003     2002      2003       2002       2003      2002
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Investment activity:
   Net investment income (loss)...........  $ (2,831)  (1,160)   (2,339)  (1,738)    31,100     41,376     (9,820)   (5,160)
   Realized gain (loss) on investments....   (20,326) (11,371)   49,303  (16,106)       628      9,010    (37,382)  (51,879)
   Change in unrealized gain (loss)
      on investments......................   105,324  (82,554)   44,024  (28,867)   (14,778)    (2,627)   294,416   (97,520)
   Reinvested capital gains...............        --       --        --       --         --         --         --        --
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    82,167  (95,085)   90,988  (46,711)    16,950     47,759    247,214  (154,559)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    33,986  144,191    15,886   76,939     90,872     85,388    439,879   316,577
   Transfers between funds................    10,878   (7,517)  (20,275) (39,931)   137,722    277,933    344,731    57,784
   Redemptions (note 3)...................   (35,883) (23,394)   (9,859) (28,186)  (112,921)  (340,016)   (29,293)  (36,961)
   Annuity benefits.......................        --       --        --       --         --         --         --        --
   Annual contract maintenance charges
      (note 2)............................        --       --        --       --     (1,539)    (1,367)        --        --
   Contingent deferred sales charges
      (note 2)............................      (332)    (383)     (424)    (404)      (818)    (3,666)      (836)     (231)
   Adjustments to maintain reserves.......       (28)     (23)        5      (12)       127        151        (25)      (31)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
         Net equity transactions..........     8,621  112,874   (14,667)   8,406    113,443     18,423    754,456   337,138
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Net change in contract owners' equity.....    90,788   17,789    76,321  (38,305)   130,393     66,182  1,001,670   182,579
Contract owners' equity beginning
   of period..............................   259,236  241,447   147,302  185,607  1,263,616  1,197,434    563,983   381,404
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
Contract owners' equity end of period.....  $350,024  259,236   223,623  147,302  1,394,009  1,263,616  1,565,653   563,983
                                            ========  =======  ========  =======  =========  =========  =========  ========
CHANGES IN UNITS:
   Beginning units........................    39,007   26,591    20,457   19,125     89,370     87,855     98,464    48,520
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Units purchased........................     7,311   14,608   385,831    1,957     42,696      2,247    140,074    54,432
   Units redeemed.........................    (6,825)  (2,192) (383,171)    (625)   (34,643)      (732)   (25,330)   (4,488)
                                            --------  -------  --------  -------  ---------  ---------  ---------  --------
   Ending units...........................    39,493   39,007    23,117   20,457     97,423     89,370    213,208    98,464
                                            ========  =======  ========  =======  =========  =========  =========  ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                OppChpInc              OppGlob               OppStrInc           PhxBalFd
                                             --------------   ------------------------   ----------------   ------------------
                                               2003    2002      2003          2002        2003     2002      2003      2002
                                             -------   ----   ----------   -----------   -------   ------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $ 1,847    --       (49,145)     (166,307)    6,316    3,476     6,885     10,061
   Realized gain (loss) on investments ...         8    --      (265,470)   (1,646,191)    9,356      (71)  (28,454)   (94,925)
   Change in unrealized gain (loss)
      on investments .....................     3,546    --     5,097,672    (1,692,420)    8,698      666   154,952    (35,078)
   Reinvested capital gains ..............        --    --            --            --        --       --        --         --
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     5,401    --     4,783,057    (3,504,918)   24,370    4,071   133,383   (119,942)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,716    --     1,760,899     1,757,398    92,221   57,490    92,830    206,721
   Transfers between funds ...............    43,246    --       863,002       (93,294)   32,598   10,430    83,246    (85,829)
   Redemptions (note 3) ..................      (618)   --    (1,241,656)   (1,553,334)   (7,219)      --   (73,464)  (110,504)
   Annuity benefits ......................        --    --            --            --        --       --        --         --
   Annual contract maintenance charges
      (note 2) ...........................        --    --       (16,247)      (17,236)       --       --    (1,678)    (1,491)
   Contingent deferred sales charges
      (note 2) ...........................        --    --       (10,448)      (14,552)     (158)      --      (247)      (696)
   Adjustments to maintain reserves ......         4    --       (69,176)       70,251        94      (95)       --        (25)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
         Net equity transactions .........    68,348    --     1,286,374       149,233   117,536   67,825   100,687      8,176
                                             -------   ---    ----------   -----------   -------   ------   -------   --------

Net change in contract owners' equity ....    73,749    --     6,069,431    (3,355,685)  141,906   71,896   234,070   (111,766)
Contract owners' equity beginning
   of period .............................        --    --    11,057,926    14,413,611    95,479   23,583   757,712    869,478
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
Contract owners' equity end of period ....   $73,749    --    17,127,357    11,057,926   237,385   95,479   991,782    757,712
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units .......................        --    --       645,872     1,741,535     8,948    2,330    48,209     48,287
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Units purchased .......................     6,620    --     3,943,435    15,191,684    21,635    6,618    12,185      1,396
   Units redeemed ........................       (57)   --    (3,789,894)  (16,287,347)  (11,786)      --    (6,488)    (1,474)
                                             -------   ---    ----------   -----------   -------   ------   -------   --------
   Ending units ..........................     6,563    --       799,413       645,872    18,797    8,948    53,906     48,209
                                             =======   ===    ==========   ===========   =======   ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    PimTotRet               PIntEq           PVoyager           StComStk
                                             ----------------------   -----------------   -------------   ---------------------
                                                2003         2002        2003      2002    2003    2002      2003        2002
                                             ----------   ---------   ----------   ----   ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   38,359      25,891        3,533    --      (173)   --      (42,927)    (37,526)
   Realized gain (loss) on investments ...        9,305       2,148       99,315    --       481    --      (57,481)   (327,504)
   Change in unrealized gain (loss)
      on investments .....................       (4,858)      4,497       18,002    --     2,773    --    1,222,510    (374,314)
   Reinvested capital gains ..............       40,962      50,695           --    --        --    --           --          --
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................       83,768      83,231      120,850    --     3,081    --    1,122,102    (739,344)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      715,052     819,973        5,771    --    10,690    --      662,430     533,822
   Transfers between funds ...............      140,216     532,087      183,951    --    64,090    --      (71,121)    327,704
   Redemptions (note 3) ..................     (155,867)    (83,872)      (3,708)   --    (1,897)   --     (383,098)   (353,951)
   Annuity benefits ......................           --          --           --    --        --    --           --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --           --    --        --    --       (3,354)     (3,058)
   Contingent deferred sales charges
      (note 2) ...........................       (2,866)       (593)          --    --        --    --       (5,190)     (4,353)
   Adjustments to maintain reserves ......         (297)       (825)           2    --         7    --       (2,535)     (1,330)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
         Net equity transactions .........      696,238   1,266,770      186,016    --    72,890    --      197,132     498,834
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------

Net change in contract owners' equity ....      780,006   1,350,001      306,866    --    75,971    --    1,319,234    (240,510)
Contract owners' equity beginning
   of period .............................    1,793,691     443,690           --    --        --    --    2,890,786   3,131,296
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
Contract owners' equity end of period ....   $2,573,697   1,793,691      306,866    --    75,971    --    4,210,020   2,890,786
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units .......................      147,395      39,495           --    --        --    --      305,307     264,765
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Units purchased .......................       95,159     114,202    1,711,323    --     6,990    --      137,289      52,348
   Units redeemed ........................      (38,983)     (6,302)  (1,687,092)   --      (535)   --     (109,746)    (11,806)
                                             ----------   ---------   ----------   ---    ------   ---    ---------   ---------
   Ending units ..........................      203,571     147,395       24,231    --     6,455    --      332,850     305,307
                                             ==========   =========   ==========   ===    ======   ===    =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                StrMidCap          StrGrInc             StLCap                   TemForFd
                                            -----------------  ---------------  ---------------------  ----------------------
                                              2003      2002     2003    2002      2003       2002       2003         2002
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........  $ (1,258)    (470)  (1,204)   (610)   (26,339)    (32,950)     49,899      14,773
   Realized gain (loss) on investments ...    (6,549)  (4,376)  (1,061) (3,897)  (920,557) (1,009,637)  1,265,168      16,253
   Change in unrealized gain (loss)
      on investments .....................    31,194  (15,719)  31,118  (4,592) 1,401,047      65,399     513,393    (273,231)
   Reinvested capital gains ..............        --       --       --      --         --          --          --          --
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    23,387  (20,565)  28,853  (9,099)   454,151    (977,188)  1,828,460    (242,205)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    36,200   61,009   17,065  97,165    257,783     335,349     648,009     823,435
   Transfers between funds ...............   120,177    7,109   83,931      --    (83,881)   (443,740)    735,811     184,114
   Redemptions (note 3) ..................   (12,765)  (2,222)  (7,091) (8,797)  (270,877)   (437,722)   (744,639) (1,034,182)
   Annuity benefits ......................        --       --       --      --         --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................        --       --       --      --     (4,739)     (5,541)     (5,834)     (6,174)
   Contingent deferred sales charges
      (note 2) ...........................       (35)      --      (81)    (66)    (3,861)     (6,096)     (4,776)     (8,774)
   Adjustments to maintain reserves ......       (10)      (9)      (9)     (9)         7         (59)       (523)       (219)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
         Net equity transactions .........   143,567   65,887   93,815  88,293   (105,568)   (557,809)    628,048     (41,800)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------

Net change in contract owners' equity ....   166,954   45,322  122,668  79,194    348,583  (1,534,997)  2,456,508    (284,005)
Contract owners' equity beginning
   of period .............................    59,785   14,463   98,434  19,240  1,832,011   3,367,008   4,892,982   5,176,987
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
Contract owners' equity end of period ....  $226,739   59,785  221,102  98,434  2,180,594   1,832,011   7,349,490   4,892,982
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................    18,389    2,739   18,511   2,793    109,741     139,555     397,854     356,734
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Units purchased .......................    42,308   16,144   16,474  17,023     29,918      18,308   5,376,628      61,948
   Units redeemed ........................    (8,257)    (494)  (1,267) (1,305)   (35,317)    (48,122) (5,282,937)    (20,828)
                                            --------  -------  -------  ------  ---------  ----------  ----------  ----------
   Ending units ..........................    52,440   18,389   33,718  18,511    104,342     109,741     491,545     397,854
                                            ========  =======  =======  ======  =========  ==========  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 VKGrInc           VKGro        VKRealEstSec    WRAdSmCap
                                             ---------------   -------------   -------------   ------------
                                               2003     2002    2003    2002    2003    2002   2003    2002
                                             --------   ----   ------   ----   ------   ----   -----   ----
Investment activity:
   Net investment income (loss)...........   $    509    --       (14)   --       600    --      (33)   --
   Realized gain (loss) on investments....         46    --        --    --       795    --      114    --
   Change in unrealized gain (loss)
      on investments......................     36,313    --       413    --     4,156    --      688    --
   Reinvested capital gains...............         --    --        --    --       194    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................     36,868    --       399    --     5,745    --      769    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............    292,332    --    11,919    --    34,858    --      227    --
   Transfers between funds................    146,543    --     6,324    --    31,728    --    8,128    --
   Redemptions (note 3)...................       (895)   --        --    --      (228)   --       --    --
   Annuity benefits.......................         --    --        --    --        --    --       --    --
   Annual contract maintenance charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Contingent deferred sales charges
      (note 2)............................         --    --        --    --        --    --       --    --
   Adjustments to maintain reserves.......         --    --         9    --        (6)   --        1    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
         Net equity transactions..........    437,980    --    18,252    --    66,352    --    8,356    --
                                             --------   ---    ------   ---    ------   ---    -----   ---

Net change in contract owners' equity.....    474,848    --    18,651    --    72,097    --    9,125    --
Contract owners' equity beginning
   of period..............................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
Contract owners' equity end of period.....   $474,848    --    18,651    --    72,097    --    9,125    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units........................         --    --        --    --        --    --       --    --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Units purchased........................     38,314    --     1,518    --     6,411    --      856    --
   Units redeemed.........................        (86)   --        --    --      (756)   --     (109)   --
                                             --------   ---    ------   ---    ------   ---    -----   ---
   Ending units...........................     38,228    --     1,518    --     5,655    --      747    --
                                             ========   ===    ======   ===    ======   ===    =====   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc.-
                  Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Income Advantage Fund - Class T
                  (FidAHiIncT)(formerly Fidelity(R) Advisor High Yield Fund - Class T)
               Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
               Fidelity(R) Asset Manager(TM) (FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)

               Fidelity(R)Puritan(R)Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT J.P Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide(R) Fund - Class D (GartNWFund)
                  (formerly Gartmore Total Return Fund - Class D)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)
               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap) MFS(R)Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R)Bond Index Fund - Class A (NWBdIx) Nationwide(R)International Index Fund - Class A (NWIntIndx) Nationwide(R)Large Cap Growth Fund - Class A (NWLgCapGr)* Nationwide(R)Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R)S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R)Small Cap Fund - Class A (NWSmCap) Nationwide(R)Small Cap Index Fund - Class A (NWSmCapIx)
               Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Large Cap Growth Fund (StLCap)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Growth Fund - Class A (VKGro)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
                  (WRAdSmCap)
               *At December 31, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                  Nationwide Variable Account Options                                          Soloist   Successor
     -------------------------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring .................................................     1.30%       1.20%
     -------------------------------------------------------------------------------------------------------------
     CDSC Options:
        Seven Year CDSC ...................................................................       --       -0.25%
        Five Year CDSC ....................................................................       --       -0.10%
     -------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:
           Initial lowered to $1,000 and subsequent lowered to $25.
        In states other than Oregon .......................................................       --        0.25%
        In Oregon only ....................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Death Benefit Options:
        Five-Year Reset ...................................................................       --        0.05%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        One-Year Enhanced (for contracts issued on or after 1-2-01) ......................        --        0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
        Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01) ......       --        0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders,
           (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
           interest anniversary value.
        One-Year Step Up (for contracts issued prior to 1-2-01) ...........................       --        0.10%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or
           (iii) highest contract value before 86th birthday less surrenders.
     -------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:
           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
           May 1, 2003).
        Option 1 ..........................................................................       --        0.45%
        Option 2 ..........................................................................       --        0.30%
     -------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option .........................................................       --        0.40%
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     -------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges/(1)/: ...............................................     1.30%       2.55%
     -------------------------------------------------------------------------------------------------------------

/(1)/When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                      Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA   ACIntlGrI   ACSTGvtI   ACUltraI
                   ----------   -------   ---------   ---------   ---------   ---------   --------   --------
0.95% ..........   $  207,269     1,374      5,221          --      1,161           --      8,288       8,507
1.00% ..........       10,380        16        276          --         --           --      1,748         235
1.05% ..........        7,765       379        700          --          8           --         --         250
1.10% ..........       42,078       115        608          --        175           --        162       1,714
1.15% ..........        7,492        95          8          --        158           --         --         412
1.20% ..........      263,006     1,354      8,165          --      3,728           --      2,100       7,541
1.25% ..........       46,576       213      1,884          --        654           --        211       1,894
1.30% ..........    2,973,281    97,104        175      82,566         --       22,011     34,975     188,707
1.35% ..........       26,805       350        851          --        112           --         69         776
1.40% ..........       25,493       342      1,784          --         48           --         29         640
1.45% ..........       35,253       472      1,377          --        154           --        643       1,366
1.50% ..........        6,080        49        219          --         58           --          5         144
1.55% ..........        6,408        41        130          --         --           --         --          24
1.60% ..........        1,140        --          7          --          2           --         --           5
1.65% ..........        1,853        13         22          --         --           --        103         105
1.70% ..........          467        28         17          --         --           --         14          --
1.75% ..........          134        --         --          --         --           --          8          --
1.80% ..........          208        --         --          --         --           --         --          --
1.85% ..........        1,645        --         --          --         --           --         --          12
1.90% ..........          395        --         10          --         10           --          4          --
2.05% ..........           15        --         --          --         --           --         --          --
2.10% ..........            6        --         --          --         --           --         --          --
2.25% ..........          171        --         --          --         --           --         --           2
                   ----------   -------     ------      ------      -----       ------     ------     -------
   Totals ......   $3,663,920   101,945     21,454      82,566      6,268       22,011     48,359     212,334
                   ==========   =======     ======      ======      =====       ======     ======     =======

                   CSEmGro   CSGIFixI   DeHYBd   DryABonds   DryApp   DryBal   DryELead   Dry3dCen
                   -------   --------   ------   ---------   ------   ------   --------   --------
0.95% ..........   $    --        --        --         --     7,063    1,511       57         159
1.00% ..........        --        --        --         --       355    1,113       --          --
1.05% ..........        --        --        --         --        --      369       --          --
1.10% ..........        --        --        --         --       637      771       --          21
1.15% ..........        --        --        --         --        --       --       --          35
1.20% ..........        --        --        --         --     4,520      895      669         704
1.25% ..........        --        --        --         --     1,616      291       37         710
1.30% ..........    38,328    12,117     5,847     46,031    28,179   13,034       --      11,858
1.35% ..........        --        --        --         --       776      117       --          95
1.40% ..........        --        --        --         --       367      497       --           7
1.45% ..........        --        --        --         --       758      426       --         283
1.50% ..........        --        --        --         --       164       30       --          --
1.55% ..........        --        --        --         --         1       68       --          --
1.60% ..........        --        --        --         --        --        4       --          --
1.65% ..........        --        --        --         --        39       --       --         102
1.70% ..........        --        --        --         --        26        8       --           6
1.85% ..........        --        --        --         --        --       --       --          12
1.90% ..........        --        --        --         --        57       --       --          --
                   -------    ------     -----     ------    ------   ------      ---      ------
   Totals ......   $38,328    12,117     5,847     46,031    44,558   19,134      763      13,992
                   =======    ======     =====     ======    ======   ======      ===      ======

                   Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
0.95% ..........   $      --      --       173      1,075      1,317       1,421     2,665         --
1.00% ..........         --      --        --         33         37          --        29         --
1.05% ..........         --      --        --          5         --         278        67         --
1.10% ..........         --      --        --        195         54         875     1,884         --
1.15% ..........         --      --        --        200         --          --        --         --
1.20% ..........         --      --       497      3,050         47       1,800     1,607         --
1.25% ..........         --      --       139        514          5         405       504         --
1.30% ..........    209,239   9,002        --     13,597         --      23,629        --     15,191
1.35% ..........         --      --         3         12          8          99       458         --
1.40% ..........         --      --         3        585        924         228        28         --
1.45% ..........         --      --         4        120        249         389       899         --
1.50% ..........         --      --        19         46          1          --       177         --

Continued          Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA   FidABalT
                   --------   -----   --------   --------   ---------   -------   --------   --------
1.55% ..........         --      --       --          --         --          54        --         --
1.60% ..........         --      --       --           4         --          --        --         --
1.65% ..........         --      --       --           2         --          --        --         --
1.70% ..........         --      --       --          13         --          --        17         --
1.75% ..........         --      --       --          --          8          --        --         --
1.85% ..........         --      --       --         142         --          --        --         --
1.90% ..........         --      --       --          --         --          18        --         --
2.05% ..........         --      --       --          --         --          10        --         --
                   --------   -----      ---      ------      -----      ------     -----     ------
   Totals.......   $209,239   9,002      838      19,593      2,650      29,206     8,335     15,191
                   ========   =====      ===      ======      =====      ======     =====     ======

                   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiIncT   FidAOvA   FidAsMgr
                   ---------   ----------   ----------   ----------   ----------   ----------   -------   --------
0.95% ..........     $4,576      12,044           --          815           --        4,333        342         --
1.00% ..........         --          92           --           78           --          168         --         --
1.05% ..........         --         264           --           --           --           --         --         --
1.10% ..........        235       1,741           --          140           --          147         --         --
1.15% ..........         --         305           --           --           --          147         --         --
1.20% ..........      1,788       4,996           --        1,766           --        6,633      3,965         --
1.25% ..........        160       1,631           --          103           --          549        120         --
1.30% ..........         --          47       36,621           --       53,179       31,761         28     55,703
1.35% ..........          9         678           --           81           --        1,281        331         --
1.40% ..........        362       1,036           --           33           --          223         --         --
1.45% ..........        558       1,533           --          508           --          257         44         --
1.50% ..........        110         377           --          105           --           73          1         --
1.55% ..........         --       1,657           --           --           --           --         --         --
1.60% ..........         --          21           --           --           --           --         --         --
1.65% ..........         96          89           --           --           --           --         --         --
1.70% ..........         23           4           --           --           --           10         --         --
1.75% ..........         --           8           --           --           --           --         --         --
1.80% ..........         --           4           --           --           --           --         --         --
1.85% ..........         --          26           --           --           --           --         --         --
1.90% ..........         --           9           --            7           --            1         --         --
                     ------      ------       ------        -----       ------       ------      -----     ------
   Totals ......     $7,917      26,562       36,621        3,636       53,179       45,583      4,831     55,703
                     ======      ======       ======        =====       ======       ======      =====     ======


                   FidCapInc   FidEqInc   FidMgln   FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                   ---------   --------   -------   --------   --------   ----------   -----------   ---------
0.95% ..........     $   --          --        --         --        --       9,210        6,251        2,395
1.00% ..........         --          --        --         --        --         394          337           85
1.05% ..........         --          --        --         --        --          65          466           --
1.10% ..........         --          --        --         --        --       1,637          542          587
1.15% ..........         --          --        --         --        --         205           --          195
1.20% ..........         --          --        --         --        --       4,624        3,346        1,783
1.25% ..........         --          --        --         --        --       1,744        1,731        1,367
1.30% ..........      8,038     113,314   263,582    129,750       749      37,395           67            6
1.35% ..........         --          --        --         --        --         304          260          597
1.40% ..........         --          --        --         --        --          57           71          982
1.45% ..........         --          --        --         --        --       1,717          565          940
1.50% ..........         --          --        --         --        --         240          233           92
1.55% ..........         --          --        --         --        --         127           25            3
1.60% ..........         --          --        --         --        --          13           --           --
1.65% ..........         --          --        --         --        --         125           61           --
1.70% ..........         --          --        --         --        --          21           31           12
1.80% ..........         --          --        --         --        --           4            4           --
1.85% ..........         --          --        --         --        --          --           --           13
1.90% ..........         --          --        --         --        --          27            5           --
                     ------     -------   -------    -------     -----      ------       ------        -----
   Totals ......     $8,038     113,314   263,582    129,750       749      57,909       13,995        9,057
                     ======     =======   =======    =======     =====      ======       ======        =====


                   GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
0.95% ..........    $ 2,460     17,286        20          326        81           94       2,056       2,928
1.00% ..........         --      1,789        --           16        --           11          11          --
1.05% ..........        672         41        --           --        --           --          --          --
1.10% ..........         33      2,491        --           10        --          321          --          19
1.15% ..........        211         --        --           --        --          152          --         748
1.20% ..........      1,008      3,940         6        1,186        32        1,073       2,019       2,653
1.25% ..........        505        222         2            4         1           31           1         349
1.30% ..........     27,766     57,631        94       13,980       734           --         144          --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          GartBond   GartGvtBd   GartGrowA   GartGrow   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                   --------   ---------   ---------   --------   ---------   ---------   ---------   ---------
1.35% ..........        164        553        --          138        --           58           1        266
1.40% ..........          8      3,299        --           19        --          159          --        146
1.45% ..........        458        495        25           97        16            9         365        406
1.50% ..........          3          7        --           --         4           33          --          1
1.55% ..........         --         --        --           --        --           --          --        832
1.60% ..........          4         21        --           --        --           --          --         --
1.65% ..........         --         --        --           --        --           --          --        320
1.70% ..........          4         49        --           --        --           --          --         --
1.75% ..........         --         --        --           --        --           --          --         27
1.90% ..........          7         26        --           --        --           --          --         --
2.05% ..........          1         --        --           --        --           --          --         --
                    -------     ------       ---       ------       ---        -----       -----      -----
   Totals ......    $33,304     87,850       147       15,776       868        1,941       4,597      8,695
                    =======     ======       ===       ======       ===        =====       =====      =====

                   GartIDModAgg   GartIDModCon   GartLgCpVal   GartMyMkt   GartMyMktS   GartNWFund   GartValOpp   InvDynam
                   ------------   ------------   -----------   ---------   ----------   ----------   ----------   --------
0.95% ..........      $1,119            615         1,470            --       11,581         626         337        4,849
1.00% ..........          10             29            --            --          333          76          --          188
1.05% ..........          --             --            --            --          828          --          --          430
1.10% ..........         118             --            --            --        3,611         182          --        1,314
1.15% ..........         233             --            --            --        1,179         259          --          269
1.20% ..........       2,678            254         1,254            --       88,604         777         149        3,995
1.25% ..........         119              1            47            --        6,913         188          47        1,357
1.30% ..........          --             --         6,051       176,789          341      62,996          --       55,192
1.35% ..........         147            240             7            --        9,224           6          74          424
1.40% ..........         198            817            --            --        2,419          24         149        1,054
1.45% ..........         206            379            63            --        2,818         160          76        1,241
1.50% ..........         263             --            67            --          225           3          25          232
1.55% ..........          --             --            --            --          285          --          --          109
1.60% ..........          --             --            --            --           11          --         168           71
1.65% ..........          --             --            45            --            8          10          --           16
1.70% ..........          --             --            --            --            6          --          --           25
1.75% ..........          --             --            --            --           24          --          --           --
1.85% ..........          --             --            --            --        1,376          --          --           --
1.90% ..........          --             --            --            --           17          --          --           --
2.10% ..........          --             --            --            --            6          --          --           --
2.25% ..........          --             --            --            --          147          --          --           --
                      ------          -----         -----       -------      -------      ------       -----       ------
   Totals ......      $5,091          2,335         9,004       176,789      129,956      65,307       1,025       70,766
                      ======          =====         =====       =======      =======      ======       =====       ======

                   InvSmCoGr   InvTotRet   JanBal   JanIntl   JanWorld   JanFund   Jan20Fd   JanWrldwde
                   ---------   ---------   ------   -------   --------   -------   -------   ----------
0.95% ..........    $1,609         662      9,516       --      2,476      4,692     6,015         474
1.00% ..........        58          --        288       --        193        166        53          53
1.05% ..........       198          21         --       43        477        265       747          59
1.10% ..........       310         201        591       --        930      1,611     1,284          28
1.15% ..........        34          --         --       --         47        125       843          --
1.20% ..........     2,989       1,195      2,387    4,662      4,283      3,777     7,423         171
1.25% ..........       294         937        571      114      2,442      1,982     3,013         911
1.30% ..........       103          --         49       36         67    114,331   257,784     121,684
1.35% ..........       319          96        230      246        527        350       269          --
1.40% ..........       313         792        734       63      1,071        299       304          --
1.45% ..........       206         520      1,116       81      1,365        793     1,138          64
1.50% ..........       161          50        205       --         56         64       147          29
1.55% ..........        65          25         --       --          5         26        27          --
1.60% ..........         7          --         --       --         --         --        20          --
1.65% ..........         9          --        112       --         59         19        11          --
1.70% ..........        --          11          5       --         38         15        31          --
1.90% ..........        --          --         --       --         39         12        33          --
2.05% ..........        --           3         --       --         --         --        --          --
                    ------       -----     ------    -----     ------    -------   -------     -------
   Totals ......    $6,675       4,513     15,804    5,245     14,075    128,527   279,142     123,473
                    ======       =====     ======    =====     ======    =======   =======     =======

                   LazSmCap   MFSStratIncA   NWBdIx   NWIntIndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx   NWSmCap
                   --------   ------------   ------   ---------   ---------   ---------   -----------   -------
0.95% ..........    $   921          --        390         --         285       1,404        5,431          296
1.00% ..........         --          --         --         --          --          --          513           27
1.05% ..........         --          --         --         --          --          --          237           --
1.10% ..........        732          --         74         15          --         744        1,594          104
1.15% ..........         --          --         --         --          --          --          429          167
1.20% ..........      1,362          --      1,052      2,478         219         643        8,627        1,597
1.25% ..........        116          --        104         39          51          44        2,074          137
1.30% ..........     22,413       8,239         --         --       1,813          --       10,673       13,311
1.35% ..........        235          --         46         22          --          38        1,059          226
1.40% ..........          3          --         --         --          --          30          220           14
1.45% ..........        181          --        198         24         596         241        1,309          186
1.50% ..........         36          --         --         --          --          38          316           --
1.55% ..........         --          --         --         --          --          --           91           --
1.60% ..........         88          --         --         --          --         166           17           --
1.65% ..........         --          --         --         --          --          31           56           16
1.75% ..........         --          --         --         --          --           8            8           --
1.80% ..........         --          --         --         --          --          --           89           --
1.85% ..........         --          --         --         --          --          --           39           --
1.90% ..........         30          --         --          4          --          --           --           --
2.05% ..........         --          --         --         --          --          --            1           --
2.25% ..........         --          --         --         --          --          --           10           --
                    -------       -----      -----      -----       -----       -----       ------       ------
   Totals ......    $26,117       8,239      1,864      2,582       2,964       3,387       32,793       16,081
                    =======       =====      =====      =====       =====       =====       ======       ======

                   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen   NBETGuard   NBETPart   NBLtdMat   OppCapApA
                   ---------   ---------   --------   -------   ---------   --------   --------   ---------
0.95% ..........     $  292         --          --     10,112       232         711         --      4,743
1.00% ..........         --         --          --        407        34          --         --        245
1.05% ..........         --         --          --         12        --          --         --         50
1.10% ..........         62         --          --      2,378       398          10         --        516
1.15% ..........        183         --          --        256        --          --         --         --
1.20% ..........        608         --          --     10,768     2,210       1,172         --      1,899
1.25% ..........        191         --          --      1,129        52         236         --        508
1.30% ..........         --     40,588      56,945     67,529        --          --     18,261         18
1.35% ..........         19         --          --      1,046       119         114         --        142
1.40% ..........         26         --          --      1,527         4          --         --        661
1.45% ..........        122         --          --      1,037       346          87         --        632
1.50% ..........         64         --          --         91         2          --         --        202
1.55% ..........         --         --          --      1,317        40          --         --         --
1.60% ..........         --         --          --         29        --          --         --         10
1.65% ..........         15         --          --         49        --          --         --        169
1.70% ..........         --         --          --         --        --          --         --          4
1.75% ..........         --         --          --         --        --          --         --         17
1.80% ..........         --         --          --         --        --          --         --          4
1.90% ..........         --         --          --          7        --           9         --         --
                     ------     ------      ------     ------     -----       -----     ------      -----
   Totals ......     $1,582     40,588      56,945     97,694     3,437       2,339     18,261      9,820
                     ======     ======      ======     ======     =====       =====     ======      =====

                   OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
0.95% ..........      $165      10,740      129           --      5,884         --     151        6,455
1.00% ..........        --         394       --           --        130         --      --          220
1.05% ..........        --         651       17           --         --         --      --          134
1.10% ..........        --       2,196       48           --      6,403         --      --          877
1.15% ..........        --         338       --           --        252         --      --           --
1.20% ..........        52      10,262      488           --      4,676      1,344      21        2,806
1.25% ..........        --       1,590      323           --      1,790         51      --        1,146
1.30% ..........        64     132,285       --       10,783        832         --      --       29,741
1.35% ..........         7       1,135      299           --        791        157      --          162
1.40% ..........        --         934      372           --        424         --      --          194
1.45% ..........         1       1,232      142           --      1,672         11       1          986
1.50% ..........        --         261       --           --      1,184          2      --          137
1.55% ..........        --          99       --           --      1,357         --      --           --
1.60% ..........        --         116       --           --        326         --      --           18
1.65% ..........        --          23       --           --         64         --      --           --
1.70% ..........        --          23       --           --         --         --      --           26

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued          OppChpInc   OppGlob   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk
                   ---------   -------   ---------   --------   ---------   ------   --------   --------
1.75% ..........        --          26        --          --          --        --       --          --
1.80% ..........        --          --        --          --         103        --       --          --
1.90% ..........        --          38        --          --          --        --       --          25
2.25% ..........        --           2        --          --          10        --       --          --
                      ----     -------     -----      ------      ------     -----      ---      ------
   Totals ......      $289     162,345     1,818      10,783      25,898     1,565      173      42,927
                      ====     =======     =====      ======      ======     =====      ===      ======

                   StrMidCap   StrGrInc   StLCap   TemForFd   VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                   ---------   --------   ------   --------   -------   -----   ------------   ---------
0.95% ..........     $  368        261        --     6,140      817        9          83           --
1.00% ..........         --         --        --       129       11       --          --           --
1.05% ..........         --         --        --        32       --       --          --           --
1.10% ..........          8         --        --       625       --       --          --           --
1.15% ..........          7         --        --        --       --       --          --           --
1.20% ..........        674      1,050        --     6,807       29        4          32           33
1.25% ..........        131         43        --       237       16       --          35           --
1.30% ..........         --         --    26,339    55,845       --       --          --           --
1.35% ..........          1          7        --       572       --        1           1           --
1.40% ..........         --         --        --       952       --       --          18           --
1.45% ..........         69        112        --       679       12       --          18           --
1.50% ..........         --         --        --        28       --       --           1           --
1.60% ..........         --         12        --        --       --       --          --           --
1.65% ..........         --         --        --        32       --       --          32           --
1.85% ..........         --         25        --        --       --       --          --           --
                     ------      -----    ------    ------      ---      ---         ---          ---
   Totals ......     $1,258      1,510    26,339    72,078      885       14         220           33
                     ======      =====    ======    ======      ===      ===         ===          ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $682,509 and $445,912, respectively, and total transfers from the Account to the fixed account were $1,094,025 and $6,156,773, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $123,234 and $263,595 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
        2003 ............   0.95% to 1.70%    199,202   $ 5.82 to  5.66     $ 8,425,454       0.00%      23.23% to  22.30%
        2002 ............   0.95% to 1.70%    202,293     4.62 to 57.97       7,497,188       0.00%     -27.39% to -26.83%
        2001 ............   0.95% to 1.70%    195,078     6.37 to 79.51      11,383,722       0.00%     -20.06% to -19.45%
        2000 ............   0.95% to 1.65%    186,166     7.97 to 99.06      14,987,298       0.00%     -20.31% to -15.81% (a)
        1999 ............       1.30%         153,919        117.67          18,111,321       0.00%            32.93%

     American Century Income & Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    254,671     8.25 to 7.97        2,086,730       2.02%      28.10% to  26.88%
        2002 ............   0.95% to 1.90%    202,500     6.28 to 6.44        1,297,583       1.21%     -21.13% to -20.37%
        2001 ............   0.95% to 1.70%    147,837     7.99 to 8.09        1,192,789       0.89%     -10.20% to  -9.51%
        2000 ............   0.95% to 1.50%     67,190     8.91 to 8.94          600,044       0.68%     -10.93% to -10.60% (a) (b)

     American Century Income & Growth Fund - Investor Class
        2003 ............       1.30%         431,936         16.70           7,212,151       1.70%           27.94%
        2002 ............       1.30%         459,146         13.05           5,992,253       1.31%          -20.42%
        2001 ............       1.30%         524,128         16.40           8,595,867       1.04%           -9.57%
        2000 ............       1.30%         539,511         18.14           9,784,698       0.92%          -11.69%
        1999 ............       1.30%         534,684         20.54          10,981,114       1.10%           16.42%

     American Century International Growth Fund - Advisor Class
        2003 ............   0.95% to 1.90%    172,001     6.22 to 6.00        1,061,173       0.73%      23.92% to  22.74%
        2002 ............   0.95% to 1.90%     47,760     4.89 to 5.02          238,617       0.67%     -21.01% to -20.24%
        2001 ............   0.95% to 1.50%     27,565     6.24 to 6.29          173,061       0.17%     -28.10% to -27.69%
        2000 ............   0.95% to 1.45%     13,960     8.67 to 8.70          121,449       0.00%     -13.25% to -12.96% (a) (b)

     American Century International Growth Fund - Investor Class
        2003 ............       1.30%         115,663         17.87           2,067,110       0.81%            23.75%
        2002 ............       1.30%         109,800         14.44           1,585,693       0.71%           -20.30%
        2001 ............       1.30%         123,761         18.12           2,242,470       0.32%           -27.75%
        2000 ............       1.30%         123,327         25.08           3,092,787       0.00%           -16.11%
        1999 ............       1.30%          67,212         29.89           2,009,150       0.05%            62.31%

     American Century Short-Term Government Fund - Investor Class
        2003 ............   0.95% to 1.90%    194,103    11.71 to 11.31       3,453,840       2.08%       0.15% to -0.81%
        2002 ............   0.95% to 1.90%    209,853    11.40 to 27.03       4,038,133       3.13%       3.24% to  4.24%
        2001 ............   0.95% to 1.70%    111,419    11.08 to 26.02       2,321,700       4.03%       5.32% to  6.13%
        2000 ............   0.95% to 1.35%    110,313    10.54 to 24.61       2,598,444       5.45%       5.45% to  6.39% (a)
        1999 ............       1.30%          87,493         23.13           2,023,943       6.00%             0.52%

     American Century Ultra(R) Fund - Investor Class
        2003 ............   0.95% to 2.25%  1,249,922     6.43 to  8.48      18,519,651       0.00%      24.63% to  23.00%
        2002 ............   0.95% to 1.90%  1,204,587     5.03 to 15.72      15,470,323       0.24%     -24.61% to -23.88%
        2001 ............   0.95% to 1.80%  1,276,469     6.68 to 20.73      22,547,669       0.00%     -16.16% to -15.43%
        2000 ............   0.95% to 1.65%  1,260,444     7.98 to 24.60      27,643,558       0.00%     -20.95% to -19.87% (b)
        1999 ............       1.30%         958,510         31.12          29,824,155       0.00%            39.63%

     Credit Suisse Emerging Growth Fund - Common Shares
        2003 ............       1.30%         282,864         13.17           3,726,032       0.00%            43.47%
        2002 ............       1.30%         263,436          9.18           2,418,674       0.00%           -31.07%
        2001 ............       1.30%         317,127         13.32           4,224,008       0.00%           -25.80%
        2000 ............       1.30%         339,409         17.95           6,092,533       0.00%           -13.17%
        1999 ............       1.30%         288,739         20.67           5,968,882       0.00%            39.97%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Credit Suisse Global Fixed Income Fund - Common Shares
        2003 ............       1.30%         72,744    $     13.98         $ 1,017,116      13.00%           12.98%
        2002 ............       1.30%         50,344          12.38             623,027       9.19%            8.79%
        2001  ...........       1.30%         16,666          11.38             189,593       4.44%            1.83%
        2000 ............       1.30%         15,052          11.17             168,162       8.93%            5.85%
        1999 ............       1.30%          5,420          10.55              57,203       3.26%           -0.91%

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2003 ............       1.30%         43,328          12.98             562,391       9.96%           29.05%
        2002 ............       1.30%         28,131          10.06             282,951      11.51%           -0.82%
        2001  ...........       1.30%         39,799          10.14             403,604      11.97%           -8.93%
        2000 ............       1.30%         57,457          11.14             639,794      11.51%          -21.83%
        1999 ............       1.30%         79,605          14.24           1,133,963      11.06%           -4.47%

     Dreyfus A Bonds Plus, Inc.
        2003 ............       1.30%        231,833          14.90           3,454,549       4.07%            3.29%
        2002 ............       1.30%        228,069          14.43           3,290,077       4.63%            6.48%
        2001  ...........       1.30%        202,272          13.55           2,740,365       6.72%            3.23%
        2000 ............       1.30%        157,768          13.12           2,070,621       5.85%            8.81%
        1999 ............       1.30%        160,276          12.06           1,933,180       6.26%            0.44%

     Dreyfus Appreciation Fund, Inc.
        2003 ............   0.95% to 1.90%   482,126      8.64 to  8.34       4,861,163       1.33%      19.24% to  18.10%
        2002 ............   0.95% to 1.90%   345,694      7.06 to 10.00       3,081,601       0.89%     -18.72% to -17.93%
        2001  ...........   0.95% to 1.70%   310,248      8.72 to 12.22       3,342,317       0.85%     -12.28% to -11.60%
        2000 ............   0.95% to 1.45%   225,503      9.96 to 13.88       2,880,685       0.70%      -0.42% to   0.49% (a)
        1999 ............       1.30%        156,211          13.81           2,157,476       0.75%            8.54%

     Dreyfus Balanced Fund, Inc.
        2003 ............   0.95% to 1.70%   197,843      9.04 to  8.79       1,978,349       1.29%      16.91% to  16.03%
        2002 ............   0.95% to 1.70%   151,031      7.58 to  9.15       1,294,706       2.16%     -17.89% to -17.26%
        2001  ...........   0.95% to 1.70%   150,473      9.23 to 11.10       1,544,987       2.63%      -6.09% to  -5.37%
        2000 ............   0.95% to 1.45%   101,028      9.84 to 11.78       1,125,660       2.48%      -1.56% to   0.65% (a)
        1999 ............       1.30%         29,698          11.70             347,446       2.76%            8.77%

     Dreyfus Emerging Leaders Fund
        2003 ............   0.95% to 1.25%    10,101     10.04 to  9.93         100,549       0.00%      38.16% to  37.74%
        2002 ............   0.95% to 1.25%     7,585      7.21 to  7.27          54,785       0.00%     -21.16% to -20.92%
        2001  ...........   0.95% to 1.25%     8,292      9.14 to  9.19          75,926       0.00%     -11.04% to -10.77%
        2000 ............   0.95% to 1.25%     7,486     10.28 to 10.30          76,996       0.00%       2.79% to   3.00% (a) (b)

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2003 ............   0.95% to 1.85%    94,492      5.70 to  5.52       1,239,435       0.00%      24.68% to  23.55%
        2002 ............   0.95% to 1.70%    84,912      4.48 to 14.97       1,005,117       0.00%     -30.58% to -30.04%
        2001  ...........   0.95% to 1.70%   128,466      6.46 to 21.47       1,894,868       0.00%     -25.02% to -24.45%
        2000 ............   0.95% to 1.45%   117,698      8.63 to 28.52       2,454,986       0.70%     -14.03% to -13.45% (b)
        1999 ............       1.30%         59,207          33.18           1,964,378       0.00%           28.47%

     Dreyfus S&P 500 Index Fund
        2003 ............       1.30%        712,646          25.67          18,293,906       1.19%           26.42%
        2002 ............       1.30%        723,651          20.31          14,693,857       0.99%          -23.52%
        2001  ...........       1.30%        789,038          26.55          20,949,067       0.88%          -13.51%
        2000 ............       1.30%        746,793          30.70          22,925,025       0.78%          -10.74%
        1999 ............       1.30%        692,394          34.39          23,813,192       0.96%           18.69%

     Evergreen Equity Income Fund - Class I
        2003 ............       1.30%         39,990          21.69             867,245       2.28%           29.75%
        2002 ............       1.30%         35,669          16.71             596,162       2.57%          -13.51%
        2001  ...........       1.30%         37,440          19.32             723,486       2.93%           -6.61%
        2000 ............       1.30%         69,614          20.69           1,440,452       4.25%            5.78%
        1999 ............       1.30%         72,494          19.56           1,418,098       4.96%           14.85%

     Federated Equity Income Fund - Class F Shares
        2003 ............   0.95% to 1.50%    14,167      7.48 to 7.34          105,332       2.08%      22.76% to  22.08%
        2002 ............   0.95% to 1.50%     9,824      6.02 to 6.09           59,545       1.40%     -20.63% to -20.19%
        2001  ...........   1.20% to 1.50%     4,072      7.58 to 7.61           30,976       2.25%     -12.64% to -12.37%

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Federated High Yield Trust
        2003 ............   0.95% to 1.90%   170,690    $10.85 to 10.47     $1,793,939        9.41%      21.65% to  20.48%
        2002 ............   0.95% to 1.90%   109,902      8.58 to  8.92        949,594       10.16%      -1.84% to  -0.89%
        2001 ............   0.95% to 1.60%    58,130      8.69 to  9.00        507,289       13.04%      -3.46% to  -2.82%
        2000 ............   0.95% to 1.45%    56,362      8.97 to  9.26        508,656       11.84%     -10.66% to  -7.44% (b)
        1999 ............       1.30%         49,637          10.04            498,493        8.80%             0.67%

     Federated Intermediate Income Fund - Institutional Service Class
        2003 ............   0.95% to 1.75%    22,611     12.49 to 12.17        280,879        5.02%       5.03% to   4.18%
        2002 ............   0.95% to 1.45%    15,511     11.76 to 11.89        183,786        4.85%       7.33% to   7.88%
        2001 ............   0.95% to 1.00%     8,388     11.02 to 11.03         92,479        5.55%       6.30% to   6.36%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
        2003 ............   0.95% to 2.05%   160,643     13.15 to 12.62      2,259,338        6.43%      11.80% to  10.56%
        2002 ............   0.95% to 2.05%   184,343     11.42 to 12.87      2,314,552        6.83%       4.74% to   5.91%
        2001 ............   0.95% to 1.90%   164,544     10.93 to 12.20      1,961,012        8.14%       5.27% to   6.30%
        2000 ............   0.95% to 1.45%   129,296     10.41 to 11.51      1,466,071        8.57%       3.44% to   4.46% (b)
        1999 ............       1.30%        139,182          11.13          1,549,200        7.48%            -3.61%

     Fidelity(R) Advisor Balanced Fund - Class A
        2003 ............   0.95% to 1.70%    84,334      9.79 to 9.52         820,544        2.29%      16.75% to  15.87%
        2002 ............   0.95% to 1.70%    81,046      8.22 to 8.38         676,669        2.76%     -10.35% to  -9.66%
        2001 ............   0.95% to 1.70%    71,335      9.16 to 9.28         660,892        3.11%      -3.40% to  -2.66%
        2000 ............   0.95% to 1.60%    28,454      9.49 to 9.54         271,045        2.86%      -5.06% to  -4.65% (a) (b)

     Fidelity(R) Advisor Balanced Fund - Class T
        2003 ............       1.30%         83,221          14.50          1,206,630        2.04%            16.02%
        2002 ............       1.30%         85,330          12.50          1,066,341        2.31%           -10.26%
        2001 ............       1.30%         86,449          13.92          1,203,797        2.61%            -3.19%
        2000 ............       1.30%         79,760          14.38          1,147,302        2.49%            -6.93%
        1999 ............       1.30%         86,087          15.46          1,330,505        2.54%             3.14%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2003 ............   0.95% to 1.70%   176,059      6.42 to 6.27       1,126,698        0.00%      30.82% to  29.83%
        2002 ............   0.95% to 1.70%   103,982      4.83 to 4.91         508,932        0.00%     -31.71% to -31.19%
        2001 ............   0.95% to 1.70%    51,875      7.07 to 7.13         369,764        0.00%     -19.35% to -18.73%

     Fidelity(R) Advisor Equity Income Fund - Class A
        2003 ............   0.95% to 1.90%   287,775     11.53 to 11.13      3,300,260        1.05%      27.53% to  26.31%
        2002 ............   0.95% to 1.90%   207,180      8.81 to  9.04      1,864,143        0.99%     -17.11% to -16.31%
        2001 ............   0.95% to 1.70%   116,878     10.67 to 10.80      1,260,302        0.90%      -3.88% to  -3.14%
        2000 ............       1.30%             46          11.13                512        0.87%             7.93%

     Fidelity(R) Advisor Equity Income Fund - Class T
        2003 ............       1.30%        182,726          18.39          3,359,593        0.87%            26.74%
        2002 ............       1.30%        173,217          14.51          2,512,751        0.68%           -16.74%
        2001 ............       1.30%        145,153          17.42          2,528,949        0.58%            -3.70%
        2000 ............   0.95% to 1.45%   137,238     11.12 to 18.09      2,324,827        1.21%      11.16% to  11.53% (a) (b)
        1999 ............       1.30%        122,013          16.76          2,045,287        0.59%             1.87%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
        2003 ............   0.95% to 1.90%    55,941      7.03 to 6.79         390,109        0.36%      28.16% to  26.94%
        2002 ............   0.95% to 1.90%    41,447      5.35 to 5.48         226,006        0.90%     -23.82% to -23.08%
        2001 ............   0.95% to 1.80%    28,345      7.03 to 7.13         201,522        0.94%     -16.56% to -15.83%
        2000 ............   0.95% to 1.45%    18,842      8.44 to 8.47         159,487        0.00%     -15.57% to -15.29% (a) (b)

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
        2003 ............       1.30%        370,410          12.61          4,670,127        0.15%            27.58%
        2002 ............       1.30%        375,670           9.88          3,712,674        0.44%           -23.44%
        2001 ............       1.30%        414,206          12.91          5,347,103        0.58%           -16.25%
        2000 ............       1.30%        443,491          15.41          6,835,757        0.00%           -19.31%
        1999 ............       1.30%        488,519          19.10          9,331,374        0.79%             2.53%

     Fidelity(R) Advisor High Income Advantage Fund - Class T
        2003 ............   0.95% to 1.90%   269,387     11.99 to 11.57      3,879,384       12.40%      42.27% to  40.90%
        2002 ............   0.95% to 1.90%   222,978      8.21 to 10.88      2,304,935        8.25%      -5.85% to  -4.94%
        2001 ............   0.95% to 1.80%   198,014      8.74 to 11.48      2,238,779        9.34%      -2.97% to  -2.13%
        2000 ............   0.95% to 1.45%   215,515      9.02 to 11.77      2,521,450        8.94%     -12.25% to  -9.45% (b)
        1999 ............       1.30%        219,180          13.42          2,940,818        7.71%             6.95%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                    Investment
                                     Expense                       Unit           Contract        Income          Total
                                     *Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   ---------------   --------------   ----------  -----------------
     Fidelity(R) Advisor Overseas Fund - Class A
        2003..................   0.95% to 1.50%     77,409   $  8.21 to 8.06     $  631,056         1.45%    42.94% to  42.15%
        2002..................   0.95% to 1.45%      4,402      5.68 to 5.74         25,233         0.00%   -21.29% to -20.89%
        2001..................   0.95% to 1.20%      5,894      7.24 to 7.26         42,703         0.00%   -21.09% to -20.89%

     Fidelity(R) Asset Manager(TM)
        2003..................        1.30%        231,668         19.40          4,494,463         2.56%          15.65%
        2002..................        1.30%        242,946         16.77          4,075,286         3.22%          -9.25%
        2001..................        1.30%        284,944         18.48          5,266,966         3.93%          -5.18%
        2000..................        1.30%        299,977         19.49          5,848,009         3.53%           1.06%
        1999..................        1.30%        290,579         19.29          5,605,426         3.16%          12.11%

     Fidelity(R) Capital & Income Fund
        2003..................        1.30%         11,090         61.31            679,880         8.32%          37.32%
        2002..................        1.30%         12,054         44.64            538,152         6.64%          -1.71%
        2001..................        1.30%         13,985         45.42            635,168         8.47%          -5.94%
        2000..................        1.30%         15,364         48.29            741,878         8.55%         -10.58%
        1999..................        1.30%         17,840         54.00            963,363         8.56%          11.73%

     Fidelity(R) Equity-Income Fund
        2003..................        1.30%        119,162         87.75         10,456,879         1.52%          28.27%
        2002..................        1.30%        121,343         68.41          8,301,198         1.53%         -18.24%
        2001..................        1.30%        137,625         83.67         11,515,266         1.45%          -6.26%
        2000..................        1.30%        146,711         89.26         13,095,396         1.53%           7.14%
        1999..................        1.30%        193,545         83.31         16,124,891         1.41%           5.76%

     Fidelity(R) Magellan(R)Fund
        2003 .................        1.30%        837,429         26.04         21,806,684         0.82%          23.20%
        2002 .................        1.30%        941,898         21.14         19,908,044         0.65%         -24.66%
        2001 .................        1.30%      1,116,333         28.05         31,317,101         0.41%         -12.81%
        2000 .................        1.30%      1,162,034         32.17         37,387,941         0.22%         -10.47%
        1999 .................        1.30%      1,080,953         35.94         38,844,976         0.60%          22.44%

     Fidelity(R) Puritan(R)Fund
        2003 .................        1.30%        407,038         26.31         10,711,174         2.57%          20.61%
        2002 .................        1.30%        455,032         21.82          9,927,580         2.97%          -9.11%
        2001 .................        1.30%        526,520         24.00         12,638,717         3.28%          -2.35%
        2000 .................        1.30%        546,155         24.58         13,425,361         3.00%           6.38%
        1999 .................        1.30%        637,179         23.11         14,723,211         3.26%           1.52%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 .................        1.30%          2,909         21.81             63,450         7.17%          25.61%
        2002 .................        1.30%          2,911         17.36             50,542        12.13%           2.10%
        2001 .................        1.30%          4,118         17.01             70,036        13.13%         -12.89%
        2000 .................        1.30%          4,173         19.52             81,470         7.51%         -23.48%
        1999 .................        1.30%          4,175         25.51            106,516         9.87%           6.75%

     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
        2003 .................   0.95% to 1.90%    436,986    12.74 to 12.30      5,924,590         1.40%    24.98% to  23.79%
        2002 .................   0.95% to 1.90%    380,780     9.93 to 11.45      4,163,804         1.27%   -12.89% to -12.04%
        2001 .................   0.95% to 1.90%    261,828    11.40 to 13.07      3,278,385         1.29%     3.91% to   4.93%
        2000 .................   1.20% to 1.30%     48,756    11.02 to 12.50        601,898         3.15%    10.21% to  11.95%(a)
        1999 .................        1.30%         26,055         11.16            290,896         1.84%          13.14%

     Franklin Small Cap Growth Fund I - Class A
        2003 .................   0.95% to 1.90%    289,019     6.39 to  6.17      1,840,506         0.00%    36.37% to  35.06%
        2002 .................   0.95% to 1.90%    185,549     4.57 to  4.69        866,959         0.00%   -30.92% to -30.25%
        2001 .................   0.95% to 1.70%    127,318     6.64 to  6.72        854,058         0.36%   -21.89% to -21.29%
        2000 .................   0.95% to 1.55%     51,710     8.51 to  8.54        441,355         1.20%   -14.93% to -14.59%(a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
        2003 .................   0.95% to 1.85%     77,941    14.91 to 14.47      1,154,090         0.48%    28.35% to  27.18%
        2002 .................   0.95% to 1.70%     42,332    11.42 to 11.62        489,094         0.94%    -7.56% to  -6.86%
        2001 .................   0.95% to 1.70%     19,653    12.35 to 12.47        244,496         1.96%    15.69% to  16.58%

     Gartmore Bond Fund - Class D
        2003 .................   0.95% to 2.05%     35,896    13.16 to 12.63        470,273         5.21%     5.38% to   4.21%
        2002 .................   0.95% to 2.05%     39,246    12.12 to 12.49        488,618         5.35%     7.03% to   8.23%
        2001 .................   0.95% to 1.70%     34,240    11.40 to 11.54        393,896         4.93%     7.97% to   8.80%
        2000 .................   0.95% to 1.45%        839    10.57 to 10.61          8,889         6.66%     5.73% to   6.09%(a)(b)

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income           Total
                                     *Rate*       Units      Fair Value     Owners' Equity      Ratio**         Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Tax qualified
        2003 .................        1.30%       36,727   $    54.53         $2,002,584        5.21%            5.01%
        2002 .................        1.30%       39,588        51.93          2,055,664        5.35%            7.85%
        2001 .................        1.30%       34,762        48.15          1,673,737        4.93%            8.41%
        2000 .................        1.30%       32,956        44.41          1,463,699        6.66%            6.00%
        1999 .................        1.30%       37,478        41.90          1,570,278        6.00%           -4.05%

     Non-tax qualified
        2003 .................        1.30%           72        54.29              3,909        5.21%            5.01%
        2002 .................        1.30%           72        51.70              3,748        5.35%            7.85%
        2001 .................        1.30%           73        47.94              3,500        4.93%            8.41%
        2000 .................        1.30%           73        44.22              3,228        6.66%            6.00%
        1999 .................        1.30%           73        41.72              3,045        6.00%           -4.05%

     Gartmore Government Bond Fund - Class D
        2003 .................   0.95% to 1.90%  473,517   13.04 to 12.59      6,686,754        4.09%       0.93% to -0.04%
        2002 .................   0.95% to 1.90%  507,979   12.59 to 14.99      7,158,033        3.97%       8.87% to  9.93%
        2001 .................   0.95% to 1.90%  197,497   11.57 to 13.69      2,497,854        4.99%       5.94% to  6.97%
        2000 .................   0.95% to 1.30%   39,451   10.97 to 12.85        496,638        5.36%       9.69% to 11.44%(a)
        1999 .................        1.30%       38,138        11.53            439,725        5.67%           -3.24%

     Gartmore Growth Fund - Class A
        2003 .................   0.95% to 1.45%   33,909   10.17 to 10.17        344,961        0.00%       1.74% to 1.72%(a)(b)

     Gartmore Growth Fund - Class D
        2003 .................   0.95% to 1.45%   38,281    4.90 to  4.81        186,771        0.04%      31.76% to  31.10%
        2002 .................   1.00% to 1.45%   12,687    3.67 to  3.72         46,876        0.00%     -29.74% to -29.42%
        2001 .................   0.95% to 1.45%   15,463    5.23 to  5.27         81,234        0.00%     -28.84% to -28.48%
        2000 .................   0.95% to 1.45%    7,383    7.34 to  7.37         54,365        0.00%     -26.55% to -26.31%(a)(b)

     Tax qualified
        2003 .................        1.30%       21,965        59.87          1,315,025        0.04%           31.30%
        2002 .................        1.30%       19,736        45.60            899,907        0.00%          -29.63%
        2001 .................        1.30%       20,929        64.80          1,356,183        0.00%          -28.73%
        2000 .................        1.30%       19,276        90.92          1,752,611        0.00%          -31.17%
        1999 .................        1.30%       26,654       132.10          3,520,962        0.18%           15.12%

     Non-tax qualified
        2003 .................        1.30%          116        63.21              7,333        0.04%           31.30%
        2002 .................        1.30%          116        48.15              5,599        0.00%          -29.63%
        2001 .................        1.30%          179        68.42             12,247        0.00%          -28.73%
        2000 .................        1.30%          198        96.00             19,008        0.00%          -31.17%
        1999 .................        1.30%          208       139.48             29,012        0.18%           15.12%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2003 .................   0.95% to 1.50%   10,009    9.89 to  9.75         98,367        1.58%      17.29% to  16.64%
        2002 .................   1.20% to 1.50%    7,874    8.36 to  8.40         66,041        2.25%     -13.63% to -13.37%
        2001 .................   1.20% to 1.30%    8,363    9.69 to  9.70         81,050        1.08%      -3.09% to  -3.05%(a)(b)

     Gartmore ID Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%   47,094    8.75 to  8.60        409,355        1.12%      30.44% to  29.72%
        2002 .................   0.95% to 1.50%   12,677    6.63 to  6.71         84,519        0.75%     -19.63% to -19.18%
        2001 .................   1.20% to 1.40%    1,341    8.25 to  8.28         11,072        0.34%     -12.69% to -12.52%

     Gartmore ID Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   73,292   10.78 to 10.59        787,586        2.03%       6.63% to  6.04%
        2002 .................   0.95% to 1.45%   32,226   10.00 to 10.11        324,890        7.25%      -0.94% to -0.44%
        2001 .................        1.35%           19        10.10                192        7.29%            0.75%

     Gartmore ID Moderate Fund - Service Class
        2003 .................   0.95% to 1.75%  109,099    9.76 to  9.51      1,057,085        1.90%      18.57% to  17.61%
        2002 .................   0.95% to 1.75%   52,794    8.08 to  8.23        433,241        2.51%     -11.14% to -10.41%
        2001 .................   0.95% to 1.45%   20,377    9.13 to  9.19        187,135        2.13%      -6.14% to  -5.66%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2003 .................   0.95% to 1.50%  155,282    9.20 to  9.03      1,418,116        1.19%      25.11% to  24.42%
        2002 .................   0.95% to 1.50%   21,384    7.26 to  7.35        156,352        1.31%     -15.72% to -15.25%
        2001 .................   1.35% to 1.45%      195    8.62 to  8.63          1,681        1.19%     -10.11% to -10.02%

     Gartmore ID Moderately Conservative Fund - Service Class
        2003 .................   0.95% to 1.50%   80,598   10.36 to 10.17        831,220        1.27%      12.45% to  11.83%
        2002 .................   1.20% to 1.45%    9,259    9.10 to  9.16         84,474        2.32%      -5.63% to  -5.39%
        2001 .................        1.50%          141         9.64              1,360        2.06%           -2.65%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                   Contract                                                    Investment
                                   Expense                        Unit            Contract       Income           Total
                                    *Rate*        Units        Fair Value     Owners' Equity     Ratio**          Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore Large Cap Value Fund - Class A
        2003 ................   0.95% to 1.90%     99,480   $11.47 to 11.07     $ 1,115,437       1.03%      26.81% to  25.60%
        2002 ................   0.95% to 1.90%     64,810     8.76 to  9.04         572,276       0.84%     -15.43% to -14.61%
        2001 ................   0.95% to 1.50%     56,771    10.30 to 10.59         589,278       1.05%      -6.22% to  -5.69%
        2000 ................   1.20% to 1.30%     11,972    10.96 to 11.21         131,235       1.73%      12.11% to  13.95%(a)
        1999 ................        1.30%            109          9.62               1,048       0.76%           -5.97%

     Gartmore Money Market Fund - Prime Shares
        2003 ................        1.30%        464,749         23.03          10,703,514       0.65%           -0.69%
        2002 ................        1.30%        588,136         23.19          13,639,591       1.09%           -0.19%
        2001 ................        1.30%        645,265         23.24          14,992,880       3.53%            2.11%
        2000 ................        1.30%        594,611         22.76          13,530,932       5.24%            4.53%
        1999 ................        1.30%        621,449         21.77          13,528,742       4.21%            3.32%

     Tax qualified
        2003 ................        1.30%          7,279         29.00             211,093       0.65%           -0.69%
        2002 ................        1.30%         44,653         29.20           1,303,965       1.09%           -0.19%
        2001 ................        1.30%         13,826         29.26             404,517       3.53%            2.11%
        2000 ................        1.30%         24,257         28.65             695,065       5.24%            4.53%
        1999 ................        1.30%         27,248         27.41             746,930       4.21%            3.32%

     Non-tax qualified
        2003 ................        1.30%            827         29.18              24,135       0.65%           -0.69%
        2002 ................        1.30%            830         29.39              24,405       1.09%           -0.19%
        2001 ................        1.30%            833         29.44              24,526       3.53%            2.11%
        2000 ................        1.30%            836         28.84              24,106       5.24%            4.53%
        1999 ................        1.30%            838         27.59              23,117       4.21%            3.32%

     Gartmore Money Market Fund - Service Class
        2003 ................   0.95% to 2.25%  1,054,174    10.54 to  9.72      11,007,017       0.53%      -0.45% to  -1.76%
        2002 ................   0.95% to 1.90%    767,343    10.32 to 10.59       8,076,213       0.95%      -0.91% to   0.05%
        2001 ................   0.95% to 1.75%    456,054    10.44 to 10.58       4,813,949       3.25%       1.57% to   2.40%
        2000 ................   0.95% to 1.55%    173,280    10.29 to 10.33       1,787,584       3.24%       2.91% to   3.33%(a)(b)

     Gartmore Nationwide(R) Fund - Class D
        2003 ................   0.95% to 1.65%     37,314     8.61 to  8.39         319,313       0.81%      25.89% to  25.00%
        2002 ................   0.95% to 1.90%     14,376     6.67 to  6.84          97,884       0.83%     -18.70% to -17.92%
        2001 ................   0.95% to 1.80%     24,097     8.21 to  8.33         200,101       0.60%     -13.54% to -12.79%
        2000 ................   0.95% to 1.45%     10,216     9.52 to  9.56          97,549       0.75%      -4.77% to  -4.45%(a)(b)

     Tax qualified
        2003 ................        1.30%         50,848        106.25           5,402,439       0.81%           25.45%
        2002 ................        1.30%         51,953         84.69           4,400,104       0.83%          -18.21%
        2001 ................        1.30%         53,874        103.55           5,578,402       0.60%          -13.10%
        2000 ................        1.30%         56,473        119.15           6,728,781       0.75%           -3.56%
        1999 ................        1.30%         69,097        123.55           8,537,108       0.82%           -1.53%

     Non-tax qualified
        2003 ................        1.30%             56        110.67               6,197       0.81%           25.45%
        2002 ................        1.30%             60         88.22               5,269       0.83%          -18.21%
        2001 ................        1.30%             92        107.85               9,922       0.60%          -13.10%
        2000 ................        1.30%            122        124.11              15,141       0.75%           -3.56%
        1999 ................        1.30%            149        128.69              19,175       0.82%           -1.53%

     Gartmore Value Opportunities Fund - Class A
        2003 ................   0.95% to 1.60%     15,946    12.42 to 12.16         196,853       0.07%      35.40% to  34.51%
        2002 ................   0.95% to 1.60%      4,444     9.04 to  9.17          40,469       0.68%     -15.73% to -15.18%
        2001 ................   1.25% to 1.50%        313    10.74 to 10.78           3,366       0.53%       0.31% to   0.57%

     INVESCO Dynamics Fund - Investor Class
        2003 ................   0.95% to 1.70%    833,176     5.20 to  5.06       6,557,162       0.00%      36.96% to  35.93%
        2002 ................   0.95% to 1.70%    758,031     3.72 to  7.09       4,438,708       0.00%     -34.22% to -33.72%
        2001 ................   0.95% to 1.80%    857,934     5.65 to 10.74       7,890,231       0.00%     -34.11% to -33.53%
        2000 ................   0.95% to 1.65%    769,129     8.58 to 16.22      11,510,996       0.00%     -14.21% to  -8.96%(a)(b)
        1999 ................        1.30%        198,949         17.81           3,543,551       0.00%           69.57%

     INVESCO Small Company Growth Fund - Investor Class
        2003 ................   0.95% to 1.65%     92,094     6.22 to  6.06         569,039       0.00%      32.23% to  31.29%
        2002 ................   0.95% to 1.65%    288,252     4.61 to  4.70       1,346,521       0.00%     -32.52% to -32.04%
        2001 ................   0.95% to 1.65%     51,770     6.84 to  6.92         357,182       0.00%     -22.23% to -21.67%
        2000 ................   0.95% to 1.65%     27,458     8.79 to  8.83         242,305       0.00%     -12.06% to -11.65%(a)(b)

                               Contract                                                     Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            --------------   ---------   ---------------   --------------   ----------   -----------------
     INVESCO Total Return Fund - Investor Class
        2003 ............   0.95% to 2.05%      43,049   $  9.66 to 9.27     $   411,647       1.49%      15.31% to  14.03%
        2002 ............   0.95% to 2.05%      44,076      8.13 to 8.37         366,162       1.67%     -14.24% to -13.28%
        2001 ............   0.95% to 1.70%      28,394      9.54 to 9.66         272,989       1.83%      -2.62% to  -1.88%
        2000 ............   0.95% to 1.45%      12,698      9.81 to 9.84         124,767       1.21%      -1.92% to  -1.59% (a) (b)

     Janus Adviser Balanced Fund
        2003 ............   0.95% to 1.90%     148,887      9.64 to 9.34       1,427,611       1.93%      12.92% to  11.84%
        2002 ............   0.95% to 1.70%     107,570      8.39 to 8.53         915,474       2.04%      -8.16% to  -7.46%
        2001 ............   0.95% to 1.70%      33,047      9.13 to 9.22         304,374       2.69%      -6.47% to  -5.75%
        2000 ............        0.95%             350         9.78                3,424       0.00%           2.17%        (a) (b)

     Janus Adviser International Fund
        2003 ............   1.20% to 1.50%     109,672      6.66 to 6.60         730,459       0.97%      33.16% to  32.76%
        2002 ............   1.05% to 1.45%       7,960      4.97 to 5.02          39,797       0.66%     -26.70% to -26.40%
        2001 ............   1.05% to 1.60%       2,188      6.77 to 6.82          14,898       0.72%     -24.03% to -23.60%

     Janus Adviser Worldwide Fund
        2003 ............   0.95% to 1.90%     212,407      6.16 to 5.97       1,299,031       0.63%      21.67% to  20.50%
        2002 ............   0.95% to 1.90%     189,431      4.96 to 5.06         954,394       0.38%     -27.41% to -26.71%
        2001 ............   0.95% to 1.80%     153,530      6.84 to 6.91       1,058,035       0.19%     -22.51% to -21.83%
        2000 ............   0.95% to 1.60%      53,006      8.82 to 8.84         468,310       1.19%     -11.75% to -11.61% (a) (b)

     Janus Fund
        2003 ............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476       0.00%      30.46% to  29.01%
        2002 ............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070       0.00%     -29.05% to -28.25%
        2001 ............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679       0.00%     -27.47% to -26.81%
        2000 ............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762       1.59%     -30.64% to -16.01%
        1999 ............        1.30%         595,937        29.15           17,368,953       0.00%           45.22%

     Janus Twenty Fund
        2003 ............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027       0.51%      24.12% to  22.93%
        2002 ............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379       0.59%     -25.47% to -24.74%
        2001 ............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488       0.72%     -30.49% to -29.88%
        2000 ............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720       0.00%     -33.29% to -31.21% (a) (b)
        1999 ............        1.30%         995,837        52.64           52,422,689       0.32%           62.76%

     Janus Worldwide Fund
        2003 ............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603       0.94%      23.06% to  22.37%
        2002 ............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531       0.72%     -27.13% to -26.72%
        2001 ............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803       0.02%     -24.04% to -23.61%
        2000 ............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531       1.28%     -21.61% to -17.95% (a) (b)
        1999 ............        1.30%         769,694        24.73           19,032,832       0.05%           62.24%

     Lazard Small Cap Portfolio - Open Shares
        2003 ............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176       0.00%      37.25% to  35.93%
        2002 ............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647       0.00%     -19.39% to -18.60%
        2001 ............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930       0.13%      15.44% to  16.56%
        2000 ............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757       0.92%       7.52% to  14.11% (a) (b)
        1999 ............        1.30%          17,391        10.46              181,986       0.21%            0.15%

     MFS(R)Strategic Income Fund - Class A+
        2003 ............        1.30%          61,538        12.05              741,264       6.42%           12.30%
        2002 ............        1.30%          39,645        10.73              425,225       6.58%            5.99%
        2001 ............        1.30%          34,722        10.12              351,384       2.62%            1.20%       (a) (b)
        2000 ............        1.30%          11,595        35.77              414,719       0.00%            0.07%
        1999 ............        1.30%          14,393        35.74              514,430       6.07%           -4.76%

     Nationwide(R)Bond Index Fund - Class A
        2003 ............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477       4.05%       2.20% to   1.47%
        2002 ............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628       4.20%       7.87% to   8.41%
        2001 ............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549       4.64%       5.80% to   6.13%

     Nationwide(R)International Index Fund - Class A
        2003 ............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429       1.07%      35.53% to  34.43%
        2002 ............   1.10% to 1.90%         564     5.90 to  6.01           3,377       1.86%     -19.27% to -18.61%
        2001 ............   1.20% to 1.45%         257     7.35 to  7.38           1,893       0.53%     -23.65% to -23.45%

     Nationwide(R)Large Cap Growth Fund - Class A
        2002 ............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128       0.00%     -29.31% to -29.13%
        2001 ............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173       0.00%     -21.90% to -21.50%
        2000 ............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230       0.00%     -25.23% to -24.03% (a)
        1999 ............        1.30%           1,471        13.39               19,703       0.00%           32.82%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                    Investment
                                Expense                      Unit            Contract        Income           Total
                                 Rate*        Units       Fair Value      Owners' Equity     Ratio**         Return***
                            --------------   -------   ----------------   --------------   ----------   ------------------
     Nationwide(R)Mid Cap Market Index Fund - Class A
        2003 ............   0.95% to 1.90%    40,923   $ 10.63 to 10.31     $   433,003       0.39%      33.11% to   31.83%
        2002 ............   0.95% to 1.90%    32,942      7.82 to  7.99         262,216       0.43%     -16.89% to  -16.08%
        2001 ............   0.95% to 1.45%     1,678      9.46 to  9.52          15,935       0.74%      -3.21% to   -2.72%

     Nationwide(R)Mutual Funds - Prestige Balanced Fund - Class A
        2000 ............        1.30%           396         10.53                4,169       2.80%            -2.60%
        1999 ............        1.30%           355         10.81                3,837       0.00%             7.72%

     Nationwide(R)S&P 500 Index Fund - Service Class
        2003 ............   0.95% to 2.25%   423,786      7.55 to  8.48       3,324,284       1.02%       26.57% to  24.92%
        2002 ............   0.95% to 2.05%   374,477      5.79 to  6.96       2,315,159       0.92%      -24.26% to -23.41%
        2001 ............   0.95% to 1.80%   299,497      7.68 to  9.12       2,460,849       0.69%      -13.92% to -13.17%
        2000 ............   0.95% to 1.65%   200,543      8.93 to 10.54       1,880,226       0.47%      -10.85% to -10.29% (a) (b)
        1999 ............        1.30%        17,851         11.82              210,947       0.74%            17.99%

     Nationwide(R)Small Cap Fund - Class A
        2003 ............   0.95% to 1.65%   153,649     11.64 to 11.34       2,125,948       0.00%       46.61% to  45.57%
        2002 ............   0.95% to 1.45%    74,127      7.83 to  9.74         707,046       0.00%      -19.73% to -19.32%
        2001 ............   0.95% to 1.45%    39,865      9.76 to 12.12         476,153       0.00%       -3.32% to  -2.82%
        2000 ............   0.95% to 1.30%    23,848     10.11 to 12.51         297,875       0.00%        1.08% to   3.17% (a)
        1999 ............        1.30%         8,135         12.13               98,664       0.01%            17.08%

     Nationwide(R) Small Cap Index Fund - Class A
        2003 ............   0.95% to 1.65%    27,945     10.76 to 10.52         298,888       0.49%       44.06% to  43.05%
        2002 ............   0.95% to 1.50%     7,171      7.38 to  7.47          53,271       1.32%      -22.13% to -21.69%
        2001 ............   0.95% to 1.50%       846      9.48 to  9.54           8,046       0.72%        0.14% to   0.70%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2003 ............        1.30%       193,335         16.89            3,265,121       0.29%            33.38%
        2002 ............        1.30%       241,595         12.66            3,058,980       0.82%           -26.71%
        2001 ............        1.30%       291,417         17.28            5,034,831       0.81%            -3.13%
        2000 ............        1.30%       321,714         17.84            5,737,780       0.62%            -3.13%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
        2003 ............        1.30%       201,663         25.08            5,057,026       0.03%            34.11%
        2002 ............        1.30%       209,534         18.70            3,917,971       0.15%           -25.80%
        2001 ............        1.30%       247,749         25.20            6,243,516       0.36%            -4.29%
        2000 ............        1.30%       250,980         26.33            6,608,638       0.63%            -0.73%
        1999 ............        1.30%       311,323         26.52            8,257,499       1.02%             6.40%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%   606,006     16.49 to 15.92      10,220,042       0.00%       30.40% to 29.16%
        2002 ............   0.95% to 1.90%   507,180     12.33 to 13.18       6,601,375       0.00%       -4.84% to -3.92%
        2001 ............   0.95% to 1.65%   327,635     13.01 to 13.76       4,458,041       0.00%       10.22% to 11.01%
        2000 ............   0.95% to 1.45%   130,513     11.82 to 12.44       1,618,992       0.00%       18.19% to 30.78% (a) (b)
        1999 ............        1.30%        71,239          9.51              677,694       0.54%             2.66%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2003 ............   0.95% to 1.55%    39,493      8.95 to  8.75         350,024       0.20%       33.73% to  32.92%
        2002 ............   0.95% to 1.55%    39,007      6.58 to  6.69         259,236       0.88%      -27.06% to -26.61%
        2001 ............   0.95% to 1.55%    26,591      9.02 to  9.11         241,440       0.97%       -3.46% to  -2.86%
        2000 ............   0.95% to 1.45%     6,805      9.35 to  9.38          63,775       0.43%       -6.48% to  -6.17% (a) (b)
        1999 ............        1.30%       379,737         18.41            6,991,351       0.00%             7.05%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2003 ............   0.95% to 1.90%    23,117      9.73 to  9.39         223,623       0.00%       34.37% to  33.09%
        2002 ............   0.95% to 1.90%    20,457      7.06 to  7.24         147,302       0.00%      -26.34% to -25.62%
        2001 ............   0.95% to 1.45%    19,125      9.65 to  9.74         185,603       0.29%       -4.66% to  -4.17%
        2000 ............   0.95% to 1.20%     4,165     10.14 to 10.16          42,290       1.22%        1.43% to   1.60% (a) (b)

     Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class Shares
        2003 ............        1.30%        97,423         14.31            1,394,009       3.71%             1.20%
        2002 ............        1.30%        89,370         14.14            1,263,616       4.77%             3.74%
        2001 ............        1.30%        87,855         13.63            1,197,430       5.09%             6.99%
        2000 ............        1.30%        60,106         12.74              765,668       5.35%             5.32%
        1999 ............        1.30%       119,912         12.10            1,450,390       6.54%             0.32%

                               Contract                                                      Investment
                                Expense                       Unit            Contract         Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity       Ratio**         Return***
                            --------------   ---------   ---------------   ---------------   ----------   -----------------
     Oppenheimer Capital Appreciation Fund A
        2003 ............   0.95% to 1.80%     213,208   $ 7.37 to  7.17     $ 1,565,653        0.00%      28.23% to  27.13%
        2002 ............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983        0.00%     -27.59% to -26.96%
        2001 ............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399        0.00%     -14.19% to -13.53%
        2000 ............        1.10%             587         9.10                5,342        0.00%            -9.00%      (a) (b)

     Oppenheimer Champion Income Fund A
        2003 ............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749        5.79%      12.45% to 12.06%  (a) (b)

     Oppenheimer Global Fund A
        2003 ............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357        0.80%      41.72% to  39.86%
        2002 ............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926        0.00%     -23.92% to -23.19%
        2001 ............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609        0.00%     -13.49% to -12.64%
        2000 ............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947        0.01%      -5.19% to  2.72%  (a) (b)
        1999 ............        1.30%         315,244        37.71           11,886,726        0.65%            56.42%

     Oppenheimer Strategic Income Fund - Class A
        2003 ............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385        4.89%      18.46% to 17.86%
        2002 ............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479        6.94%       5.30% to  5.56%
        2001 ............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590       15.96%       2.06% to  2.27%

     Phoenix-Oakhurst Balanced Fund - Class A
        2003 ............        1.30%          53,906        18.40              991,782        2.02%            17.06%
        2002 ............        1.30%          48,209        15.72              757,712        2.61%           -12.71%
        2001 ............        1.30%          48,287        18.01              869,481        2.71%             0.59%
        2000 ............        1.30%          49,220        17.90              881,067        2.56%            -1.67%
        1999 ............        1.30%          58,295        18.20            1,061,196        2.33%             9.32%

     PIMCO Total Return Fund - Class A
        2003 ............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697        2.94%       4.07% to 2.70%
        2002 ............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691        3.28%       7.67% to 8.60%
        2001 ............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700        7.24%       7.33% to 7.93%
        2000 ............        0.95%             328        10.43                3,422        0.00%             4.34%      (a) (b)

     Putnam International Equity Fund - Class A
        2003 ............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866        3.32%       26.65% to 26.39% (a) (b)

     Putnam Voyager Fund - Class A
        2003 ............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971        0.00%       17.71% to 17.31% (a) (b)

     Strong Advisor Common Stock Fund - Class Z
        2003 ............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020        0.00%      37.38% to  36.07%
        2002 ............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786        0.00%     -20.80% to -20.03%
        2001 ............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330        0.00%      -3.38% to  -2.64%
        2000 ............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354        0.28%      -4.20% to  -2.48% (a) (b)
        1999 ............        1.30%          69,558        14.43            1,003,874        0.00%            38.53%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2003 ............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739        0.00%      32.98% to  32.24%
        2002 ............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785        0.00%     -38.63% to -38.32%
        2001 ............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464        0.00%     -31.87% to -31.63%
        2000 ............        1.10%             530         7.73                4,099        0.00%           -22.65%      (a) (b)

     Strong Growth and Income Fund
        2003 ............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102        0.19%      23.26% to  22.14%
        2002 ............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434        0.01%     -22.97% to -22.57%
        2001 ............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241        0.00%     -21.23% to -20.83%

     Strong Large Cap Growth Fund
        2003 ............        1.30%         104,342        20.90            2,180,594        0.00%            25.19%
        2002 ............        1.30%         109,741        16.69            1,832,011        0.00%           -30.81%
        2001 ............        1.30%         139,555        24.13            3,367,016        0.00%           -33.16%
        2000 ............        1.30%         151,240        36.09            5,458,905        0.00%           -14.53%
        1999 ............        1.30%         115,792        42.23            4,889,682        0.00%            57.67%

     Templeton Foreign Fund - Class A
        2003 ............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490        1.99%      29.28% to 28.36%
        2002 ............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982        1.65%     -10.02% to -9.51%
        2001 ............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972        2.52%      -9.40% to -8.80%
        2000 ............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312        2.24%      -4.91% to  4.78%  (a) (b)
        1999 ............        1.30%         334,228        17.55            5,864,856        3.11%            37.40%

     Van Kampen Growth and Income Fund - Class A
        2003 ............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848        0.59%     24.24% to  23.82%  (a) (b)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                               Contract                                                   Investment
                               Expense                       Unit           Contract        Income           Total
                                Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   --------   ---------------   --------------   ----------   ----------------
     Van Kampen Growth Fund - Class A
        2003.............   0.95% to 1.45%    1,518    $12.30 to 12.26    $     18,651       0.00%      22.98% to 22.57% (a)(b)
     Van Kampen Real Estate Securities Fund - Class A
        2003.............   0.95% to 1.65%    5,655     12.77 to 12.71          72,097       2.27%      27.69% to 27.09% (a)(b)
     Victory VIF - Diversified Stock Fund Class A Shares
        2000.............   1.30% to 1.45%    6,012      9.48 to 10.53          63,184       0.46%     -12.16% to -7.70%
        1999.............       1.30%         4,361         11.99               52,287       0.06%          19.48%
     Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
        2003.............   1.20% to 1.25%      747     12.22 to 12.21           9,125       0.00%      22.16% to 22.12% (a)(b)
                                                                          ------------

     2003 Reserves for annuity contracts in payout phase:.............          86,845
                                                                          ------------
     2003 Contract owners' equity.....................................    $328,058,126
                                                                          ============
     2002 Reserves for annuity contracts in payout phase:.............          76,586
                                                                          ------------
     2002 Contract owners' equity.....................................    $261,873,293
                                                                          ============
     2001 Reserves for annuity contracts in payout phase:.............         112,595
                                                                          ------------
     2001 Contract owners' equity.....................................    $321,523,190
                                                                          ============
     2000 Reserves for annuity contracts in payout phase:.............         154,401
                                                                          ------------
     2000 Contract owners' equity.....................................    $358,914,405
                                                                          ============
     1999 Reserves for annuity contracts in payout phase:.............         225,036
                                                                          ------------
     1999 Contract owners' equity.....................................    $360,275,782
                                                                          ============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

     (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS(R) Strategic Income Fund - Class A was substituted for the MFS(R) Global Governments Fund - Class A. The financial highlights present data for the MFS(R) Global Governments Fund - Class A through 2000 and MFS(R) Strategic Income Fund - Class A thereafter.

================================================================================





                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
              (a) Financial Statements:

              Nationwide Variable Account:

                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                      Statements of Operations for the year ended December 31, 2003.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.


                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.


                      Consolidated Balance Sheets as of December
                      31, 2003 and 2002.

                      Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.


                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                 (1) Resolution of the Depositor's Board of         Filed previously with the Registration
                     Directors authorizing the establishment        Statement, (File No. 2-58043), and hereby
                     of the Registrant                              incorporated by reference.


                 (2) Not Applicable

                 (3)  Underwriting or Distribution of               Filed previously with the Registration
                      Contracts between the Depositor and           Statement (File No. 2-58043), and hereby
                      Principal Underwriter                         incorporated by reference.

                 (4) The form of the variable annuity contract      Filed previously with the Registration
                                                                    Statement (File No. 2-333-80481), and
                                                                    hereby incorporated by reference.

                 (5)  Variable Annuity Application                  Filed previously with the Registration
                                                                    Statement (File No. 333-80481), and hereby
                                                                    incorporated by reference.

                 (6) Articles of Incorporation of Depositor         Filed previously with the Registration
                                                                    Statement (File No. 2-58043), and hereby
                                                                    incorporated by reference.

                 (7) Not Applicable
                 (8) Not Applicable

                 (9)  Opinion of Counsel                            Filed previously with the original
                                                                    Registration Statement (File No. 333-80481),
                                                                    and hereby incorporated by reference.

                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer
         Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
            Financial Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
             Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
            Financial
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Robert O. Wilson, Senior Vice President-Corporate Strategy
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Qualified and Non-Qualified contract owners as of February 14, 2003 was 1,743 and 0 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and Assistant
        Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary
     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary

     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215



(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
      NAME OF PRINCIPAL            NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
      UNDERWRITER                  DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable
Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:


We consent to the use of our reports for Nationwide Variable Account dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-80481). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.




KPMG LLP

Columbus, Ohio
April 20th, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of April, 2004.


                                   NATIONWIDE VARIABLE ACCOUNT
          ----------------------------------------------------------------------
                                           (Registrant)

                                NATIONWIDE LIFE INSURANCE COMPANY
          ----------------------------------------------------------------------
                                             (Depositor)


          By:                          /s/ JAMIE RUFF CASTO
          ----------------------------------------------------------------------
                                             Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2004.

W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                          By /s/
                                                                          ------------------------------------------------------

                                                                                            Attorney-in-Fact
